UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

MANAGERS TRUST I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	OCTOBER 31

Date of reporting period:	NOVEMBER 1, 2010 – APRIL 30, 2011 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers AMG

April 30, 2011

FQ Tax-Managed U.S. Equity Fund

FQ U.S. Equity Fund

FQ Global Alternatives Fund

FQ Global Essentials Fund

SAR016-0411

Managers AMG

FQ Tax-Managed U.S. Equity, FQ U.S. Equity, FQ Global Alternatives, FQ Global Essentials

Semi-Annual Report—April 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUNDS PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

FQ Tax-Managed U.S. Equity Fund	4

FQ U.S. Equity Fund	7

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	11

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	13
FQ Tax-Managed U.S. Equity and FQ U.S. Equity
Fund balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Net Assets	14
FQ Global Alternatives and FQ Global Essentials
Portfolio of Investments, Fund balance sheet, net asset value (NAV) per share computations, cumulative undistributed amounts, and notes to Statement of Net Assets

Statements of Operations	22
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	23
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	25
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	33
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2011	Expense Ratio for the Period	Beginning Account Value 11/01/10	Ending Account Value 04/30/11	Expenses Paid During the Period*
Managers AMG FQ Tax-Managed U.S. Equity Fund
Class A Shares
Based on Actual Fund Return	1.24%	$1,000	$1,190	$6.73
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.21
Class C Shares
Based on Actual Fund Return	1.99%	$1,000	$1,186	$10.79
Hypothetical (5% return before expenses)	1.99%	$1,000	$1,015	$9.94
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$1,192	$5.38
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96
Managers AMG FQ U.S. Equity Fund
Class A Shares
Based on Actual Fund Return	1.04%	$1,000	$1,184	$5.63
Hypothetical (5% return before expenses)	1.04%	$1,000	$1,020	$5.21
Class C Shares
Based on Actual Fund Return	1.79%	$1,000	$1,180	$9.68
Hypothetical (5% return before expenses)	1.79%	$1,000	$1,016	$8.95
Institutional Class Shares
Based on Actual Fund Return	0.79%	$1,000	$1,186	$4.28
Hypothetical (5% return before expenses)	0.79%	$1,000	$1,021	$3.96
Managers AMG FQ Global Alternatives Fund
Class A Shares
Based on Actual Fund Return	1.93%	$1,000	$986	$9.50
Hypothetical (5% return before expenses)	1.93%	$1,000	$1,015	$9.64
Class C Shares
Based on Actual Fund Return	2.49%	$1,000	$983	$12.24
Hypothetical (5% return before expenses)	2.49%	$1,000	$1,012	$12.42
Service Class Shares
Based on Actual Fund Return	1.71%	$1,000	$987	$8.42
Hypothetical (5% return before expenses)	1.71%	$1,000	$1,017	$8.55
Institutional Class Shares
Based on Actual Fund Return	1.49%	$1,000	$988	$7.34
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,017	$7.45
Managers AMG FQ Global Essentials Fund
Investor Class Shares
Based on Actual Fund Return	1.49%	$1,000	$1,046	$7.56
Hypothetical (5% return before expenses)	1.49%	$1,000	$1,017	$7.45
Service Class Shares
Based on Actual Fund Return	1.24%	$1,000	$1,047	$6.29
Hypothetical (5% return before expenses)	1.24%	$1,000	$1,019	$6.21
Institutional Class Shares
Based on Actual Fund Return	0.99%	$1,000	$1,048	$5.03
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.96

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Fund Performance

All periods ended April 30, 2011 (unaudited)

The table below shows the average annual total returns of the Funds for each period through April 30, 2011 and each Fund’s index for the same time periods.

	Average Annual Total Returns[1]
	Six Months	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers AMG FQ Tax-Managed U.S. Equity Fund [2,5,8]
No Load Before Taxes:
Institutional Class	19.23%	22.69%	2.84%	4.66%	4.37%	12/18/00
Class A*	19.03%	22.37%	2.66%	—	2.90%	03/01/06
Class C*	18.59%	21.48%	1.91%	—	2.12%	03/01/06
Russell 3000® Index [13]	17.65%	18.35%	3.33%	3.64%	2.98%	12/18/00	†
No Load After Taxes: [6]
Return After Taxes on Distributions
Institutional Class	19.16%	22.61%	2.74%	4.55%	4.27%	12/18/00
Class A*	19.02%	22.35%	2.61%	—	2.84%	03/01/06
Class C*	18.59%	21.48%	1.91%	—	2.12%	03/01/06
Return After Taxes on Distributions and Sale of Fund Shares
Institutional Class	12.59%	14.83%	2.40%	4.02%	3.77%	12/18/00
Class A*	12.39%	14.56%	2.26%	—	2.47%	03/01/06
Class C*	12.08%	13.96%	1.63%	—	1.81%	03/01/06
With Load Before Taxes:
Class A*	12.19%	15.53%	1.45%	—	1.73%	03/01/06
Class C*	17.59%	20.48%	1.91%	—	2.12%	03/01/06

Managers AMG FQ U.S. Equity Fund [2,5,8]
No Load:
Institutional Class	18.64%	20.38%	3.02%	3.11%	7.74%	08/14/92
Class A*	18.36%	20.11%	2.74%	—	3.19%	03/01/06
Class C*	17.99%	19.28%	2.03%	—	2.49%	03/01/06
Russell 3000® Index [13]	17.65%	18.35%	3.33%	3.64%	8.88%	08/14/92	†
With Load:
Class A*	11.53%	13.19%	1.53%	—	2.01%	03/01/06
Class C*	16.99%	18.28%	2.03%	—	2.49%	03/01/06

Managers AMG FQ Global Alternatives Fund # [2,3,4,8,14]
No Load:
Class A	(1.37)%	(0.79)%	2.10%	—	2.13%	03/30/06
Class C	(1.70)%	(1.31)%	1.39%	—	1.41%	03/30/06
Service Class**	(1.27)%	(0.49)%	—	—	1.28%	01/01/10
Institutional Class**	(1.17)%	(0.29)%	—	—	1.36%	01/01/10
Citigroup 1-Month T-Bill Index[7]	0.06%	0.14%	1.87%	—	1.92%	03/30/06	†
With Load:
Class A	(7.00)%	(6.49)%	0.90%	—	0.94%	03/30/06
Class C	(2.69)%	(2.29)%	1.39%	—	1.41%	03/30/06

Managers AMG FQ Global Essentials Fund [2,9,10,12,15,16]
Investor Class**	4.57%	12.33%	—	—	12.77%	01/01/10
Service Class**	4.70%	12.64%	—	—	13.08%	01/01/10
Institutional Class	4.80%	12.83%	1.20%	3.16%	6.40%	11/18/88
Managers Global Essentials Fund Composite Hedged Index[11]	5.44%	6.57%	1.55%	2.20%	5.65%	11/30/88	[17]
Managers Global Essentials Fund Composite Unhedged Index[11]	9.02%	15.77%	4.99%	5.93%	7.06%	11/30/88	[17]

2

Fund Performance

All periods ended April 30, 2011 (continued)

†	The date reflects the inception date of the Fund, not the index.
*	Class A and Class C shares commenced operations on March 1, 2006.
**	Investor and Service Class shares commenced operations on January 1, 2010. Institutional Class shares for FQ Global Alternatives Fund commenced operations on January 1, 2010.
#	Commencement of operations was March 30, 2006.

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our website at www.managersinvest.com.

Performance differences among the share classes are due to the differences in sales charge structures and class expenses. Load performance: maximum sales charge on Class A shares is 5.75% and Class C shares held for less than one year are subject to a 1.0% contingent deferred sales charge (CDSC).

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2011. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

Investments in foreign securities and currency instruments are subject to additional risks such as erratic market conditions, economic and political instability, and currency exchange rate fluctuations.

[4]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed- income securities to fall.

[5]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small and medium capitalization companies) when stocks of large-capitalization companies are out of favor. Although the Fund is managed to minimize taxable distributions, it may not be able to avoid taxable distributions.

[6]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(K) plans or individual retirement accounts.

[7]

Performance for the Citigroup 1-Month U.S. Treasury Bill Index reflects an inception date of March 31, 2006. The Citigroup 1-Month Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. Unlike the Fund, the Citigroup 1-Month T-Bill Index is unmanaged, is not available for investment, and does not incur expenses.

[8]	Class C shares convert to an equal dollar value of Class A shares at the end of the tenth year after purchase.

[9]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[10]

Obligations of certain government agencies are not backed by the full faith and credit of the U.S. Government. If one of these agencies defaulted on a loan, there is no guarantee that the U.S. Government will provide financial support. Additionally, debt securities of the U.S. Government may be affected by changing interest rates and subject to prepayment risk.

[1][1]

The Fund’s index is comprised of 60% MSCI World Index and 40% Citigroup World Government Bond Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI World Index consists of 24 developed country indices. The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year. Unlike the Fund, the Composite Index is unmanaged, is not available for investment, and does not incur fees. All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

[12]

Because the Fund invests in exchange-traded funds (ETFs) which incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the Fund will be indirectly exposed to all the risks of securities held by the ETFs.

[13]

The Russell 3000® Index is a market-capitalization weighted index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The returns shown for the Index reflect no deduction for fees, expenses, or taxes. Unlike the Fund, the Russell 3000® Index is unmanaged, is not available for investment, and does not incur expenses. The Russell 3000® Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

[14]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may also involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.

[15]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments.

[16]	The use of leverage in a Fund’s strategy can magnify relatively small market movements into relatively larger losses for the Fund.

[17]	The date reflects the closest available index date to the fund’s inception date.

Not FDIC insured, nor bank guaranteed. May lose value.

3

Managers AMG FQ Tax-Managed U.S. Equity Fund

Fund Snapshots

April 30, 2011 (unaudited)

Portfolio Breakdown

Industry	FQ Tax-Managed U.S. Equity Fund**	Russell 3000® Index
Information Technology	19.9%	18.1%
Financials	15.7%	15.8%
Consumer Discretionary	14.2%	11.4%
Health Care	11.7%	11.4%
Energy	11.0%	12.2%
Industrials	9.8%	11.8%
Consumer Staples	7.1%	9.0%
Materials	6.5%	4.3%
Utilities	2.6%	3.3%
Telecommunication Services	1.0%	2.7%
Other Assets and Liabilities	0.5%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
International Business Machines Corp.*	3.4%
Chevron Corp.*	3.2
Apple, Inc.*	2.6
Dillard’s, Inc., Class A*	2.0
JPMorgan Chase & Co.*	2.0
Micron Technology, Inc.*	2.0
DIRECTV, Class A*	2.0
ConocoPhillips Co.	1.7
Berkshire Hathaway, Inc., Class B*	1.7
Liberty Global, Inc., Class A	1.7

Top Ten as a Group	22.3%

*	Top Ten Holding at October 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

4

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Shares		Value
Common Stocks - 99.5%
Consumer Discretionary - 14.2%
Destination Maternity Corp.*	12,000		$280,440
Dillard’s, Inc., Class A	21,600	[2]	1,037,232
DIRECTV, Class A*	20,700		1,005,813
Discovery Communications, Inc., Class C*	4,800		189,408
Domino’s Pizza, Inc.*	41,000		761,370
Fisher Communications, Inc.*	1,400		42,350
Ford Motor Co.*	35,400		547,638
Interpublic Group of Companies, Inc.	7,600		89,300
Knology, Inc.*	40,000		610,000
Lear Corp.	4,000		204,560
Libbey, Inc.*	9,400		160,270
Liberty Global, Inc., Class A*	18,400	[2]	855,600
Rent-A-Center, Inc.	13,600		414,120
Target Corp.	2,000		98,200
Timberland Co.*	1,600		72,304
TRW Automotive Holdings Corp.*	9,800		559,188
Yum! Brands, Inc.	7,000		375,480
Total Consumer Discretionary			7,303,273
Consumer Staples - 7.1%
Coca-Cola Bottling Co. Consolidated	1,400		98,630
Coca-Cola Co., The	1,000		67,460
CVS Caremark Corp.	4,400		159,456
Dr Pepper Snapple Group, Inc.	4,400		172,480
Elizabeth Arden, Inc.*	1,400		42,084
Estee Lauder Co., Class A	1,200		116,400
Hormel Foods Corp.	2,000		58,820
Kroger Co., The	6,200		150,722
Philip Morris International, Inc.	12,200		847,168
Prestige Brands Holdings, Inc.*	8,000		92,400
Procter & Gamble Co., The	4,800		311,520
Ralcorp Holdings, Inc.*	2,600		202,280
Revlon, Inc., Class A*	10,000		172,200
Seneca Foods Corp., Class A*	2,800		78,288
Smithfield Foods, Inc.*	10,800		254,448
Tyson Foods, Inc., Class A	25,600		509,440
Wal-Mart Stores, Inc.	1,200		65,976
Whole Foods Market, Inc.	4,200		263,592
Total Consumer Staples			3,663,364
Energy - 11.0%
Apache Corp.	5,000		666,850
Chevron Corp.	15,000		1,641,600
ConocoPhillips Co.	11,000		868,230

	Shares		Value
Exxon Mobil Corp.	5,600		$492,800
Hess Corp.	6,600		567,336
Marathon Oil Corp.	9,400		507,976
Occidental Petroleum Corp.	3,600		411,444
Oil States International, Inc.*	3,800		315,438
Seacor Holdings, Inc.	600		59,298
VAALCO Energy, Inc.*	15,200		105,944
Total Energy			5,636,916
Financials - 15.7%
American Financial Group, Inc.	6,400		228,928
American Safety Insurance Holdings, Ltd.*	10,600		215,816
Arch Capital Group, Ltd.*	4,400		457,600
Bank of America Corp.	24,800		304,544
Bank of the Ozarks, Inc.	11,000		489,830
Berkshire Hathaway, Inc.*	1		124,750
Berkshire Hathaway, Inc., Class B*	10,287		856,907
Capital One Financial Corp.	2,000		109,460
Cardtronics, Inc.*	2,800		59,500
Chubb Corp., The	1,600		104,304
Everest Re Group, Ltd.	5,100		464,712
FBL Financial Group, Inc., Class A	6,800		207,400
Financial Institutions, Inc.	1,600		27,200
First Cash Financial Services, Inc.*	5,200		204,048
First Citizens BancShares, Inc., Class A	1,000		200,010
Goldman Sachs Group, Inc.	2,000		302,020
Invesco Mortgage Capital, Inc.	1,600		36,384
JPMorgan Chase & Co.	22,700		1,035,801
KeyCorp	25,800		223,686
Loews Corp.	4,000		177,040
Nara Bancorp, Inc.*	26,000	[2]	255,580
Nelnet, Inc.	9,200		211,876
PNC Financial Services Group, Inc., The	8,400		523,656
SunTrust Banks, Inc.	15,600		439,764
Travelers Companies, Inc., The	5,600		354,368
World Acceptance Corp.*	6,800		462,060
Total Financials			8,077,244
Health Care - 11.7%
Allergan, Inc.	1,000		79,560
Atrion Corp.	400		69,260
Biogen Idec, Inc.*	6,800		661,980
Express Scripts, Inc.,*	9,000		510,660
Five Star Quality Care, Inc.*	24,400		204,472
HealthSouth Corp.*	7,000		179,410
HealthSpring, Inc.*	4,800		199,152

The accompanying notes are an integral part of these financial statements. 5

Managers AMG FQ Tax-Managed U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 11.7% (continued)
Humana, Inc.*	7,800	$593,736
Invacare Corp.	13,400	440,860
Johnson & Johnson	4,400	289,168
Kensey Nash Corp.*	9,200	227,516
McKesson Corp.	3,400	282,234
Medicis Pharmaceutical Corp., Class A	6,400	226,944
Par Pharmaceutical Co., Inc.*	11,000	378,840
Pfizer, Inc.	5,200	108,992
PSS World Medical, Inc.*	12,200	350,872
Sirona Dental Systems, Inc.*	5,200	296,764
Sun Healthcare Group, Inc.*	4,266	50,296
Symmetry Medical, Inc.*	4,400	43,780
UnitedHealth Group, Inc.	13,800	679,374
WellCare Health Plans, Inc.*	2,600	113,906
Total Health Care		5,987,776
Industrials - 9.8%
Alamo Group, Inc.	2,000	57,220
Alaska Airgroup, Inc.*	6,600	434,742
AMERCO*	4,400	447,568
CSX Corp.	2,600	204,594
Esterline Technologies Corp.*	1,600	114,880
FedEx Corp.	4,700	449,649
Gencorp, Inc.*	24,800	161,944
Kadant, Inc.*	5,400	166,590
KBR, Inc.	11,800	452,766
Lawson Products, Inc.	2,200	48,466
M&F Worldwide Corp.*	9,400	235,846
Park-Ohio Holdings Corp.*	17,800	379,496
Sauer-Danfoss, Inc.*	6,400	377,664
Timken Co.	8,600	484,954
TriMas Corp.*	21,800	505,978
Union Pacific Corp.	2,400	248,328
United Technologies Corp.	3,000	268,740
Total Industrials		5,039,425
Information Technology - 19.9%
Apple, Inc.*	3,800	1,323,274
Brightpoint, Inc.*	6,000	60,720
Corning, Inc.	2,400	50,256
EMC Corp.*	2,800	79,352
Google, Inc.*	1,400	761,740
Intel Corp.	25,800	598,302
International Business Machines Corp.	10,200	1,739,916
Lam Research Corp.*	8,400	405,804
MasterCard, Inc., Class A	1,600	441,424

	Shares	Value
Micron Technology, Inc.*	90,600	$1,022,874
Microsoft Corp.	15,200	395,504
MIPS Technologies, Inc.*	34,400	286,208
MKS Instruments, Inc.	4,600	130,548
NCI, Inc., Class A*	14,000	344,540
Newport Corp.*	18,800	352,124
PC Connection, Inc.*	4,000	35,520
Rudolph Technologies, Inc.*	17,200	194,532
Texas Instruments, Inc.	21,000	746,130
TIBCO Software, Inc.*	20,600	617,794
Vishay Intertechnology, Inc.*	34,000	648,720
Total Information Technology		10,235,282
Materials - 6.5%
Buckeye Technologies, Inc.	2,400	67,584
Crown Holdings, Inc.*	7,000	261,800
Domtar Corp.	5,200	483,704
Freeport McMoRan Copper & Gold, Inc.,
Class B	15,200	836,456
Graphic Packaging Holding Co.*	46,700	256,383
KapStone Paper and Packaging Corp.*	12,200	212,036
W.R. Grace & Co.*	18,200	825,552
Walter Industries, Inc.	2,800	387,016
Total Materials		3,330,531
Telecommunication Services - 1.0%
American Tower Corp., Class A*	800	41,848
AT&T, Inc.	8,600	267,632
U.S. Cellular Corp.*	4,600	226,504
Total Telecommunication Services		535,984
Utilities - 2.6%
El Paso Electric Co.*	24,200	749,716
Southwest Gas Corp.	15,400	612,458
Total Utilities		1,362,174
Total Common Stocks (cost $34,677,802)		51,171,969
Short-Term Investments - 3.9%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	320,519	256,055
BNY Mellon Overnight Government Fund, 0.05%[3]	1,610,573	1,610,573
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	139,525	139,525
Total Short-Term Investments (cost $2,070,617)		2,006,153
Total Investments - 103.4% (cost $36,748,419)		53,178,122
Other Assets, less Liabilities - (3.4)%		(1,767,293)
Net Assets - 100.0%		$51,410,829

The accompanying notes are an integral part of these financial statements. 6

Managers AMG FQ U.S. Equity Fund

Fund Snapshots

April 30, 2011 (unaudited)

Portfolio Breakdown

Industry	FQ U.S. Equity Fund**	Russell 3000® Index
Information Technology	18.0%	18.1%
Financials	14.4%	15.8%
Consumer Discretionary	13.8%	11.4%
Energy	12.1%	12.2%
Health Care	11.7%	11.4%
Industrials	10.4%	11.8%
Consumer Staples	7.7%	9.0%
Materials	5.1%	4.3%
Telecommunication Services	3.2%	2.7%
Utilities	2.8%	3.3%
Other Assets and Liabilities	0.8%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Exxon Mobil Corp.*	2.6%
Chevron Corp.*	2.4
International Business Machines Corp.	2.4
Microsoft Corp.*	2.1
Philip Morris International, Inc.*	1.9
ConocoPhillips Co.*	1.9
Intel Corp.*	1.8
AT&T, Inc.*	1.7
UnitedHealth Group, Inc.	1.5
General Electric Co.	1.4

Top Ten as a Group	19.7%

*	Top Ten Holding at October 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

7

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Shares		Value
Common Stocks - 99.2%
Consumer Discretionary - 13.8%
Autoliv, Inc.	4,400		$352,572
Coach, Inc.	5,000		299,050
Coinstar, Inc.*	11,600	[2]	626,168
Comcast Corp., Class A	13,000		341,120
Destination Maternity Corp.*	6,000		140,220
Dillard’s, Inc., Class A	14,000	[2]	672,280
DIRECTV, Class A*	13,400		651,106
DISH Network Corp., Class A*	14,200		355,568
Domino’s Pizza, Inc.*	4,800		89,136
Gap, Inc., The	5,800		134,792
Hyatt Hotels Corp., Class A*	7,600		336,756
Interpublic Group of Companies, Inc.	24,200		284,350
Las Vegas Sands Corp.*	4,400		206,844
Libbey, Inc.*	7,800		132,990
Liberty Media Corp., Interactive Group, Class A*	31,000		541,880
Lincoln Educational Services Corp.	21,200		354,040
News Corp., Inc., Class A	26,200		466,884
Papa John’s International, Inc.*	2,600		78,156
Sinclair Broadcast Group, Inc.	5,600		64,344
Stage Stores, Inc.	3,200		61,632
Target Corp.	6,200		304,420
Timberland Co.*	8,000		361,520
Time Warner, Inc.	15,400		583,044
TJX Cos., Inc., The	6,200		332,444
TRW Automotive Holdings Corp.*	3,400		194,004
Yum! Brands, Inc.	1,600		85,824
Total Consumer Discretionary			8,051,144
Consumer Staples - 7.7%
Central Garden & Pet Co., Class A*	17,800		178,356
Church & Dwight Co., Inc.	3,200		263,936
Coca-Cola Co., The	6,800		458,728
Dr Pepper Snapple Group, Inc.	16,600		650,720
Herbalife, Ltd.	1,400		125,692
Hormel Foods Corp.	9,200		270,572
Kimberly-Clark Corp.	2,200		145,332
Philip Morris International, Inc.	16,400		1,138,816
Prestige Brands Holdings, Inc.*	2,600		30,030
Procter & Gamble Co., The	2,800		181,720
Revlon, Inc., Class A*	4,400		75,768
Smithfield Foods, Inc.*	2,800		65,968
Tyson Foods, Inc., Class A	33,200		660,680

	Shares	Value
USANA Health Sciences, Inc.*	1,800	$67,140
Walgreen Co.	5,200	222,144
Total Consumer Staples		4,535,602
Energy - 12.1%
Chevron Corp.	12,800	1,400,832
ConocoPhillips Co.	13,800	1,089,234
Dresser-Rand Group, Inc.*	4,400	231,176
Exxon Mobil Corp.	17,200	1,513,600
Helmerich & Payne, Inc.	7,600	504,184
Marathon Oil Corp.	12,600	680,904
National Oilwell Varco, Inc.	1,800	138,042
Occidental Petroleum Corp.	6,800	777,172
OYO Geospace Corp.*	1,000	93,280
Seacor Holdings, Inc.	1,600	158,128
VAALCO Energy, Inc.*	9,600	66,912
Valero Energy Corp.	16,000	452,800
Total Energy		7,106,264
Financials - 14.4%
Advance America, Cash Advance Centers, Inc.	15,600	91,728
Aflac, Inc.	7,400	415,806
American Express Co.	11,600	569,328
American Financial Group, Inc.	10,400	372,008
Axis Capital Holdings, Ltd.	5,000	176,800
Bank of the Ozarks, Inc.	2,400	106,872
Berkshire Hathaway, Inc., Class B*	6,600	549,780
Calamos Asset Management, Inc., Class A	4,200	68,334
Capital One Financial Corp.	2,000	109,460
Cardtronics, Inc.*	20,200	429,250
Chubb Corp., The	6,400	417,216
CME Group, Inc.	400	118,308
Community Bank System, Inc.	1,800	45,036
Dynex Capital, Inc.	27,400	270,712
Equity Lifestyle Properties, Inc.	1,600	95,712
FBL Financial Group, Inc., Class A	1,800	54,900
First Financial Bancorp	2,000	32,960
Franklin Resources, Inc.	4,000	516,480
Getty Realty Corp.	2,400	60,984
Hospitality Properties Trust	7,600	183,540
JPMorgan Chase & Co.	3,200	146,016
KeyCorp	67,800	587,826
M&T Bank Corp.	1,000	88,370
Nara Bancorp, Inc.*	6,200	60,946
NASDAQ OMX Group, Inc., The*	13,000	352,300

The accompanying notes are an integral part of these financial statements. 8

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 14.4% (continued)
Newcastle Investment Corp.*	28,400	$179,204
ProAssurance Corp.*	1,000	66,400
Rayonier, Inc.	10,800	716,688
Reinsurance Group of America, Inc.	800	50,640
Republic Bancorp, Inc., Class A	5,200	113,256
Rockville Financial, Inc.	3,800	37,734
SunTrust Banks, Inc.	20,000	563,800
Travelers Companies, Inc., The	5,800	367,024
Two Harbors Investment Corp.	26,400	276,144
World Acceptance Corp.*	1,800	122,310
Total Financials		8,413,872
Health Care - 11.7%
America Service Group, Inc.	4,000	103,200
AMERIGROUP Corp.*	9,200	628,360
ArthroCare Corp.*	5,000	176,650
Biogen Idec, Inc.*	7,800	759,330
Bristol-Myers Squibb Co.	27,000	758,700
Cantel Medical Corp.	3,800	98,534
Chemed Corp.	2,200	153,186
CIGNA Corp.	7,800	365,274
Cyberonics, Inc.*	10,000	355,700
Eli Lilly and Co.	15,400	569,954
HealthSouth Corp.*	3,800	97,394
Johnson & Johnson	1,400	92,008
Kensey Nash Corp.*	1,400	34,622
Magellan Health Services, Inc.*	2,600	135,252
McKesson Corp.	1,000	83,010
Medicines Co., The*	3,600	56,520
Medicis Pharmaceutical Corp., Class A	5,200	184,392
Orthofix International NV*	3,200	109,024
Providence Service Corp.*	4,600	67,804
Sirona Dental Systems, Inc.*	9,400	536,458
Symmetry Medical, Inc.*	10,800	107,460
UnitedHealth Group, Inc.	18,200	895,986
ViroPharma, Inc.*	25,200	486,108
Total Health Care		6,854,926
Industrials - 10.4%
Alaska Airgroup, Inc.*	9,400	619,178
AMERCO*	6,000	610,320
American Science & Engineering, Inc.	400	35,240
Clean Harbors, Inc.*	1,000	98,500
CSX Corp.	3,600	283,284

	Shares		Value
Dover Corp.	9,000		$612,360
Gencorp, Inc.*	27,800		181,534
General Dynamics Corp.	2,600		189,332
General Electric Co.	40,600		830,270
Great Lakes Dredge & Dock Corp.	25,200		187,740
HEICO Corp.	4,200	[2]	202,272
Kelly Services, Inc.*	1,800		34,398
M&F Worldwide Corp.*	8,400		210,756
NACCO Industries, Inc., Class A	1,600		168,368
Northrop Grumman Corp.	2,000		127,220
Sauer-Danfoss, Inc.*	12,200		719,922
SkyWest, Inc.	2,800		46,284
Thomas & Betts Corp.*	4,000		231,880
TriMas Corp.*	14,800		343,508
Union Pacific Corp.	2,000		206,940
US Airways Group, Inc.*	16,200	[2]	147,258
Total Industrials			6,086,564
Information Technology - 18.0%
Apple, Inc.*	2,200		766,106
Corning, Inc.	17,600		368,544
DST Systems, Inc.	1,600		78,896
EMC Corp.*	26,800		759,512
Entegris, Inc.*	22,400		193,312
Global Payments, Inc.	4,000		212,960
Google, Inc.*	1,000		544,100
Intel Corp.	45,000		1,043,550
International Business Machines Corp.	8,200		1,398,756
Lam Research Corp.*	10,800		521,748
Littelfuse, Inc.	7,200		447,912
Marvell Technology Group, Ltd.*	10,400		160,472
MasterCard, Inc., Class A	1,800		496,602
Micrel, Inc.	9,200		117,852
Microsoft Corp.	47,000		1,222,940
MIPS Technologies, Inc.*	15,000		124,800
MKS Instruments, Inc.	4,200		119,196
Monotype Imaging Holdings, Inc.*	8,600		116,960
Newport Corp.*	5,200		97,396
Photronics, Inc.*	19,600		171,108
Power-One, Inc.*	29,800		246,148
Texas Instruments, Inc.	5,400		191,862
ValueClick, Inc.*	9,400		157,450
Visa, Inc., Class A	6,000		468,720
Vishay Intertechnology, Inc.*	25,800		492,264
Total Information Technology			10,519,166

The accompanying notes are an integral part of these financial statements. 9

Managers AMG FQ U.S. Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 5.1%
Buckeye Technologies, Inc.	11,000	$309,760
Cabot Corp.	1,800	80,730
Domtar Corp.	7,000	651,140
Freeport McMoRan Copper & Gold, Inc., Class B	13,600	748,408
Georgia Gulf Corp.*	11,200	441,056
Innophos Holdings, Inc.	2,800	129,752
KapStone Paper and Packaging Corp.*	2,600	45,188
Stepan Co.	1,600	115,152
Westlake Chemical Corp.	6,200	407,030
Weyerhaeuser Co.	2,400	55,224
Total Materials		2,983,440
Telecommunication Services - 3.2%
AT&T, Inc.	31,800	989,616
Telephone & Data Systems, Inc.	4,400	147,664
Verizon Communications, Inc.	20,200	763,156
Total Telecommunication Services		1,900,436

	Shares	Value
Utilities - 2.8%
Alliant Energy Corp.	10,200	$403,308
Cleco Corp	4,200	147,420
Entergy Corp.	2,200	153,384
Southwest Gas Corp.	14,400	572,688
UGI Corp.	3,400	113,220
UniSource Energy Corp.	6,600	245,058
Total Utilities		1,635,078
Total Common Stocks (cost $49,128,850)		58,086,492
Short-Term Investments - 2.7%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,4]	201,100	160,654
BNY Mellon Overnight Government Fund, 0.05%[3]	1,342,873	1,342,873
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	72,081	72,081
Total Short-Term Investments (cost $1,616,054)		1,575,608
Total Investments - 101.9% (cost $50,744,904)		59,662,100
Other Assets, less Liabilities - (1.9)%		(1,120,458)
Net Assets - 100.0%		$58,541,642

The accompanying notes are an integral part of these financial statements. 10

Managers AMG Funds

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Tax-Managed U.S. Equity	$36,748,419	$16,560,075	($130,372)	$16,429,703

U.S. Equity	51,450,257	9,315,599	(1,103,756)	8,211,843

*	Non-income-producing security.
[1]

Yield shown for each investment company below represents the April 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of April 30, 2011, amounting to:

Fund	Market Value	% of Net Assets
Tax-Managed U.S. Equity	$1,889,014	3.7%

U.S. Equity	1,561,097	2.7

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to Financial Statements.)

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2011: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Tax-Managed
Investments in Securities
Common Stocks†	$51,171,969	—	—	$51,171,969
Short-Term Investments	1,750,098	$256,055	—	2,006,153

Total Investments in Securities	$52,922,067	$256,055	—	$53,178,122

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
U.S. Equity
Investments in Securities
Common Stocks†	$58,086,492	—	—	$58,086,492
Short-Term Investments	1,414,954	$160,654	—	1,575,608

Total Investments in Securities	$59,501,446	$160,654	—	$59,662,100

Derivatives††
Equity Contracts	$13,639	—	—	$13,639

†	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, forwards and swap contracts, are not reflected in the Schedules of Portfolio Investments, and are valued at the unrealized appreciation/depreciation of the instrument.

As of April 30, 2011, the Funds’ had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

11

Managers AMG Funds

Notes to Schedules of Portfolio Investments (continued)

All futures contracts are exchange traded unless otherwise noted. The open futures contracts as of April 30, 2011, were as follows: (See Note 9 in the Notes to Financial Statements.)

U.S. Equity

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain
S&P 500 E-Mini Index	5	Long	06/17/11	$13,639

The following schedule shows the fair values of derivative instruments at April 30, 2011:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
U.S. Equity	Equity contracts	Receivable for variation margin on futures	$1,200	Payable for variation margin on futures	—

As of April 30, 2011, the effect of derivative instruments on the Statement of Operations for U.S Equity and the amount of realized gain/(loss) on derivatives recognized in income was as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
U.S. Equity	Equity contracts	$53,456	—	$53,456

The change in unrealized gain/(loss) on derivatives recognized in income was as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
U.S. Equity	Equity contracts	($6,083)	—	($6,083)

12

Managers AMG Funds

Statements of Assets and Liabilities

April 30, 2011 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity
Assets:
Investments at value (including securities on loan valued at $1,889,014 and $1,561,097, respectively)*	$53,178,122	$59,662,100
Cash collateral for futures	—	77,000
Receivable for investments sold	732,831	509,250
Receivable for Fund shares sold	31,064	44,273
Dividends and other receivables	25,951	50,727
Receivable from affiliate	3,877	3,064
Receivable for variation margin on futures contracts	—	1,200
Prepaid expenses	22,301	22,615
Total assets	53,994,146	60,370,229
Liabilities:
Payable upon return of securities loaned	1,931,092	1,543,973
Payable for Fund shares repurchased	103,164	91,566
Payable for investments purchased	469,281	119,908
Accrued expenses:
Investment management and advisory fees	35,031	16,423
Administrative fees	—	11,731
Distribution fees Class A	810	4,182
Distribution fees Class C	2,843	524
Professional fees	17,747	18,907
Custodian fees	7,570	5,459
Other	15,779	15,914
Total liabilities	2,583,317	1,828,587

Net Assets	$51,410,829	$58,541,642
Net Assets Represent:
Paid-in capital	$67,112,272	$67,199,510
Undistributed net investment income	18,417	124,077
Accumulated net realized loss from investments and futures contracts	(32,149,563)	(17,712,780)
Net unrealized appreciation of investments and futures contracts	16,429,703	8,930,835
Net Assets	$51,410,829	$58,541,642
Class A Shares - Net Assets	$3,932,495	$20,965,526
Shares outstanding	265,098	1,735,301
Net asset value, offering and redemption price per share	$14.83	$12.08
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$15.74	$12.82
Class C Shares - Net Assets	$3,458,492	$657,936
Shares outstanding	238,872	54,751
Net asset value, offering and redemption price per share	$14.48	$12.02
Institutional Class Shares - Net Assets	$44,019,842	$36,918,180
Shares outstanding	2,983,014	3,038,680
Net asset value, offering and redemption price per share	$14.76	$12.15
* Investments at cost	$36,748,419	$50,744,904

The accompanying notes are an integral part of these financial statements. 13

Managers AMG FQ Global Alternatives Fund

Statement of Net Assets

April 30, 2011 (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 99.9%
U.S. Government Obligations - 7.2%[1,2]
U.S. Treasury Bills, 0.010%, 06/16/11	$28,625,000	$28,624,571
U.S. Treasury Bills, 0.019%, 06/23/11	2,000,000	1,999,928
U.S. Treasury Bills, 0.048%, 08/18/11	1,000,000	999,829
U.S. Treasury Bills, 0.084%, 09/22/11	18,480,000	18,473,975

Total U.S. Government Obligations (cost $50,087,103)		50,098,303

	Shares
Exchange Traded Fund - 18.8%
S&P 500 SPDR Trust Series I (cost $99,089,379)	965,038	131,766,288
Short-Term Investments - 73.9%[4]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%[5]	317,311,053	317,311,053
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.11%	200,382,279	200,382,279

Total Short-Term Investments (cost $517,693,332)		517,693,332
Total Investments in Securities (cost $666,869,814)		699,557,923
Cash		8,628
Foreign currency holdings		5,865
Unrealized appreciation on forward foreign currency contracts		73,136,685
Receivable for Fund shares sold		5,468,210
Receivable for variation margin on futures contracts		21,333,886
Receivable from affiliate		352,441
Interest and other receivables		46,893
Prepaid expenses		98,119
Total assets		800,008,650
Liabilities:
Payable for Fund shares repurchased		4,727,902
Unrealized depreciation on forward foreign currency contracts		84,897,525
Payable for variation margin on futures contracts		8,681,563
Accrued expenses:
Investment management and advisory fees		956,541
Administrative fees		142,121
Distribution fees Class A		114,641
Distribution fees Class C		35,108
Transfer agent fees		160,148
Professional fees		41,454
Custodian fees		22,240
Other		59,247
Total liabilities		99,838,490

Net Assets		$700,170,160

The accompanying notes are an integral part of these financial statements. 14

Managers AMG FQ Global Alternatives Fund

Statement of Net Assets (continued)

Value
Net Assets Represent:
Paid-in capital	$700,085,439
Undistributed net investment income	6,546,774
Accumulated net realized loss from investments, futures and foreign currency transactions	(31,705,156)
Net unrealized appreciation of investments, futures and foreign currency translations	25,243,103
Net Assets	$700,170,160
Class A Shares - Net Assets	$564,300,446
Shares outstanding	55,918,925
Net asset value and redemption price per share	$10.09
Offering price per share based on a maximum sales charge of 5.75% (Net asset value per share/(100% - maximum sales charge))	$10.71
Class C Shares - Net Assets	$42,394,678
Shares outstanding	4,320,828
Net asset value and redemption price per share	$9.81
Service Shares - Net Assets	$41,231,790
Shares outstanding	4,066,436
Net asset value and redemption price per share	$10.14
Institutional Shares - Net Assets	$52,243,246
Shares outstanding	5,146,956
Net asset value and redemption price per share	$10.15

The accompanying notes are an integral part of these financial statements. 15

Managers AMG FQ Global Essentials Fund

Statement of Net Assets

April 30, 2011 (unaudited)

	Principal Amount	Value
Assets:
Investments in Securities - 109.4%
U.S. Government Obligations - 9.4%
U.S. Treasury Bills, 0.010%, 06/16/11[1,2] (cost $8,998,649)	$9,000,000	$8,999,982

Exchange Traded Funds - 46.9%	Shares
iShares Barclays TIPS Bond	167,859	18,659,206
iShares IBOXX High Yield Corporate Bond[3]	75,615	7,020,853
Jefferies TR/J CRB Global Commodity Equity Index[3]	71,756	3,856,167
Market Vectors, Gold Miners[3]	59,384	3,691,309
Market Vectors, Hard Assets Producers[3]	90,628	3,912,411
SPDR DB International Government Inflation-Protected Bond [3]	63,428	4,025,141
Vanguard REIT	59,431	3,674,619

Total Exchange Traded Funds (cost $41,425,462)		44,839,706
Short-Term Investments - 53.1%[4]
BNY Institutional Cash Reserves Fund, Series B*6, [7]	103,687	82,833
BNY Mellon Overnight Government Fund, 0.05%[6]	9,982,342	9,982,342
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	15,660,339	15,660,339
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.11%	25,056,530	25,056,530

Total Short-Term Investments (cost $50,802,897)		50,782,044
Total Investments (cost $101,227,008)		104,621,732
Cash		320
Receivable for investments sold		390,835
Receivable for Fund shares sold		593,300
Receivable from affiliate		2,130
Interest and other receivables		22,721
Receivable for variation margin on futures contracts		251,765
Prepaid expenses		35,428
Total assets		105,918,231
Liabilities:
Payable upon return of securities loaned		10,086,029
Payable for Fund shares repurchased		30,779
Payable for variation margin on futures contracts		43,582
Accrued expenses:
Investment management and advisory fees		44,507
Administrative fees		19,060
Distribution fees Investor Class		1,184
Professional fees		17,677
Custodian fees		6,249
Transfer agent fees		1,753
Other		22,056
Total liabilities		10,272,876

Net Assets		$95,645,355

The accompanying notes are an integral part of these financial statements. 16

Managers AMG FQ Global Essentials Fund

Statement of Net Assets (continued)

Value
Net Assets Represent:
Paid-in capital	$152,797,547
Undistributed net investment income	144,538
Accumulated net realized loss from investments, futures and foreign currency transactions	(63,729,315)
Net unrealized appreciation of investments, futures and foreign currency translations	6,432,585
Net Assets	$95,645,355
Investor Shares - Net Assets	$6,335,763
Shares outstanding	497,650
Net asset value and redemption price per share	$12.73
Service Shares - Net Assets	$242,126
Shares outstanding	18,957
Net asset value and redemption price per share	$12.77
Institutional Shares - Net Assets	$89,067,465
Shares outstanding	6,967,298
Net asset value and redemption price per share	$12.78

Managers AMG Funds

Statement of Net Assets

April 30, 2011 (unaudited)

At April 30, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Global Alternatives	$666,869,814	$32,688,109	—	$32,688,109
Global Essentials	101,398,722	3,223,010	—	3,223,010

*	Non-income-producing securities.
[1]

Securities held as collateral for futures contracts for Global Alternatives and Global Essentials, amounted to a market value of $50,098,303, or 7.2% of net assets and $8,999,982, or 9.4%, respectively.

[2]	Yield shown represents yield to maturity at April 30, 2011.
[3]	Some or all of these shares for Global Essentials, amounting to a market value of $9,955,657, or 10.4% of net assets, were out on loan to various brokers.
[4]

Yield shown for each investment company listed below represents April 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements. 17

Managers AMG Funds

Notes to Statement of Net Assets (continued)

[5]	A portion of this investment is held in a segregated account as collateral for forward currency contracts for Global Alternatives, amounting to a market value of $21,000,000, or 3.0% of net assets.
[6]	Collateral received from brokers for securities lending was invested in these short-term investments.
[7]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to Financial Statements.)

The open forward foreign currency exchange contracts (in U.S. Dollars) at April 30, 2011, were as follows:

(See Note 8 in the Notes to Financial Statements.)

Global Alternatives - Foreign Currency
Type	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
Australian Dollar	Short	06/15/11	GS	$201,135,826	$218,126,681	($16,990,855)
Australian Dollar	Short	06/15/11	MS	224,414,770	244,107,215	(19,692,445)
Canadian Dollar	Short	06/15/11	GS	77,827,331	79,957,313	(2,129,982)
Canadian Dollar	Short	06/15/11	MS	48,965,719	50,286,467	(1,320,748)
Euro	Short	06/15/11	GS	77,310,722	81,276,586	(3,965,864)
Euro	Short	06/15/11	MS	115,723,534	121,235,797	(5,512,263)
Japanese Yen	Short	06/15/11	GS	156,810,915	159,584,541	(2,773,626)
Japanese Yen	Short	06/15/11	MS	99,146,638	100,281,775	(1,135,137)
New Zealand Dollar	Short	06/15/11	GS	45,663,367	49,212,971	(3,549,604)
New Zealand Dollar	Short	06/15/11	MS	54,653,504	59,703,877	(5,050,373)
Pound Sterling	Short	06/15/11	GS	18,941,887	19,487,761	(545,874)
Pound Sterling	Short	06/15/11	MS	15,080,935	15,491,272	(410,337)
Swedish Krona	Short	06/15/11	GS	131,121,393	137,481,312	(6,359,919)
Swedish Krona	Short	06/15/11	MS	33,007,039	34,958,351	(1,951,312)
Swiss Franc	Short	06/15/11	GS	163,673,870	170,959,222	(7,285,352)
Swiss Franc	Short	06/15/11	MS	92,250,809	97,876,494	(5,625,685)
Australian Dollar	Long	06/15/11	GS	34,175,767	32,198,819	1,976,948
Australian Dollar	Long	06/15/11	MS	37,425,205	34,594,968	2,830,237
Canadian Dollar	Long	06/15/11	GS	57,972,948	56,194,453	1,778,495
Canadian Dollar	Long	06/15/11	MS	33,584,276	32,316,170	1,268,106
Euro	Long	06/15/11	GS	135,313,853	128,262,819	7,051,034
Euro	Long	06/15/11	MS	81,442,538	78,766,467	2,676,071
Japanese Yen	Long	06/15/11	GS	89,897,498	88,755,178	1,142,320
Japanese Yen	Long	06/15/11	MS	67,837,340	67,174,871	662,469
New Zealand Dollar	Long	06/15/11	GS	156,795,932	148,053,979	8,741,953
New Zealand Dollar	Long	06/15/11	MS	143,559,764	139,542,136	4,017,628
Pound Sterling	Long	06/15/11	GS	221,112,227	214,510,549	6,601,678
Pound Sterling	Long	06/15/11	MS	204,097,595	198,510,884	5,586,711
Swedish Krona	Long	06/15/11	GS	207,904,240	198,224,187	9,680,053
Swedish Krona	Long	06/15/11	MS	185,396,798	175,886,610	9,510,188
Swiss Franc	Long	06/15/11	GS	130,778,610	123,485,245	7,293,365
Swiss Franc	Long	06/15/11	MS	34,631,081	32,909,801	1,721,280

Totals				$3,377,653,931	$3,389,414,771	($11,760,840)

The accompanying notes are an integral part of these financial statements. 18

Managers AMG Funds

Notes to Statement of Net Assets (continued)

All futures contracts are exchange traded unless otherwise noted. The counterparty for all OTC contracts is Morgan Stanley. (See Note 9 in the Notes to Financial Statements.) The Funds had the following open futures contracts as of April 30, 2011:

Global Alternatives - Futures
Type	Currency	Number of Contracts	Position	Type	Expiration Date	Unrealized Gain/ (Loss)
Australian 10-Year Bond	AUD	4,898	Short	Exchange	06/15/11	($1,523,021)
Australian SPI 200	AUD	373	Short	Exchange	06/16/11	(1,598,566)
Canadian 10-Year Bond	CAD	1,636	Short	OTC	06/21/11	(1,494,506)
S&P/ TSE 60 Index	CAD	115	Short	Exchange	06/16/11	(44,913)
Amsterdam Index	EUR	7	Long	Exchange	05/20/11	(2,646)
DAX Index	EUR	94	Short	Exchange	06/17/11	2,041,486
Euro-Bund 10-Year	EUR	3,421	Long	OTC	06/08/11	7,042,221
FTSE/MIB Index	EUR	203	Long	Exchange	06/17/11	1,822,589
IBEX 35 Index	EUR	123	Short	Exchange	05/20/11	60,607
FTSE 100 Index	GBP	234	Long	Exchange	06/17/11	890,683
U.K. 10-Year Gilt	GBP	1,584	Short	Exchange	06/28/11	(5,879,254)
U.K. 10-Year Gilt	GBP	1,358	Short	OTC	06/28/11	(5,806,427)
Hang Seng Index	HKD	138	Short	Exchange	05/30/11	245,866
Japanese 10-Year Bond	JPY	207	Long	Exchange	06/08/11	28,113
TOPIX Index	JPY	293	Long	Exchange	06/09/11	(343,672)
S&P 500 E-Mini Index	USD	1,653	Short	Exchange	06/17/11	(4,059,945)
U.S. Treasury 10-Year Note	USD	5,144	Long	OTC	06/21/11	12,949,126

Total						$4,327,741

Global Essentials - Futures
Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/ (Loss)
Australian 10-Year Bond	AUD	142	Long	06/15/11	$34,182
Australian SPI 200	AUD	20	Long	06/16/11	87,429
Canadian Dollar 10-Year Bond	CAD	122	Long	06/21/11	385,711
S&P/ TSE 60 Index	CAD	14	Long	06/16/11	38,097
Amsterdam Index	EUR	13	Long	05/20/11	(4,915)
CAC40 10 Index	EUR	21	Long	05/20/11	40,278
DAX Index	EUR	4	Long	06/17/11	99,771
Euro-Bund 10-Year	EUR	88	Long	06/08/11	142,916
FTSE/MIB Index	EUR	8	Long	06/17/11	74,357
IBEX 35 Index	EUR	8	Long	05/20/11	5,292
FTSE 100 Index	GBP	18	Long	06/17/11	80,017
U.K. 10-Year Gilt	GBP	80	Long	06/28/11	437,431
Hang Seng Index	HKD	9	Long	05/30/11	(16,097)
Japanese Yen 10-Year Bond	JPY	89	Long	06/08/11	121,191
TOPIX Index	JPY	12	Long	06/09/11	(122,304)
E-Mini MSCI Index	USD	129	Long	06/17/11	615,735
Russell 2000 Index	USD	90	Long	06/17/11	606,508
S&P 500 E-Mini Index	USD	36	Long	06/17/11	99,834
U.S. Dollar Long Bond	USD	127	Long	06/21/11	322,199

Total					$3,047,632

The accompanying notes are an integral part of these financial statements. 19

Managers AMG Funds

Notes to Statement of Net Assets (continued)

The following table summarizes the inputs used to value each Fund’s net assets by the fair value hierarchy levels as of April 30, 2011: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Global Alternatives
Investments in Securities
US Government Obligations	—	$50,098,303	—	$50,098,303
Exchange Traded Fund	$131,766,288	—	—	131,766,288
Short-Term Investments	517,693,332	—	—	517,693,332

Total Investments in Securities	$649,459,620	$50,098,303	—	$699,557,923

Derivatives †
Foreign Exchange Contracts	—	($11,760,840)	—	($11,760,840)
Equity Contracts	($988,511)	—	—	(988,511)
Interest Rate Contracts	(7,374,162)	12,690,414	—	5,316,252

Total Derivatives	($8,362,673)	$929,574	—	($7,433,099)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Global Essentials
Investments in Securities
US Government Obligations	—	$8,999,982	—	$8,999,982
Exchange Traded Funds	$44,839,706	—	—	44,839,706
Short-Term Investments	50,699,211	82,833	—	50,782,044

Total Investments in Securities	$95,538,917	$9,082,815	—	$104,621,732

Derivatives †
Equity Contracts	$1,604,002	—	—	$1,604,002
Interest Rate Contracts	1,443,630	—	—	1,443,630

Total Derivatives	$3,047,632	—	—	$3,047,632

†	Derivative instruments, such as futures, forwards and swap contracts, are valued at the unrealized appreciation/depreciation of the instrument. All OTC futures are valued as Level 2 securities.

As of April 30, 2011, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

The following schedule shows the fair value of derivative instruments at April 30, 2011:

(See Notes 8 and 9 in the Notes to Financial Statements.)

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Global Alternatives	Equity contracts	Receivable for variation margin on futures*	$895,166	Payable for variation margin on futures*	$496,387
	Interest rate contracts	Receivable for variation margin on futures*	20,438,720	Payable for variation margin on futures*	8,185,176
	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	73,136,685	Unrealized depreciation of foreign currency contracts	84,897,525

Totals			$94,470,571		$93,579,088

The accompanying notes are an integral part of these financial statements. 20

Managers AMG Funds

Notes to Statement of Net Assets (continued)

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Global Essentials	Equity contracts	Receivable for variation marginon futures	$144,852	Payable for variation margin on futures	$43,582

	Interest rate contracts	Receivable for variation margin on futures	106,913	Payable for variation margin on futures	—

Totals			$251,765		$43,582

*	Includes only the current day’s variation margin for fixed futures. For non-fixed futures, the variation margin includes the unrealized appreciation/depreciation of the future. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

For the six months ended April 30, 2011, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/(loss) on derivatives recognized in income was as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
Global Alternatives	Equity contracts	($5,031,623)	—	($5,031,623)
	Interest rate contracts	(6,888,636)	—	(6,888,636)
	Foreign exchange contracts	—	($15,166,743)	(15,166,743)

Totals		($11,920,259)	($15,166,743)	($27,087,002)

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
Global Essentials	Equity contracts	$3,242,889	—	$3,242,889
	Interest rate contracts	(3,505,367)	—	(3,505,367)

Totals		($262,478)	—	($262,478)

The change in unrealized gain/(loss) on derivatives recognized in income was as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
Global Alternatives	Equity contracts	$1,465,181	—	$1,465,181
	Interest rate contracts	(1,655,646)	—	(1,655,646)
	Foreign exchange contracts	—	($639,999)	(639,999)

Totals		($190,465)	($639,999)	($830,464)

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
Global Essentials	Equity contracts	$356,376	—	$356,376
	Interest rate contracts	1,608,842	—	1,608,842
Totals		$1,965,217	—	$1,965,217

Currency and Counterparty Abbreviations:

MS:	Morgan Stanley	GS: Goldman Sachs Group, Inc.
AUD:	Australian Dollar
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
HKD:	Hong Kong Dollar
JPY:	Japanese Yen
USD:	U.S. Dollar
OTC:	Over-the-counter

The accompanying notes are an integral part of these financial statements. 21

Managers AMG Funds

Statements of Operations

For the six months ended April 30, 2011 (unaudited)

	FQ Tax-Managed U.S. Equity	FQ U.S. Equity	FQ Global Alternatives	FQ Global Essentials
Investment Income:
Dividend income	$286,761	$481,658	$1,594,438	$601,954
Interest income	—	—	5,788	902
Securities lending fees	1,143	3,904	—	24,532
Total investment income	287,904	485,562	1,600,226	627,388
Expenses:
Investment management and advisory fees	207,702	94,905	5,455,908	287,332
Administrative fees	—	67,789	802,339	119,722
Distribution fees Class A	4,992	24,476	665,585	—
Distribution fees Class C	16,796	3,394	221,099	—
Distribution fees Investor Class	—	—	—	8,727
Registration fees	16,776	23,653	47,812	20,513
Transfer agent	14,986	18,095	778,747	23,902
Professional fees	14,147	13,331	60,579	22,622
Custodian	8,815	9,620	41,363	8,581
Reports to shareholders	5,302	4,834	54,900	3,624
Trustees fees and expenses	1,280	1,653	18,658	2,982
Interest expense on futures	—	—	12,511	—
Miscellaneous	2,091	2,333	13,468	3,002
Total expenses before offsets	292,887	264,083	8,172,969	501,007
Fee waivers	—	—	(59,601)	(7,453)
Expense reimbursements	(29,132)	(21,831)	(1,955,128)	(9,138)
Expense reductions	(15)	(17)	(202)	(30)
Net expenses	263,740	242,235	6,158,038	484,386
Net investment income (loss)	24,164	243,327	(4,557,812)	143,002
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	430,874	4,257,669	3,695,807	1,642,229
Net realized gain (loss) on futures contracts	—	53,456	(11,920,259)	(262,478)
Net realized gain (loss) on foreign currency transactions	—	—	(11,524,428)	12,917
Net change in unrealized appreciation of investments	8,136,544	4,752,359	14,451,719	890,737
Net change in unrealized appreciation (depreciation) of futures contracts	—	(6,083)	(190,465)	1,965,217
Net change in unrealized depreciation of foreign currency translations	—	—	(710,567)	(14,300)
Net realized and unrealized gain (loss)	8,567,418	9,057,401	(6,198,193)	4,234,322
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,591,582	$9,300,728	($10,756,005)	$4,377,324

The accompanying notes are an integral part of these financial statements. 22

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended April 30, 2011 (unaudited) and for the fiscal year ended October 31, 2010

	FQ Tax-Managed U.S. Equity		FQ U.S. Equity
	2011	2010	2011	2010
Increase (Decrease) in Net Assets
From Operations:
Net investment income	$24,164	$171,175	$243,327	$572,810
Net realized gain on investments, futures, foreign currency contracts and transactions	430,874	7,494,843	4,311,125	3,836,607
Net change in unrealized appreciation of investments, futures, foreign currency contracts and translations	8,136,544	3,296,687	4,746,276	3,577,809
Net increase in net assets resulting from operations	8,591,582	10,962,705	9,300,728	7,987,226
Distributions to Shareholders:
From net investment income	(175,189)	(125,566)	(512,079)	(698,054)
From Capital Share Transactions:
Proceeds from the sale of shares	1,836,697	1,660,764	2,835,053	2,704,195
Reinvestment of dividends and distributions	165,795	119,516	505,528	689,807
Cost of shares repurchased	(5,639,292)	(17,040,665)	(5,394,024)	(9,479,336)
Net decrease from capital share transactions	(3,636,800)	(15,260,385)	(2,053,443)	(6,085,334)
Total increase (decrease) in net assets	4,779,593	(4,423,246)	6,735,206	1,203,838
Net Assets:
Beginning of period	46,631,236	51,054,482	51,806,436	50,602,598
End of period	$51,410,829	$46,631,236	$58,541,642	$51,806,436
End of period undistributed net investment income	$18,417	$169,442	$124,077	$392,829

Share Transactions:
Sale of shares	134,675	149,431	253,020	278,383
Reinvested shares	12,399	10,915	46,374	71,238
Shares repurchased	(414,453)	(1,522,307)	(487,235)	(977,820)
Net decrease in shares	(267,379)	(1,361,961)	(187,841)	(628,199)

The accompanying notes are an integral part of these financial statements. 23

Managers AMG Funds

Statements of Changes in Net Assets

For the six months ended April 30, 2011 (unaudited) and for the fiscal year ended October 31, 2010

	FQ Global Alternatives		FQ Global Essentials
	2011	2010	2011	2010
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	($4,557,812)	($5,442,931)	$143,002	($83,216)
Net realized gain (loss) on investments, futures and foreign currency transactions	(19,748,880)	5,720,597	1,392,668	7,129,015
Net change in unrealized appreciation (depreciation) of investments, futures and foreign currency translations	13,550,687	(117,342)	2,841,654	4,753,670
Net increase (decrease) in net assets resulting from operations	(10,756,005)	160,324	4,377,324	11,799,469
Distributions to Shareholders:
From net investment income	—	—	(4,527,841)	(710,852)
From Capital Share Transactions:
Proceeds from the sale of shares[1]	296,107,006	545,893,571	10,260,667	20,931,826
Reinvestment of dividends and distributions	—	—	4,452,811	692,638
Cost of shares repurchased	(192,867,192)	(174,587,779)	(19,555,434)	(12,659,681)
Net increase (decrease) from capital share transactions	103,239,814	371,305,792	(4,841,956)	8,964,783
Total increase (decrease) in net assets	92,483,809	371,466,116	(4,992,473)	20,053,400
Net Assets:
Beginning of period	607,686,351	236,220,235	100,637,828	80,584,428
End of period	$700,170,160	$607,686,351	$95,645,355	$100,637,828
End of period undistributed net investment income	$6,546,774	$11,104,586	$144,538	$4,529,377

Share Transactions:
Sale of shares	29,042,898	52,693,342	833,531	1,682,092
Reinvested shares	—	—	371,134	60,763
Shares repurchased	(19,037,595)	(17,019,805)	(1,600,461)	(1,082,166)
Net increase (decrease) in shares	10,005,303	35,673,537	(395,796)	660,689

[1]	For the fiscal year ended October 31, 2010, the proceeds from the sale of shares for FQ Global Essentials includes the receipt of a market timing settlement of $29,156.

The accompanying notes are an integral part of these financial statements. 24

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
Institutional Class Shares	April 30, 2011 (unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.43	$9.98	$9.99	$16.80	$13.93	$11.89
Income from Investment Operations:
Net investment income	0.01 [4]	0.05 [4]	0.07	0.13	0.06	0.03
Net realized and unrealized gain (loss) on investments	2.38 [4]	2.43 [4]	0.07	(6.87)	2.82	2.03
Total from investment operations	2.39	2.48	0.14	(6.74)	2.88	2.06
Less Distributions to Shareholders from:
Net investment income	(0.06)	(0.03)	(0.15)	(0.07)	(0.01)	(0.02)
Net Asset Value, End of Period	$14.76	$12.43	$9.98	$9.99	$16.80	$13.93
Total Return[1]	19.23%[6]	24.92%	1.65%	(40.26)%	20.68%	17.37%
Ratio of net expenses to average net assets	0.99%[7]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets[1]	0.19%[7]	0.45%	0.69%	0.92%	0.37%	0.23%
Portfolio turnover	17%[6]	81%	147%	136%	65%	98%
Net assets at end of period (000’s omitted)	$44,020	$39,420	$39,366	$48,882	$95,510	$82,975

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.11%[7]	1.19%	1.18%	1.03%	1.07%	1.11%
Ratio of net investment income to average net assets	0.07%[7]	0.25%	0.50%	0.88%	0.29%	0.12%

	For the six months ended April 30, 2011	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class A Shares	(unaudited)	2010	2009	2008	2007	2006 *
Net Asset Value, Beginning of Period	$12.47	$10.01	$9.99	$16.75	$13.91	$13.01
Income from Investment Operations:
Net investment income	0.00 [3,4]	0.02 [4]	0.09	0.10	0.02	0.00 [3]
Net realized and unrealized gain (loss) on investments	2.37 [4]	2.44 [4]	0.04	(6.81)	2.82	0.90
Total from investment operations	2.37	2.46	0.13	(6.71)	2.84	0.90
Less Distributions to Shareholders from:
Net investment income	(0.01)	—	(0.11)	(0.05)	—	—
Net Asset Value, End of Period	$14.83	$12.47	$10.01	$9.99	$16.75	$13.91
Total Return[1]	19.03%[6]	24.58%	1.53%	(40.15)%[5]	20.42%	6.92%[6]
Ratio of net expenses to average net assets	1.24%[7]	1.24%	1.24%	1.24%	1.24%	1.24%[7]
Ratio of net investment income (loss) to average net assets[1]	(0.06)%[7]	0.22%	0.45%	0.67%	0.30%	(0.11)%[7]
Portfolio turnover	17%[6]	81%	147%	136%	65%	98%[6]
Net assets at end of period (000’s omitted)	$3,932	$4,116	$7,175	$15,334	$23,803	$574

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.36%[7]	1.44%	1.43%	1.28%	1.32%	1.40%[7]
Ratio of net investment income (loss) to average net assets	(0.18)%[7]	0.02%	0.26%	0.63%	0.22%	(0.27)%[7]

25

Managers AMG FQ Tax-Managed U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2011	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class C Shares	(unaudited)	2010	2009	2008	2007	2006 *
Net Asset Value, Beginning of Period	$12.21	$9.87	$9.82	$16.53	$13.83	$13.01
Income from Investment Operations:
Net investment income (loss)	(0.05)[4]	(0.06)[4]	(0.03)	(0.02)	0.00 [3]	(0.03)
Net realized and unrealized gain (loss) on investments	2.32 [4]	2.40 [4]	0.09	(6.69)	2.70	0.85
Total from investment operations	2.27	2.34	0.06	(6.71)	2.70	0.82
Less Distributions to Shareholders from:
Net investment income	—	—	(0.01)	—	—	—
Net Asset Value, End of Period	$14.48	$12.21	$9.87	$9.82	$16.53	$13.83
Total Return[1]	18.59%[6]	23.71%	0.66%	(40.56)%	19.52%[5]	6.30%[6]
Ratio of net expenses to average net assets	1.99%[7]	1.99%	1.99%	1.99%	1.99%	1.99%[7]
Ratio of net investment loss to average net assets[1]	(0.81)%[7]	(0.53)%	(0.31)%	(0.09)%	(0.36)%	(0.91)%[7]
Portfolio turnover	17%[6]	81%	147%	136%	65%	98%[6]
Net assets at end of period (000’s omitted)	$3,458	$3,095	$4,513	$6,693	$9,490	$941

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.11%[7]	2.19%	2.18%	2.03%	2.07%	2.15%[7]
Ratio of net investment loss to average net assets	(0.93)%[7]	(0.73)%	(0.50)%	(0.13)%	(0.44)%	(1.06)%[7]

*	Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements.)
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Rounds to less than $0.01.
[4]	Per share numbers have been calculated using average shares.
[5]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[6]	Not annualized.
[7]	Annualized.

26

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2011	For the fiscal year ended October 31,
Institutional Class Shares	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.35	$8.99	$8.68	$15.49	$14.90	$12.93
Income from Investment Operations:
Net investment income	0.06 [4]	0.13	0.14	0.19	0.15	0.17
Net realized and unrealized gain (loss) on investments	1.86 [4]	1.37	0.32	(5.23)	2.11	2.49
Total from investment operations	1.92	1.50	0.46	(5.04)	2.26	2.66
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.14)	(0.15)	(0.16)	(0.16)	(0.18)
Net realized gain on investments	—	—	—	(1.61)	(1.51)	(0.51)
Total distributions to shareholders	(0.12)	(0.14)	(0.15)	(1.77)	(1.67)	(0.69)
Net Asset Value, End of Period	$12.15	$10.35	$8.99	$8.68	$15.49	$14.90
Total Return[1]	18.64%[6]	16.75%	5.56%	(36.43)%	16.54%	21.44%
Ratio of net expenses to average net assets	0.79%[7]	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[1]	1.00%[7]	1.22%	1.58%	1.36%	0.96%	1.23%
Portfolio turnover	69%[6]	117%	151%	227%	106%	89%
Net assets at end of period (000’s omitted)	$36,918	$32,309	$31,175	$35,135	$82,915	$78,068

Ratio absent expense offsets:[2]
Ratio of total expenses to average net assets	0.87%[7]	0.90%	1.04%	0.91%	0.83%	0.82%
Ratio of net investment income to average net assets	0.92%[7]	1.11%	1.33%	1.24%	0.92%	1.19%

	For the six months ended April 30, 2011	For the fiscal year ended October 31,				For the fiscal period ended
Class A Shares	(unaudited)	2010	2009	2008	2007	October 31, 2006*
Net Asset Value, Beginning of Period	$10.29	$8.93	$8.63	$15.43	$14.88	$13.53
Income from Investment Operations:
Net investment income	0.04 [4]	0.10	0.11	0.09	0.17	0.01
Net realized and unrealized gain (loss) on investments	1.84 [4]	1.37	0.32	(5.14)	2.05	1.34
Total from investment operations	1.88	1.47	0.43	(5.05)	2.22	1.35
Less Distributions to Shareholders from:
Net investment income	(0.09)	(0.11)	(0.13)	(0.14)	(0.16)	—
Net realized gain on investments	—	—	—	(1.61)	(1.51)	—
Total distributions to shareholders	(0.09)	(0.11)	(0.13)	(1.75)	(1.67)	—
Net Asset Value, End of Period	$12.08	$10.29	$8.93	$8.63	$15.43	$14.88
Total Return[1]	18.36%[6]	16.57%	5.21%	(36.64)%	16.28%	9.98%[6]
Ratio of net expenses to average net assets	1.04%[7]	1.04%	1.04%	1.04%	1.04%	1.04%[7]
Ratio of net investment income to average net assets[1]	0.75%[7]	0.98%	1.35%	1.07%	0.56%	0.63%[7]
Portfolio turnover	69%[6]	117%	151%	227%	106%	89%[6]
Net assets at end of period (000’s omitted)	$20,966	$18,755	$18,588	$22,966	$21,773	$371

Ratio absent expense offsets:[2]
Ratio of total expenses to average net assets	1.12%[7]	1.15%	1.29%	1.16%	1.08%	1.13%[7]
Ratio of net investment income to average net assets	0.67%[7]	0.87%	1.10%	0.95%	0.52%	0.54%[7]

27

Managers AMG FQ U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2011	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class C Shares	(unaudited)	2010	2009	2008	2007	2006*
Net Asset Value, Beginning of Period	$10.20	$8.83	$8.52	$15.27	$14.85	$13.53
Income from Investment Operations:
Net investment income	0.00 [3,4]	0.07	0.06	0.04	0.13	0.00 [3]
Net realized and unrealized gain (loss) on investments	1.83 [4]	1.32	0.31	(5.13)	1.96	1.32
Total from investment operations	1.83	1.39	0.37	(5.09)	2.09	1.32
Less Distributions to Shareholders from:
Net investment income	(0.01)	(0.02)	(0.06)	(0.05)	(0.16)	—
Net realized gain on investments	—	—	—	(1.61)	(1.51)	—
Total distributions to shareholders	(0.01)	(0.02)	(0.06)	(1.66)	(1.67)	—
Net Asset Value, End of Period	$12.02	$10.20	$8.83	$8.52	$15.27	$14.85
Total Return[1]	17.99%[6]	15.75%	4.42%	(37.12)%	15.35%	9.76%[6]
Ratio of net expenses to average net assets	1.79%[7]	1.79%	1.79%	1.79%	1.79%	1.79%[7]
Ratio of net investment income (loss) to average net assets[1]	0.00%[5,7]	0.24%	0.67%	0.37%	(0.13)%	0.16%[7]
Portfolio turnover	69%[6]	117%	151%	227%	106%	89%[6]
Net assets at end of period (000’s omitted)	$658	$742	$840	$1,158	$2,326	$97

Ratio absent expense offsets:[2]
Ratio of total expenses to average net assets	1.87%[7]	1.90%	2.04%	1.91%	1.83%	1.88%[7]
Ratio of net investment income (loss) to average net assets	(0.08)%[7]	0.13%	0.42%	0.25%	(0.17)%	(0.07)%[7]

*	Class A and Class C shares commenced operations on March 1, 2006. (See Notes to Financial Statements.)
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Rounds to less than $0.01.
[4]	Per share numbers have been calculated using average shares.
[5]	Rounds to less than 0.01%.
[6]	Not annualized.
[7]	Annualized.

28

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2011	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class A Shares	(unaudited)	2010	2009	2008	2007	2006 *
Net Asset Value, Beginning of Period	$10.24	$9.96	$11.00	$9.94	$9.73	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.07)[3]	(0.14)[3]	(0.09)[3]	0.04 [3]	0.18 [3]	0.16
Net realized and unrealized gain (loss) on investments	(0.08)[3]	0.42 [3]	(0.27)[3]	1.15 [3]	0.22 [3]	(0.43)
Total from investment operations	(0.15)	0.28	(0.36)	1.19	0.40	(0.27)
Less Distributions to Shareholders from:
Net investment income	—	—	(0.68)[5]	(0.03)	(0.19)	—
Net realized gain on investments	—	—	—	(0.10)	—	—
Total distributions to shareholders	—	—	(0.68)	(0.13)	(0.19)	—
Net Asset Value, End of Period	$10.09	$10.24	$9.96	$11.00	$9.94	$9.73
Total Return[1]	(1.37)%[6]	2.81%[4]	(3.15)%	12.17%[4]	4.11%[4]	(2.70)%[6]
Ratio of net expenses to average net assets	1.91%[7]	1.91%	2.00%	2.26%	2.50%	2.50%[7]
Ratio of net investment income (loss) to average net assets[1]	(1.43)%[7]	(1.39)%	(0.88)%	0.36%	1.72%	1.38%[7]
Portfolio turnover	10%[6]	17%	77%	133%	104%	48%[6]
Net assets at end of period (000’s omitted)	$564,300	$518,118	$206,153	$89,232	$37,716	$20,661

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.54%[7]	2.55%	2.44%	2.45%	2.56%	3.20%[7]
Ratio of net investment income (loss) to average net assets	(2.06)%[7]	(2.03)%	(1.32)%	0.17%	1.66%	0.68%[7]

	For the six months ended April 30, 2011	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class C Shares	(unaudited)	2010	2009	2008	2007	2006 *
Net Asset Value, Beginning of Period	$9.98	$9.77	$10.81	$9.82	$9.69	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.10)[3]	(0.20)[3]	(0.16)[3]	(0.04)[3]	0.11 [3]	0.02
Net realized and unrealized gain (loss) on investments	(0.07)[3]	0.41 [3]	(0.26)[3]	1.13 [3]	0.21 [3]	(0.33)
Total from investment operations	(0.17)	0.21	(0.42)	1.09	0.32	(0.31)
Less Distributions to Shareholders from:
Net investment income	—	—	(0.62)[5]	(0.01)	(0.19)	—
Net realized gain on investments	—	—	—	(0.09)	—	—
Total distributions to shareholders	—	—	(0.62)	(0.10)	(0.19)	—
Net Asset Value, End of Period	$9.81	$9.98	$9.77	$10.81	$9.82	$9.69
Total Return[1]	(1.70)%[6]	2.15%	(3.86)%	11.31%[4]	3.30%[4]	(3.10)%[6]
Ratio of net expenses to average net assets	2.47%[7]	2.51%	2.75%	3.02%	3.25%	3.25%[7]
Ratio of net investment income (loss) to average net assets[1]	(1.99)%[7]	(2.00)%	(1.68)%	(0.38)%	1.03%	1.03%[7]
Portfolio turnover	10%[6]	17%	77%	133%	104%	48%[6]
Net assets at end of period (000’s omitted)	$42,395	$45,664	$30,067	$12,128	$7,464	$695

Expense Offsets:[2]
Ratio of total expenses to average net assets	3.10%[7]	3.14%	3.19%	3.21%	3.31%	3.52%[7]
Ratio of net investment income (loss) to average net assets	(2.62)%[7]	(2.63)%	(2.12)%	(0.57)%	0.97%	0.76%[7]

29

Managers AMG FQ Global Alternatives Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Service Class Shares	For the six months ended April 30, 2011 (unaudited)	For the fiscal year ended October 31, 2010**
Net Asset Value, Beginning of Period	$10.27	$9.97
Income from Investment Operations:
Net investment loss	(0.06)[3]	(0.10)[3]
Net realized and unrealized gain on investments	(0.07)[3]	0.40 [3]
Total from investment operations	(0.13)	0.30
Less Distributions to Shareholders from:
Net investment income	—	—
Net Asset Value, End of Period	$10.14	$10.27
Total Return[1]	(1.27)%[6]	3.01%[6]
Ratio of net expenses to average net assets	1.63%[7]	1.70%[7]
Ratio of net investment loss to average net assets[1]	(1.15)%[7]	(1.17)%[7]
Portfolio turnover	10%[6]	17%[6]
Net assets at end of period (000’s omitted)	$41,232	$18,049

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.26%[7]	2.36%[7]
Ratio of net investment loss to average net assets	(1.78)%[7]	(1.83)%[7]

Institutional Class Shares	For the six months ended April 30, 2011 (unaudited)	For the fiscal year ended October 31, 2010**
Net Asset Value, Beginning of Period	$10.28	$9.97
Income from Investment Operations:
Net investment loss	(0.05)[3]	(0.08)[3]
Net realized and unrealized gain on investments	(0.08)[3]	0.39 [3]
Total from investment operations	(0.13)	0.31
Less Distributions to Shareholders from:
Net investment income	—	—
Net Asset Value, End of Period	$10.15	$10.28
Total Return[1]	(1.17)%[6]	3.11%[4,6]
Ratio of net expenses to average net assets	1.47%[7]	1.48%[7]
Ratio of net investment loss to average net assets[1]	(0.99)%[7]	(0.95)%[7]
Portfolio turnover	10%[6]	17%[6]
Net assets at end of period (000’s omitted)	$52,243	$25,856

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.10%[7]	2.14%[7]
Ratio of net investment loss to average net assets	(1.62)%[7]	(1.61)%[7]

*          Commencement of operations was on March 30, 2006.

**       Commencement of operations was on January 1, 2010.

[1]         Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]         Excludes the impact of expense reimbursements/ recoupments or fee waivers and expense reductions such as brokerage credits, but include non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]         Per share numbers have been calculated using average shares.

[4]         The Total Return is based on the Financial Statement Net Asset Values as shown above.

[5]         The per share net investment income distribution shown for Class A shares and Class C shares includes $0.67 and $0.61, respectively, of distributions from foreign currency gains. (See Note 1(d) of Notes to Financial Statements.)

[6]         Not annualized.

[7]         Annualized.

30

Managers AMG FQ Global Essentials Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2011	For the fiscal year ended October 31,
Institutional Class Shares*	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.77	$11.16	$9.82	$16.49	$14.24	$13.19
Income from Investment Operations:
Net investment income (loss)	0.02 [3]	(0.01)[3]	0.47 [3]	0.45 [3]	0.08	0.27
Net realized and unrealized gain (loss) on investments	0.57 [3]	1.72 [3]	1.35 [3]	(6.65)[3]	2.31	1.48
Total from investment operations	0.59	1.71	1.82	(6.20)	2.39	1.75
Less Distributions to Shareholders from:
Net investment income	(0.58)	(0.10)	(0.48)	(0.47)	(0.14)	(0.70)
Net Asset Value, End of Period	$12.78	$12.77	$11.16	$9.82	$16.49	$14.24
Total Return[1]	4.88%[4,5]	15.41%[4,6]	19.67%	(38.66)%	16.94%	13.67%
Ratio of net expenses to average net assets	0.97%[6]	0.97%	0.92%	0.80%	0.90%	1.11%
Ratio of net investment income (loss) to average net assets[1]	0.34%[6]	(0.09)%	4.82%	3.18%	0.52%	1.68%
Portfolio turnover	43%[5]	127%	213%	143%	123%	60%
Net assets at end of period (000’s omitted)	$89,067	$93,903	$80,584	$78,339	$175,105	$182,387

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.01%[6]	1.05%	1.17%	1.08%	1.10%	1.13%
Ratio of net investment income (loss) to average net assets	0.30%[6]	(0.17)%	4.57%	2.90%	0.32%	1.67%

31

Managers AMG FQ Global Essentials Fund

Financial Highlights

For a share outstanding throughout each fiscal period

Service Class Shares*	For the six months ended April 30, 2011 (unaudited)	For the fiscal year ended October 31, 2010
Net Asset Value, Beginning of Period	$12.77	$11.36
Income from Investment Operations:
Net investment loss	0.01 [3]	(0.04)[3]
Net realized and unrealized gain on investments	0.55 [3]	1.45 [3]
Total from investment operations	0.56	1.41
Less Distributions to Shareholders from:
Net investment income	(0.56)	—
Net Asset Value, End of Period	$12.77	$12.77
Total Return [1]	4.70%[5]	12.41%[5]
Ratio of net expenses to average net assets	1.22%[6]	1.17%[6]
Ratio of net investment loss to average net assets [1]	0.09%[6]	(0.43)%[6]
Portfolio turnover	43%[5]	127%[5]
Net assets at end of period (000’s omitted)	$242	$217

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.26%[6]	1.25%[6]
Ratio of net investment loss to average net assets	0.05%[6]	(0.51)%[6]

Investor Class Shares*	For the six months ended April 30, 2011 (unaudited)	For the fiscal year ended October 31, 2010
Net Asset Value, Beginning of Period	$12.73	$11.36
Income from Investment Operations:
Net investment loss	(0.01)[3]	(0.07)[3]
Net realized and unrealized gain on investments	0.57 [3]	1.44 [3]
Total from investment operations	0.56	1.37
Less Distributions to Shareholders from:
Net investment income	(0.56)	—
Net Asset Value, End of Period	$12.73	$12.73
Total Return [1]	4.65%[4,5]	12.06%[4,5]
Ratio of net expenses to average net assets	1.47%[6]	1.46%[6]
Ratio of net investment loss to average net assets [1]	(0.16)%[6]	(0.72)%[6]
Portfolio turnover	43%[5]	127%[5]
Net assets at end of period (000’s omitted)	$6,336	$6,517

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	1.51%[6]	1.54%[6]
Ratio of net investment loss to average net assets	(0.20)%[6]	(0.80)%[6]

*  Effective January 1, 2010, existing shares of Managers AMG FQ Global Essentials were reclassified and redesignated as Institutional Class shares. Investor Class and Service Class shares commenced operations on January 1, 2010.

[1]    Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)

[2]    Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]    Per share numbers have been calculated using average shares.

[4]    The Total Return is based on the Financial Statement Net Asset Values as shown above.

[5]    Not annualized.

[6]    Annualized.

32

Managers AMG Funds

Notes to Financial Statements

April 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers AMG FQ Tax-Managed U.S. Equity Fund (“Tax-Managed”), Managers AMG FQ U.S. Equity Fund (“U.S. Equity”), Managers AMG FQ Global Alternatives Fund (“Global Alternatives”) and Managers AMG FQ Global Essentials Fund (“Global Essentials”) (formerly Managers Fremont Global Fund), each a “Fund” and collectively the “Funds.”

Effective January 1, 2010, Global Essentials and Global Alternatives added new classes of shares. Global Essentials offers three classes of shares, Institutional, Service and Investor, while Global Alternatives offers four classes of shares, Institutional, Service, Class A and Class C, each offering varying levels of shareholder servicing and /or 12b-1 fees. Legacy Global Essentials shareholders became shareholders in the Institutional Class and the Fund added a new Investor Class and Service Class. Global Alternatives added Institutional Class and Service Class shares to the existing A and C Class shares.

Each Fund except Global Essentials offers Class A and Class C shares. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class A and Class C shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Each Fund offers Institutional Class shares, available with no sales charge, to certain institutional investors and qualifying individual investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (“the Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate their NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized,

33

Managers AMG Funds

Notes to Financial Statements (continued)

since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three- level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs) The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The Funds have a “balance credit” agreement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2011, the Funds had no balance credits.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended April 30, 2011, overdraft fees for Tax-Managed, U.S. Equity, Global Alternatives and Global Essentials equaled $40, $152, $70 and $0, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2011, the transfer agent expense was reduced as follows: Tax-Managed - $15, U.S. Equity - $17, Global Alternatives - $202, and Global Essentials - $30.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Portfolio - Capital Share Class. For the six months ended April 30, 2011, the management fee was reduced as follows: Global Alternatives - $59,601, or 0.02% annualized, and Global Essentials - $7,453, or 0.02% annualized.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, foreign currency, options, futures, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

34

Managers AMG Funds

Notes to Financial Statements (continued)

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of April 30, 2011, the following Funds had accumulated net realized capital loss carryovers from securities transactions for

Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,
Tax-Managed	$22,952,492	2017
	9,627,945	2016

Total	$32,580,437

U.S. Equity	$16,764,187	2017
	4,534,634	2016

Total	$21,298,821

Global Alternatives	$6,992,099	2018
	8,295,120	2017
	176,926	2016

Total	$15,464,145

Global Essentials	$19,442,096	2017
	5,312,619	2016
	39,066,310	2011

Total	$63,821,025

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The capital stock transactions by class for Tax-Managed, U.S. Equity, Global Alternatives and Global Essentials for the six months ended April 30, 2011 and 2010 were as follows:

	Tax-Managed				U.S. Equity
	For the six months ended April 30, 2011		For the fiscal year ended October 31, 2010		For the six months ended April 30, 2011		For the fiscal year ended October 31, 2010
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	4,540	$63,917	12,369	$138,045	112,400	$1,251,381	188,045	$1,807,907
Reinvestment of dividends and distributions	205	2,755	—	—	14,495	157,418	23,764	229,320
Shares repurchased	(69,694)	(950,439)	(399,037)	(4,489,541)	(215,090)	(2,371,911)	(469,818)	(4,558,863)

Net decrease	(64,949)	($883,767)	(386,668)	($4,351,496)	(88,195)	($963,112)	(258,009)	($2,521,636)

Class C Shares
Sale of shares	19,351	$256,202	18,251	$191,591	15	$169	10,980	$107,094
Reinvestment of dividends and distributions	—	—	—	—	69	748	113	1,084
Shares repurchased	(34,010)	(459,393)	(221,833)	(2,391,286)	(18,129)	(200,976)	(33,416)	(316,874)

Net decrease	(14,659)	($203,191)	(203,582)	($2,199,695)	(18,045)	($200,059)	(22,323)	($208,696)

Institutional Class
Sale of shares	110,784	$1,516,578	118,811	$1,331,128	140,605	$1,583,503	79,358	$789,194
Reinvestment of dividends and distributions	12,194	163,040	10,915	119,516	31,810	347,362	47,361	459,403
Shares repurchased	(310,749)	(4,229,460)	(901,437)	(10,159,838)	(254,016)	(2,821,137)	(474,586)	(4,603,599)

Net decrease	(187,771)	($2,549,842)	(771,711)	($8,709,194)	(81,601)	($890,272)	(347,867)	($3,355,002)

35

Managers AMG Funds

Notes to Financial Statements (continued)

	Global Alternatives
	For the six months ended April 30, 2011		For the fiscal year ended October 31, 2010
	Shares	Amount	Shares	Amount
Class A Shares
Sale of shares	22,502,314	$229,529,714	45,126,281	$467,569,218
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(17,184,354)	(174,285,385)	(15,222,361)	(156,389,321)

Net increase	5,317,960	$55,244,329	29,903,920	$311,179,897

Class C Shares
Sale of shares	712,359	$7,076,801	2,352,895	$23,868,322
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(965,635)	(9,524,014)	(856,052)	(8,574,553)

Net increase (decrease)	(253,276)	($2,447,213)	1,496,843	$15,293,769

Service Class Shares*
Sale of shares	2,835,600	$28,975,389	2,008,466	$21,183,512
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(526,046)	(5,315,678)	(251,584)	(2,613,904)

Net increase	2,309,554	$23,659,711	1,756,882	$18,569,608

Institutional Class Shares*
Sale of shares	2,992,625	$30,525,102	3,205,700	$33,272,519
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	(361,560)	(3,742,115)	(689,808)	(7,010,001)

Net increase	2,631,065	$26,782,987	2,515,892	$26,262,518

	Global Essentials
	For the six months ended April 30, 2011		For the fiscal year ended October 31, 2010
	Shares	Amount	Shares	Amount
Investor Class Shares*
Sale of shares	440,095	$5,403,156	518,437	$6,486,828
Reinvestment of dividends and distributions	26,580	318,163	—	—
Shares repurchased	(480,791)	(5,862,890)	(6,670)	(80,131)

Net increase (decrease)	(14,116)	($141,571)	511,767	$6,406,697

Service Class Shares*
Sale of shares	1,975	$24,250	17,893	$219,726
Reinvestment of dividends and distributions	838	10,058	—	—
Shares repurchased	(870)	(10,696)	(880)	(10,484)

Net increase	1,943	$23,612	17,013	$209,242

Institutional Class Shares
Sale of shares	391,461	$4,833,261	1,145,762	$14,225,272
Reinvestment of dividends and distributions	343,716	4,124,590	60,763	692,638
Shares repurchased	(1,118,800)	(13,681,848)	(1,074,616)	(12,569,066)

Net increase (decrease)	(383,623)	($4,723,997)	131,909	$2,348,844

*	Investor and Service Class shares for Global Essentials commenced operations on January 1, 2010. Institutional and Service Class shares for Global Alternatives commenced operations on January 1, 2010.

At April 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Tax-Managed – one owns 19% and Global Alternatives – two collectively own 30%. Transactions by these shareholders may have a material impact on the Funds.

36

Managers AMG Funds

Notes to Financial Statements (continued)

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Funds’ investment portfolios are managed by First Quadrant, L.P. (“First Quadrant” or the “Subadvisor”), which serves pursuant to a Subadvisory Agreement between the Investment Manager and First Quadrant with respect to each of the Funds. AMG indirectly owns a majority interest in First Quadrant.

Tax-Managed is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and First Quadrant, First Quadrant reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

U.S. Equity, Global Alternatives and Global Essentials are obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.35%, 1.70% and 0.60%, respectively, of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to First Quadrant for its services as subadvisor.

The Investment Manager has contractually agreed, through at least March 1, 2012, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary items) to the following amounts of the Funds’ average daily net assets:

Fund	Class A	Class C	Investor	Service Class	Institutional Class
Tax- Managed	1.24%	1.99%	N/A	N/A	0.99%
U.S. Equity	1.04%	1.79%	N/A	N/A	0.79%
Global Alternatives	1.99%	2.49%	N/A	1.74%	1.49%
Global Essentials	N/A	N/A	1.49%	1.24%	0.99%

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended April 30, 2011, each Fund’s components of reimbursement are detailed in the following charts:

	Tax-Managed	U.S Equity
Reimbursement Available - 10/31/10	$246,349	$150,695
Additional Reimbursements	29,132	21,831
Repayments	—	—
Expired Reimbursements	(13,356)	(10,812)

Reimbursement Available - 04/30/11	$262,125	$161,714

	Global Alternatives	Global Essentials
Reimbursement Available - 10/31/10	$3,166,776	$53,618
Additional Reimbursements	1,955,128	9,288
Repayments	—	(151)
Expired Reimbursements	126,390	—

Reimbursement Available - 04/30/11	$5,248,294	$62,755

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

37

Managers AMG Funds

Notes to Financial Statements (continued)

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or Distributor.

The Funds have adopted a distribution and service plan (the “Plan”) with respect to the Investor Class, Class A and Class C in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, the Funds may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class and Class A shares and 1.00% annually of the Fund’s average daily net assets attributable to Class C shares.

The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Investor Class, Class A or Class C shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2011, the following Funds either borrowed from or lent to other Managers Funds: Global Alternatives lent varying amounts up to $31,660,698 for 6 days earning interest of $5,788; Global Essentials lent varying amounts up to $4,836,190 for 10 days earning interest of $902. The interest amounts can be found in the Statement of Operations in interest income.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2011, were as follows:

	Long-Term Securities		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Tax-Managed	$8,461,211	$12,522,396	N/A	N/A
U.S. Equity	37,161,913	39,669,023	N/A	N/A
Global Alternatives	116,892,455	110,476,495	$102,563,216	$97,610,000
Global Essentials	41,438,397	38,303,077	26,992,701	27,000,000

4.	Portfolio Securities Loaned

For the six months ended April 30, 2011, Tax-Managed, U.S. Equity, and Global Essentials participated in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily. Tax-Managed’s and U.S. Equity’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and Global Essentials’ position is included in the Statement of Assets and Liabilities. The unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

38

Managers AMG Funds

Notes to Financial Statements (continued)

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Derivative Instruments

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Portfolio Investments. The derivative instruments outstanding as of year end as disclosed in the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

8.	Forward Foreign Currency Contracts

During the six months ended April 30, 2011, Global Alternatives invested in forward foreign currency exchange contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency rela- tive to the U.S. dollar.

9.	Futures Contracts

U.S. Equity enters into Equity Index futures contracts with the objective of maintaining exposure to equity stock markets while maintaining liquidity. Global Essentials and Global Alternatives entered into futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). The Funds purchased or sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the con- tracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

10.	Subsequent Events

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

At a meeting of the Trust’s Board of Trustees held June 9-10 2011, Nathaniel Dalton, who was a Trustee of the Trust, delivered his resignation to the Board of Trustees, effective June 9, 2011. The Board appointed Christine C. Carsman as Trustee to fill the vacancy; like Mr. Dalton, Ms. Carsman is considered an “interested person” of the Trust under the Investment Company Act of 1940.

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in the Funds’ financial statements.

39

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Subadvisor

First Quadrant, L.P.

800 E. Colorado Boulevard, Suite 900

Pasadena, CA 91101

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
CADENCE CAPITAL APPRECIATION	INTERNATIONAL EQUITY	CHICAGO EQUITY PARTNERS BALANCED
CADENCE FOCUSED GROWTH	AllianceBernstein L.P.	Chicago Equity Partners, LLC
CADENCE MID-CAP	Lazard Asset Management, LLC
CADENCE EMERGING COMPANIES	Martin Currie Inc.	ALTERNATIVE FUNDS
Cadence Capital Management, LLC
	REAL ESTATE SECURITIES	FQ GLOBAL ALTERNATIVES
CHICAGO EQUITY PARTNERS MID-CAP	Urdang Securities Management, Inc.	FQ GLOBAL ESSENTIALS
Chicago Equity Partners, LLC		First Quadrant, L.P.
RENAISSANCE LARGE CAP GROWTH
EMERGING MARKETS EQUITY	Renaissance Group LLC	INCOME FUNDS

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2011

Managers PIMCO Bond Fund

(formerly Managers Fremont Bond Fund)

SAR020-0411

Managers PIMCO Bond Fund

Semi-Annual Report – April 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	25
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	26
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	27
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	28
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	29
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2011	Expense Ratio for the Period	Beginning Account Value 11/01/10	Ending Account Value 04/30/11	Expenses Paid During the Period*
Managers PIMCO Bond Fund
Based on Actual Fund Return	0.58%	$1,000	$1,007	$2.89
Hypothetical (5% return before expenses)	0.58%	$1,000	$1,022	$2.91

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Fund Performance

All periods ended April 30, 2011 (unaudited)

		Average Annualized Total Returns[1]
	Six Months	One Year	Five Years	Ten Years
Managers PIMCO Bond[2,3,4,5,6,7]	0.72%	6.94%	7.97%	7.00%

Barclays Capital U.S. Aggregate Bond Index®8	0.02%	5.36%	6.33%	5.74%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2011. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay their creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

The Fund may use derivative instruments for hedging purposes or as part of its investment strategy. There is also a risk that a derivative intended as a hedge may not perform as expected. The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative; or that the counterparty may fail to honor its contract terms, causing a loss for the Fund. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, and the risk that the Fund could not close out a position when it would be most advantageous to do so.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.

[7]

Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8]

The Barclays Capital U.S. Aggregate Bond Index is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Barclays Capital U.S. Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers PIMCO Bond Fund

Fund Snapshot

April 30, 2011 (unaudited)

Portfolio Breakdown

Rating	Managers PIMCO Bond Fund**	Barclays Capital U.S. Aggregate Bond Index®
U.S. Treasury & Agency	51.2%	72.7%
Aaa	10.7%	4.2%
Aa	13.4%	4.5%
A	14.2%	10.0%
Baa	5.4%	8.6%
Ba & lower	5.1%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
U.S. Treasury Bills, 0.170%, 08/04/11	9.0%
FNMA, 4.500%, TBA*	8.8
TD Securities (USA) LLC, dated 04/29/11, due 05/02/11, 0.06%, total to be received $83,600,139, (collateralized by $85,357,843 U.S. Treasury Notes, 0.750% - 1.000%, due 09/30/11 to 05/31/12)	6.9
TD Securities (USA) LLC, dated 04/28/11, due 05/02/11, 0.04%, total to be received $71,400,238, (collateralized by $73,285,556 U.S. Treasury Bonds, 4.375% - 4.500%, due 8/15/39 to 11/15/39)	5.9
Japan Treasury Bills, Series 186, 0.106%, 07/19/11	5.8
Japan Treasury Bills, Series 185, 0.105%, 06/02/11	4.0
FNMA, 5.000%, 06/12/33	2.5
FHLMC, 5.500%, 12/01/38	2.4
FHLMC Gold Pool, 6.000%, 11/01/37	2.1
Wells Fargo & Co., Series K, 7.980%, 02/28/49	1.9

Top Ten as a Group	49.3%

*	Top Ten Holding at October 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers PIMCO Bond Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

		Principal Amount		Value
Bank Loan Obligations - 0.2%
American General Finance Corp., Term Loan, 7.250%, 04/21/15		$1,200,000		$1,203,917
CIT Group, Inc., Term Loan 3-DD, 6.250%, 08/11/15		497,352		505,551
Ford Motor Co., Term Loan, 3.020%, 12/15/13		973,255		975,534
Total Bank Obligations (cost $2,660,676)				2,685,002
Corporate Bonds - 34.7%
Financials - 26.9%
Allstate Life Global Funding Trusts, 5.375%, 04/30/13		1,600,000		1,731,968
Ally Financial, Inc., 3.512%, 02/11/14, (05/11/11)[4]		1,000,000		1,010,054
Ally Financial, Inc., 6.250%, 12/01/17 (a)		3,300,000		3,444,375
Ally Financial, Inc., 7.500%, 09/15/20 (a)		1,100,000		1,204,500
Ally Financial, Inc., 8.300%, 02/12/15		800,000		902,000
American Express Co., 7.000%, 03/19/18		1,000,000		1,186,463
American Express Travel Related Services Co., Inc., Series EMTN, 0.411%, 06/01/11, (06/01/11)[4]		900,000		899,283
American General Finance Corp., 4.125%, 11/29/13	EUR	3,900,000		5,314,236
American General Finance Corp., Series MTN, 0.594%, 08/17/11, (05/17/11)[4]		10,900,000		10,800,417
American International Group, Inc., 5.050%, 10/01/15		400,000		418,369
American International Group, Inc., 5.600%, 10/18/16		800,000		856,701
American International Group, Inc., 6.250%, 03/15/37		800,000		762,000
American International Group, Inc., 8.250%, 08/15/18		4,500,000		5,356,485
American International Group, Inc., Series MTN, Series G, 5.850%, 01/16/18		400,000		423,859
ANZ National International, Ltd., 6.200%, 07/19/13 (a)		1,800,000		1,966,633
Australia and New Zealand Banking Group, Ltd., 2.125%, 01/10/14 (a)		2,400,000		2,422,836
Banco Santander Brasil SA, 4.500%, 04/06/15 (a)		200,000		204,627
Banco Santander Chile SA, 1.524%, 04/20/12, (07/20/11) (a)[4]		2,200,000		2,200,297
Bank of America Corp., 4.500%, 04/01/15		10,000,000		10,530,200
Bank of America Corp., 6.000%, 10/15/36		900,000		907,594
Bank of America Corp., 6.500%, 08/01/16		2,800,000		3,159,993
Bank of China (Hong Kong), Ltd., 5.550%, 02/11/20 (a)		400,000		412,794
Bank of Montreal, 2.850%, 06/09/15 (a)		800,000	[2]	821,524
Bank of Nova Scotia, 1.650%, 10/29/15 (a)		900,000		875,199
Bank of Nova Scotia, Series YCD, 0.562%, 08/09/12, (05/09/11)[4]		1,200,000		1,201,216
Barclays Bank PLC, 2.375%, 01/13/14		1,000,000		1,015,218
Barclays Bank PLC, 5.450%, 09/12/12		17,300,000		18,342,100
BBVA Bancomer SA, 4.500%, 03/10/16 (a)		500,000		509,323
BBVA Bancomer SA, 6.500%, 03/10/21 (a)		900,000		923,623
Bear Stearns Companies, Inc., The, 6.950%, 08/10/12		5,800,000		6,239,820
C10 Capital SPV, Ltd., 6.722%, 12/31/49 (a)[5,6]		1,500,000		1,190,289
CIT Group, Inc., 5.250%, 04/01/14 (a)		300,000		307,451
CIT Group, Inc., 7.000%, 05/01/13		258,778		263,954
CIT Group, Inc., 7.000%, 05/01/14		989,765	[2]	1,010,798

The accompanying notes are an integral part of these financial statements. 4

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount		Value
Financials - 26.9% (continued)
CIT Group, Inc., 7.000%, 05/01/15		$289,765		$294,474
CIT Group, Inc., 7.000%, 05/01/16		482,942		487,771
CIT Group, Inc., 7.000%, 05/01/17		676,120		683,304
Citigroup Capital XXI, 8.300%, 12/21/57[5]		1,200,000		1,252,800
Citigroup, Inc., 2.312%, 08/13/13, (05/13/11)[4]		1,100,000		1,131,896
Citigroup, Inc., 5.300%, 10/17/12		200,000		211,288
Citigroup, Inc., 5.500%, 08/27/12		500,000		526,592
Citigroup, Inc., 5.500%, 10/15/14		5,800,000		6,329,128
Citigroup, Inc., 5.625%, 08/27/12		1,300,000		1,366,351
Citigroup, Inc., 5.850%, 07/02/13		100,000	[2]	108,376
Citigroup, Inc., 6.000%, 08/15/17		4,200,000		4,636,687
Citigroup, Inc., 6.125%, 05/15/18		800,000		884,657
Citigroup, Inc., 6.125%, 08/25/36		4,200,000		4,162,213
Citigroup, Inc., 8.125%, 07/15/39		600,000		774,767
Citigroup, Inc., 8.500%, 05/22/19		100,000		124,788
Citigroup, Inc., Series EMTN, Class B, 3.625%, 11/30/17[5]	EUR	3,800,000		5,388,525
Commonwealth Bank of Australia, 0.705%, 07/12/13, (04/12/11) (a)[4]		7,500,000		7,519,650
Credit Suisse New York, 2.200%, 01/14/14		800,000		811,083
Danske Bank A/S, 2.500%, 05/10/12 (a)		1,200,000		1,219,756
Deutsche Bank AG London, 6.000%, 09/01/17		5,000,000		5,668,305
Dexia Credit Local SA, 0.753%, 04/29/14, (07/29/11) (a)[4]		4,100,000		4,087,171
Ford Motor Credit Company LLC, 3.033%, 01/13/12, (07/13/11)[4]		2,200,000		2,221,846
Ford Motor Credit Company LLC, 7.250%, 10/25/11		200,000		205,202
Ford Motor Credit Company LLC, 7.800%, 06/01/12		2,200,000		2,329,793
Ford Motor Credit Company LLC, 8.700%, 10/01/14		500,000		573,011
Fortis Bank Nederland Holding N.V., 3.000%, 04/17/12	EUR	200,000		299,718
General Electric Capital Corp., 5.500%, 09/15/67 (a)[5]	EUR	5,500,000		7,739,021
General Electric Capital Corp., 5.875%, 01/14/38		2,300,000		2,334,031
GMAC, Inc., 6.875%, 09/15/11		600,000		611,625
GMAC, Inc., 7.500%, 12/31/13		1,500,000		1,646,250
Goldman Sachs Group, Inc., 5.950%, 01/18/18		4,800,000		5,260,963
Goldman Sachs Group, Inc., 6.150%, 04/01/18		2,000,000		2,215,544
Goldman Sachs Group, Inc., 6.250%, 09/01/17		3,200,000		3,566,730
Groupe BPCE SA, 2.375%, 10/04/13 (a)		400,000		405,195
HSBC Bank PLC, 2.000%, 01/19/14 (a)		800,000		803,318
HSBC Holdings PLC, 6.500%, 05/02/36		800,000		833,926
HSBC Holdings PLC, 6.500%, 09/15/37		900,000		939,695
ING Bank NV, 1.107%, 03/30/12, (06/30/11) (a)[4]		10,800,000		10,833,242
International Lease Finance Corp., 1.468%, 08/15/11, (05/16/11)[4]	EUR	3,900,000		5,749,720
International Lease Finance Corp., 5.875%, 05/01/13		400,000		413,000
International Lease Finance Corp., 6.375%, 03/25/13		400,000		417,000

The accompanying notes are an integral part of these financial statements. 5

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Financials - 26.9% (continued)
International Lease Finance Corp., 6.750%, 09/01/16 (a)		$800,000	$856,000
International Lease Finance Corp., Series MTN, 5.250%, 01/10/13		400,000	410,250
International Lease Finance Corp., Series MTN, 5.400%, 02/15/12		1,500,000	1,537,500
Intesa Sanpaolo SpA, 2.712%, 02/24/14, (05/24/11) (a)[4]		1,700,000	1,743,702
JPMorgan Chase & Co., 6.000%, 01/15/18		1,600,000	1,783,005
JPMorgan Chase & Co., Series EMTN, 1.447%, 09/26/13, (06/27/11)[4]		200,000	293,381
JPMorgan Chase Bank, NA, 0.640%, 06/13/16, (06/13/11)[4]		1,300,000	1,250,422
JPMorgan Chase Bank, NA, 5.375%, 09/28/16		4,500,000	7,925,045
JPMorgan Chase Capital, 6.550%, 09/29/36		400,000	412,851
LeasePlan Corp. NV, 3.125%, 02/10/12	EUR	1,300,000	1,944,857
Lehman Brothers Holdings, Inc., 0.000%, 10/22/08*[8,9]		3,900,000	1,014,000
Lehman Brothers Holdings, Inc., 0.000%, 12/23/08*[8,9]		200,000	52,000
Lehman Brothers Holdings, Inc., 0.000%, 04/03/09*[8,9]		4,700,000	1,222,000
Lehman Brothers Holdings, Inc., 0.000%, 11/16/09*[8,9]		1,200,000	312,000
Lehman Brothers Holdings, Inc., 0.000%, 05/25/10*[8,9]		1,000,000	260,000
Lehman Brothers Holdings, Inc., 0.000%, 07/18/11*[8,9]		1,700,000	442,000
Lehman Brothers Holdings, Inc., 0.000%, 01/24/13*[8,9]		2,000,000	525,000
Lehman Brothers Holdings, Inc., 0.000%, 05/02/18*[8,9]		600,000	159,000
Lloyds Banking Group Capital No. 1 PLC, 8.500%, 12/29/49 (a)[5,6]		400,000	392,784
Lloyds TSB Bank PLC, 6.350%, 10/29/49[5,6]	EUR	1,800,000	2,572,762
Merrill Lynch & Co., Inc., 6.400%, 08/28/17		3,400,000	3,794,747
MetLife Global Funding, 0.683%, 07/13/11, (07/13/11) (a)[4]		7,000,000	7,005,992
MetLife, Inc., 6.400%, 12/15/36		800,000	804,029
Morgan Stanley, 5.950%, 12/28/17		1,800,000	1,956,888
Morgan Stanley, 6.250%, 08/28/17		1,000,000	1,106,911
Morgan Stanley, 7.300%, 05/13/19		200,000	229,699
Morgan Stanley, Series GMTN, 2.812%, 05/14/13, (05/16/11)[4]		1,200,000	1,237,962
MUFG Capital Finance, Ltd., 6.299%, 07/29/49[5,6]	GBP	400,000	641,411
National Australia Bank, Ltd., 5.350%, 06/12/13 (a)		1,500,000	1,619,296
Nationwide Building Society, 6.250%, 02/25/20 (a)		1,800,000	1,903,113
Nordea Bank AB, 2.125%, 01/14/14 (a)		400,000	403,610
Pacific LifeCorp, 6.000%, 02/10/20 (a)		400,000	431,229
Petroleum Export Ltd., 5.265%, 06/15/11 (a)		26,208	26,195
Principal Life Income Funding Trust, 5.300%, 04/24/13		1,500,000	1,616,794
Principal Life Income Funding Trust, 5.550%, 04/27/15		2,300,000	2,525,253
Qatari Diar Finance QSC, 3.500%, 07/21/15		900,000	913,725
Resona Bank Ltd., 5.850%, 04/15/49 (a)[5,6]		500,000	498,511
Royal Bank of Scotland Group PLC, 1.450%, 10/20/11 (a)		4,200,000	4,220,954
Royal Bank of Scotland Group PLC, 2.625%, 05/11/12 (a)		2,500,000	2,554,648
Royal Bank of Scotland Group PLC, 3.000%, 12/09/11 (a)		4,000,000	4,065,720
Royal Bank of Scotland Group PLC, 3.950%, 09/21/15		900,000	917,756

The accompanying notes are an integral part of these financial statements.

6

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount		Value
Financials - 26.9% (continued)
Royal Bank of Scotland Group PLC, 4.875%, 08/25/14 (a)		$200,000		$211,654
Royal Bank of Scotland Group PLC, 6.990%, 10/29/49 (a)[6]		2,600,000	[2]	2,418,000
Santander SA US Debt Unipersonal, 1.107%, 03/30/12, (06/30/11) (a)[4]		8,100,000		8,073,165
Santander SA US Debt Unipersonal, 2.991%, 10/07/13 (a)		3,700,000		3,738,265
Santander UK PLC, Series EMTN, 1.530%, 10/10/17, (07/11/11)[4]	EUR	4,100,000		5,553,167
SLM Corp., EMTN, Series 21, 3.125%, 09/17/12	EUR	1,100,000		1,607,857
SLM Corp., MTN, 6.250%, 01/25/16		300,000		318,428
State Bank of India, 4.500%, 07/27/15 (a)		2,900,000		2,991,083
State Street Capital, 1.310%, 06/15/37, (06/15/11)[4]		300,000		252,855
State Street Capital Trust III, 8.250%, 03/15/42[5,6]		2,000,000		2,003,460
Stone Street Trust, 5.902%, 12/15/15 (a)		2,800,000		2,937,385
Sumitomo Mitsui Banking Corp., 1.950%, 01/14/14 (a)		1,000,000		1,003,130
Swedbank AB, 3.625%, 12/02/11	EUR	200,000		299,159
Temasek Financial I, Ltd., 4.300%, 10/25/19 (a)		900,000		925,957
TNK- BP Finance SA, 6.125%, 03/20/12 (a)		400,000		418,240
TransCapitalInvest, Ltd., 8.700%, 08/07/18 (a)		600,000		746,250
UBS AG, 5.750%, 04/25/18		1,300,000		1,433,983
UBS AG, 5.875%, 12/20/17		1,400,000		1,564,973
UBS AG, Series MTN, 1.413%, 02/23/12, (05/23/11)[4]		1,700,000		1,713,493
USB Capital IX, 3.500%, 03/29/49[5,6]		300,000		254,292
Vnesheconombank, 5.450%, 11/22/17 (a)		400,000	[2]	411,000
Wachovia Corp., 0.408%, 10/15/11, (07/15/11)[4]		3,500,000		3,504,081
Wachovia Corp., 5.750%, 02/01/18		4,400,000		4,915,416
Wachovia Corp., Series MTN, 0.463%, 08/01/13, (08/01/11)[4]		300,000		298,633
Wells Fargo & Co., Series K, 7.980%, 02/28/49[5,6]		21,200,000		23,426,000
Westpac Banking Corp., 3.585%, 08/14/14 (a)		5,400,000		5,735,529
Total Financials				326,223,068
Industrials - 7.3%
Altria Group, Inc., 9.700%, 11/10/18		1,200,000		1,600,042
Amgen, Inc., 6.150%, 06/01/18		4,900,000		5,710,867
AstraZeneca PLC, 5.900%, 09/15/17		800,000		926,934
AT&T, Inc., 4.950%, 01/15/13		1,700,000		1,811,273
AT&T, Inc., 5.500%, 02/01/18		1,700,000		1,878,651
AT&T, Inc., 6.300%, 01/15/38		1,200,000		1,270,021
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		400,000		401,000
Codelco, Inc., 6.150%, 10/24/36 (a)		300,000		332,315
Comcast Corp., 5.875%, 02/15/18		600,000		670,270
Comcast Corp., 6.450%, 03/15/37		600,000		638,968
Corp Nacional del Cobre de Chile, 7.500%, 01/15/19 (a)		1,500,000		1,828,407
Corporacion Geo S.A.B. de C.V., 8.875%, 09/25/14 (a)		3,000,000		3,330,000
GAZ Capital, 6.212%, 11/22/16 (a)		400,000		436,520

The accompanying notes are an integral part of these financial statements. 7

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount		Value
Industrials - 7.3% (continued)
GAZ Capital, 8.625%, 04/28/34		$5,500,000		$6,765,000
Gerdau, S.A., 5.750%, 01/30/21 (a)		400,000		406,000
IBM Corp., 5.700%, 09/14/17		9,000,000		10,380,366
NGPL Pipeco LLC, 6.514%, 12/15/12 (a)		1,800,000		1,900,370
Noble Group, 4.875%, 08/15/15 (a)		1,000,000		1,036,982
Novatek Finance, Ltd., 5.326%, 02/03/16 (a)		400,000		415,866
Odebrecht Drill VIII/IX, Ltd., 6.350%, 06/30/21 (a)		400,000		423,400
Peabody Energy Corp., 7.875%, 11/01/26 (a)		700,000		791,000
Petrobras International Finance Corp., 3.875%, 01/27/16		3,300,000		3,361,967
Petrobras International Finance Corp., 5.875%, 03/01/18		2,300,000		2,465,209
Petroleos Mexicanos, 8.000%, 05/03/19		5,100,000		6,191,400
Philip Morris International, Inc., 5.650%, 05/16/18		1,000,000		1,131,450
Qtel International Finance, Ltd., 4.750%, 02/16/21 (a)		200,000		189,977
Ras Laffan Liquefied Natural Gas Co., Ltd, 5.298%, 09/30/20 (a)		829,530		878,058
Rohm & Haas Holdings, 6.000%, 09/15/17		1,100,000		1,235,533
Sonat, Inc., 7.625%, 07/15/11		1,300,000		1,320,367
Sydney Airport Finance Co., Proprietary Ltd., 5.125%, 02/22/21 (a)		300,000		299,588
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		6,145,000		6,964,141
Time Warner, Inc., 5.875%, 11/15/16		1,200,000		1,361,514
Total Capital SA, 4.450%, 06/24/20		500,000		520,481
Transocean, Inc., Series B, 1.500%, 12/15/37[14]		6,800,000	[2]	6,800,000
United Airlines, Inc., 10.400%, 11/01/16		472,153		540,616
UnitedHealth Group, Inc., 4.875%, 02/15/13		1,600,000		1,701,624
Vale Overseas, Ltd., 6.250%, 01/23/17		500,000		566,811
Vale Overseas, Ltd., 6.875%, 11/21/36		500,000		538,237
Verizon Wireless Capital LLC, 5.250%, 02/01/12		9,300,000		9,625,407
Total Industrials				88,646,632
Utilities - 0.5%
Enel Finance International SA, 6.800%, 09/15/37 (a)		1,800,000		1,892,358
Entergy Corp., 3.625%, 09/15/15		2,200,000		2,192,456
Majapahit Holding, B.V., 7.750%, 01/20/20		700,000		812,000
NRG Energy, Inc., 8.250%, 09/01/20		1,500,000		1,586,250
Total Utilities				6,483,064
Total Corporate Bonds (cost $401,358,047)				421,352,764
Foreign Government and Agency Obligations - 4.1%
Banco Nacional de Desenvolvimento Economico e Social, 4.125%, 09/15/17 (a)	EUR	400,000		567,755
Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/12	BRL	14,700	[15]	95,003
Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/17	BRL	150,000	[15]	886,723
Canada Government Bond, 1.500%, 12/01/12	CAD	1,200,000		1,266,231
Canada Government Bond, 1.750%, 03/01/13	CAD	2,000,000		2,115,796
Canada Government Bond, 2.000%, 08/01/13	CAD	2,100,000		2,227,156

The accompanying notes are an integral part of these financial statements. 8

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Foreign Government and Agency Obligations - 4.1% (continued)
Canada Government Bond, 2.000%, 12/01/14	CAD	4,000,000	$4,193,585
Canada Government Bond, 2.250%, 08/01/14	CAD	800,000	847,959
Canada Government Bond, 2.500%, 09/01/13	CAD	3,200,000	3,429,816
Canada Government Bond, 3.000%, 12/01/15	CAD	400,000	432,164
Canada Government Bond, 4.500%, 06/01/15	CAD	400,000	458,029
Canada Housing Trust, 2.750%, 12/15/15 (a)	CAD	1,300,000	1,376,586
Canada Housing Trust, 3.350%, 12/15/20 (a)	CAD	2,500,000	2,591,687
Canada Housing Trust, 3.950%, 12/15/11 (a)	CAD	300,000	322,354
Canada Housing Trust, 4.000%, 06/15/12 (a)	CAD	1,900,000	2,063,804
Canada Housing Trust, 4.550%, 12/15/12 (a)	CAD	2,800,000	3,094,545
Canada Housing Trust, 4.800%, 06/15/12 (a)	CAD	1,500,000	1,643,334
Export-Import Bank of China, The, 4.875%, 07/21/15 (a)		$300,000	326,000
Export-Import Bank of Korea, The, 4.000%, 01/29/21		400,000	368,071
Export-Import Bank of Korea, The, 5.125%, 06/29/20		700,000	711,614
Export-Import Bank of Korea, The, 8.125%, 01/21/14		1,000,000	1,150,547
Korea Development Bank, The, 4.375%, 08/10/15		3,500,000	3,674,058
Korea Finance Corp., 3.250%, 09/20/16		800,000	783,141
Korea Housing Finance, 4.125%, 12/15/15 (a)		500,000	515,667
Mexican Bonos, 6.000%, 06/18/15	MXN	10,000,000	857,726
Ontario, Province of, 1.375%, 01/27/14		1,800,000	1,812,785
Ontario, Province of, 4.200%, 03/08/18	CAD	200,000	221,278
Ontario, Province of, 4.200%, 06/02/20	CAD	1,600,000	1,730,787
Ontario, Province of, 4.300%, 03/08/17	CAD	600,000	671,652
Ontario, Province of, 4.400%, 06/02/19	CAD	1,400,000	1,551,001
Ontario, Province of, 4.700%, 06/02/37	CAD	2,600,000	2,812,996
Ontario, Province of, Series MTN, 5.500%, 06/02/18	CAD	400,000	474,673
Ontario, Province of, Series MTN, 4.600%, 06/02/39	CAD	700,000	748,090
Panama Government Bond, 7.250%, 03/15/15		200,000	235,200
Quebec, Province of, 4.500%, 12/01/16	CAD	100,000	113,035
Russia Government Bond, 3.625%, 04/29/15		200,000	203,400
Societe Financement de l’Economie Francaise, 0.476%, 07/16/12, (07/18/11) (a)[4]		1,000,000	1,003,640
Spain Government Bond, 4.650%, 07/30/25	EUR	1,000,000	1,329,645
United Mexican States, 6.050%, 01/11/40		800,000	834,000
Total Foreign Government and Agency Obligations (cost $46,827,359)			49,741,533
U.S. Government and Agency Obligations - 27.4%
Federal Home Loan Mortgage Corporation - 6.5%
FHLMC, 0.369%, 07/15/19 to 08/15/19, (05/15/11)[4]		3,986,165	3,978,407
FHLMC, 0.519%, 05/15/36, (05/15/11)[4]		1,148,403	1,150,314
FHLMC, 0.719%, 09/15/30, (05/15/11)[4]		38,397	38,559
FHLMC, 2.807%, 07/01/30, (07/01/11)[4]		2,429	2,467
FHLMC, 3.044%, 11/01/34, (09/01/11)[4]		1,608,334	1,694,333

The accompanying notes are an integral part of these financial statements. 9

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 6.5% (continued)
FHLMC, 4.500%, 07/01/40	$279,470	$288,121
FHLMC, 4.500%, TBA	7,000,000	7,193,592
FHLMC, 5.039%, 08/01/35, (08/01/15)[4]	147,093	155,765
FHLMC, 5.500%, 08/01/37 to 12/01/38	28,198,265	30,354,216
FHLMC, 6.000%, 02/01/16 to 09/01/16	79,755	86,602
FHLMC, 6.500%, 01/01/26 to 08/15/31	5,728,398	6,288,588
FHLMC, 7.000%, 11/15/20	19,142	20,828
FHLMC, 7.500%, 08/15/30	263,913	308,520
FHLMC Gold Pool, 5.500%, 08/01/10	955,018	1,027,961
FHLMC Gold Pool, 6.000%, 05/01/16 to 02/01/38	23,630,937	25,850,162
FHLMC Structured Pass Through Securities, 1.512%, 02/25/45, (06/01/11)[4]	153,513	151,121
Total Federal Home Loan Mortgage Corporation		78,589,556
Federal National Mortgage Association - 18.6%
FNMA, 0.273%, 12/25/36, (05/25/11)[4]	463,237	455,714
FNMA, 0.523%, 04/25/37, (05/25/11)[4]	987,310	988,273
FNMA, 0.663%, 09/25/35, (05/25/11)[4]	1,812,489	1,822,502
FNMA, 1.512%, 07/01/44, (05/01/11)[4]	208,049	208,373
FNMA, 2.538%, 05/25/35, (05/25/11)[4]	201,758	206,998
FNMA, 2.684%, 06/01/35, (06/01/11)[4]	2,926,275	3,052,311
FNMA, 2.763%, 09/01/35, (07/01/11)[4]	1,366,684	1,438,364
FNMA, 3.500%, 07/01/11	47,408	47,991
FNMA, 3.754%, 05/01/36, (05/01/11)[4]	1,222,883	1,226,804
FNMA, 4.000%, 10/01/25	2,905,038	3,017,170
FNMA, 4.036%, 05/01/36, (05/01/11)[4]	665,706	692,236
FNMA, 4.500%, 01/01/23 to 09/01/40	7,610,697	7,988,044
FNMA, 4.500%, TBA	104,000,000	107,021,988
FNMA, 5.000%, 04/25/33 to 03/01/35	34,467,126	36,361,222
FNMA, 5.000%, 05/01/35, (05/01/15)[4]	190,596	202,787
FNMA, 5.500%, 02/01/17 to 09/01/38	8,015,284	8,671,190
FNMA, 5.500%, TBA	6,300,000	6,781,358
FNMA, 6.000%, 03/01/17 to 08/01/39	28,265,105	30,980,762
FNMA, 6.000%, TBA	6,900,000	7,545,799
FNMA, 6.500%, 06/12/33	4,000,000	4,484,377
FNMA, 7.200%, 05/25/23	552,717	623,645
FNMA Pool, 5.500%, 03/01/38	805,561	871,746
FNMA Pool, 6.500%, 11/01/35	256,148	288,930
FNMA Whole Loan, 6.377%, 12/25/42[5]	279,051	308,308
Total Federal National Mortgage Association		225,286,892
Government National Mortgage Association - 0.6%
GNMA, 2.125%, 11/20/24 to 11/20/29, (01/01/12)[4]	293,188	302,920
GNMA, 2.625%, 08/20/25, (10/01/11)[4]	21,906	22,634

The accompanying notes are an integral part of these financial statements. 10

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 0.6% (continued)
GNMA, 3.375%, 04/20/21 to 03/20/24, (04/01/12)[4]	$40,000	$41,706
GNMA, 6.500%, 06/20/28	701,354	773,768
GNMA, 6.750%, 10/16/40	5,207,412	5,755,465
Total Government National Mortgage Association		6,896,493
U.S. Treasury Obligations - 1.7%
U.S. Treasury Inflation Protected Securities, 1.750%, 01/15/28	633,624	663,771
U.S. Treasury Inflation Protected Securities, 2.000%, 01/15/26[7]	4,235,746	4,636,155
U.S. Treasury Inflation Protected Securities, 2.375%, 01/15/25 to 01/15/27	5,824,875	6,673,021
U.S. Treasury Inflation Protected Securities, 2.500%, 01/15/29	4,637,025	5,401,049
U.S. Treasury Inflation Protected Securities, 3.875%, 04/15/29	2,153,248	2,955,501
Total U.S. Treasury Obligations		20,329,497
Total U.S. Government and Agency Obligations (cost $328,628,430)		331,102,438
Asset-Backed Securities - 2.5%
Ally Autos Receivable Trust, Series 2009-A, Class A2, 1.320%, 03/15/12 (a)	83,462	83,496
Amortizing Residential Collateral Trust, 0.793%, 07/25/32, (05/25/11)[4]	77,398	70,428
Bear Stearns Asset-Backed Securities, Inc., 0.293%, 10/25/36, (05/25/11)[4]	177,794	170,906
Citibank Omni Master Trust, Series 2009 A8, Class A8, 2.319%, 05/16/16, (05/16/11) (a)[4]	4,900,000	4,971,703
EMC Mortgage Loan Trust, Class A, 0.583%, 05/25/40, (05/25/11) (a)[4]	833,098	691,877
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3, 0.263%, 11/25/36, (05/25/11) (a)[4]	127,126	126,235
First NLC Trust, 0.283%, 08/25/37, (05/25/11) (a)[4]	828,350	512,293
Fremont Home Loan Trust, 0.273%, 01/25/37, (05/25/11)[4]	148,637	139,214
HSI Asset Securitization Corp. Trust, 0.263%, 12/25/36, (05/25/11)[4]	30,402	30,159
Long Beach Mortgage Loan Trust, 0.773%, 10/25/34, (05/25/11)[4]	55,661	45,695
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class 1, 0.263%, 11/25/36, (05/25/11)[4]	12,531	12,094
Park Place Securities, Inc., Series 2005-WCW1, Class A1B, 0.473%, 09/25/35, (05/25/11)[4]	1,587,551	1,441,474
Securitized Asset Backed Receivables LLC Trust, 0.273%, 12/25/36, (05/25/11)[4]	492,726	170,411
Securitized Asset Backed Receivables LLC Trust, Series 2007-NC2, Class A2A, 0.253%,01/25/37, (05/25/11)[4]	422,105	403,962
Structured Asset Securities Corp., 0.263%, 10/25/36, (05/25/11)[4]	63,441	63,213
Structured Asset Securities Corp., 0.503%, 01/25/33, (05/25/11)[4]	57,718	52,609
U.S. Small Business Administration Participation Certificates, Series 2003-20I, Class 1, 5.130%, 09/01/23	92,071	98,509
U.S. Small Business Administration Participation Certificates, Series 2007-20K, Class 1, 5.510%, 11/01/27	4,010,740	4,361,396
U.S. Small Business Administration Participation Certificates, Series 2008-10E, Class 1, 5.110%, 09/01/18	2,620,349	2,824,764
U.S. Small Business Administration Participation Certificates, Series 2008-20I, 5.600%, 09/01/28	7,866,015	8,501,726
U.S. Small Business Administration Participation Certificates, Series 2009-20E, Class 1, 4.430%, 05/01/29	4,834,867	5,083,095
U.S. Small Business Administration Surety Bonds, 6.344%, 08/01/11	59,182	60,098
Total Asset-Backed Securities (cost $29,451,323)		29,915,357
Mortgage-Backed Securities - 5.9%
American Home Mortgage Investment Trust, 2.213%, 02/25/45, (06/01/11)[4]	606,253	552,473
Arran Residential Mortgages Funding PLC, Series 2010 1A, Class A1B, 2.291%, 05/16/47, (05/16/11) (a)[4]	927,703	1,375,695
Arran Residential Mortgages Funding PLC, Series 2010 1A, Class A2B, 2.491%, 05/16/47, (05/16/11) (a)[4]	2,000,000	2,968,546

The accompanying notes are an integral part of these financial statements. 11

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Mortgage-Backed Securities - 5.9% (continued)
Banc of America Funding Corp., 2.813%, 05/25/35[5]		$877,837	$853,894
Bear Stearns Adjustable Rate Mortgage Trust, 2.726%, 04/25/33[5]		317,217	312,011
Bear Stearns Adjustable Rate Mortgage Trust, 3.324%, 11/25/30[5]		19,744	19,834
Bear Stearns Adjustable Rate Mortgage Trust, 5.676%, 02/25/33[5]		50,443	50,345
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 2.731%, 03/25/35, (12/25/11)[4]		5,812,399	5,572,245
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2, 2.400%, 08/25/35, (06/01/11)[4]		12,714,203	12,096,629
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 13A1, 2.710%, 03/25/35, (06/01/11)[4]		9,692,318	9,329,040
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 13A1, 5.375%, 02/25/36[5]		316,099	286,116
Bear Stearns Alt-A Trust, 2.629%, 05/25/35[5]		1,412,310	1,174,971
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 2.935%, 09/25/35[5]		699,367	539,432
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 06/13/50		2,800,000	3,062,954
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1, 2.370%, 08/25/35, (10/25/11)[4]		6,785,346	6,390,018
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 2A1, 2.670%, 12/25/35, (06/01/11)[4]		381,664	366,221
Countrywide Alternative Loan Trust, 0.393%, 05/25/47, (05/25/11)[4]		1,365,713	791,930
Countrywide Home Loans, Inc., 3.017%, 02/20/36, (09/20/11)[4]		422,383	348,742
European Loan Conduit, Series 25X, Class A, 1.243%, 05/15/19, (05/16/11)[4]	EUR	171,566	234,775
Greenpoint Mortgage Funding Trust, 0.293%, 10/25/46, (05/25/11)[4]		350,930	327,149
Greenpoint Mortgage Funding Trust, 0.293%, 01/25/47, (05/25/11)[4]		333,818	310,594
GS Mortgage Securities Corp., 1.142%, 03/06/20, (05/06/11) (a)[4]		2,162,845	2,139,327
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.176%, 11/25/35[5]		1,335,008	1,300,333
IndyMac Index Mortgage Loan Trust, Series 2005-AR31, Class 1A1, 2.540%, 01/25/36[5]		1,630,169	1,017,504
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 05/15/47		2,100,000	2,258,930
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3, 4.070%, 11/15/43 (a)		2,000,000	1,964,016
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.023%, 02/25/35		683,195	693,290
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A, 0.423%, 02/25/36, (05/25/11)[4]		858,366	649,042
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.463%, 11/25/35, (05/25/11)[4]		194,469	171,214
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49		3,000,000	3,318,843
Prime Mortgage Trust, 0.613%, 02/25/19, (05/25/11)[4]		21,850	21,328
Prime Mortgage Trust, 0.613%, 02/25/34, (05/25/11)[4]		177,827	162,118
Structured Asset Mortgage Investments, Inc., 0.874%, 09/19/32, (05/19/11)[4]		381,313	340,460
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 0.464%, 07/19/35, (05/19/11)[4]		923,121	803,011
Structured Asset Securities Corp., 2.314%, 01/25/32[5]		22,802	19,839
Structured Asset Securities Corp., 2.768%, 10/25/35 (a)[5]		755,109	619,261
Thornburg Mortgage Securities Trust, 0.323%, 11/25/46, (05/25/11)[4]		840,924	831,333
Wachovia Bank Commercial Mortgage Trust, 0.299%, 06/15/20, (05/15/11) (a)[4]		2,490,890	2,336,474
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1, 0.309%, 09/15/21, (05/15/11) (a)[4]		4,333,354	4,297,985
Washington Mutual Mortgage Pass-Through, 1.506%, 11/25/42, (06/01/11)[4]		148,515	131,178
Washington Mutual Mortgage Pass-Through, 2.140%, 02/25/31[5]		3,501	3,277
Washington Mutual Mortgage Pass-Through, Series 2005-AR13, Class A1A1, 0.503%, 10/25/45, (05/25/11)[4]		319,499	269,593
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.767%, 03/25/36[5]		1,707,756	1,508,399
Total Mortgage-Backed Securities (cost $73,993,799)			71,820,369

The accompanying notes are an integral part of these financial statements. 12

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 3.7%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue, Taxable Build America, Series 2010 B, 8.084%, 12/15/50	$1,000,000	$1,171,240
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007 A-2, 5.875%, 06/01/30	1,000,000	723,160
California Infrastructure & Economic Development Bank Revenue, UCSF Neurosciences Building 19A, Taxable Build America, Series 2010 B, 6.486%, 05/15/49	1,000,000	1,024,460
California State General Obligation, 5.650%, 04/01/39	1,200,000	1,272,528
California State General Obligation, 7.500%, 04/01/34	1,300,000	1,453,686
California State General Obligation, 7.550%, 04/01/39	1,300,000	1,474,655
California State General Obligation, 7.600%, 11/01/40	1,000,000	1,143,560
California State General Obligation, 7.950%, 03/01/36	1,100,000	1,197,218
California State University Systemwide Revenue, Series 2009 A, 5.250%, 11/01/38	500,000	468,945
California State University Systemwide Revenue, Taxable Build America, Series 2010 B, 6.434%, 11/01/30	700,000	718,172
Calleguas-Las Virgenes, CA Public Financing Authority Water Revenue, Calleguas Municipal Water District, Taxable Build America, Series 2010 B, 5.944%, 07/01/40	1,000,000	1,003,090
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.300%, 12/01/21	100,000	106,108
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Pension Funding, Series 2008 A, 6.899%, 12/01/40	1,600,000	1,676,864
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.300%, 12/01/21	200,000	212,216
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Retiree Health Care, Series 2008 B, 6.899%, 12/01/40	1,700,000	1,781,668
Chicago, IL Transit Authority, Sales & Transfer Tax Receipts Revenue, Taxable Build America, Series 2010 B, 6.200%, 12/01/40	1,000,000	953,390
Clark County, NV Airport Revenue, Taxable Direct Payment Build America, Series C, 6.820%, 07/01/45	800,000	847,528
Illinois Municipal Electric Agency Power Supply System Revenue, Series C, 6.832%, 02/01/35	800,000	848,168
Illinois State General Obligation, 4.071%, 01/01/14	1,200,000	1,236,288
Illinois State General Obligation, Taxable Build America, Series 2010-3, 6.725%, 04/01/35	400,000	403,916
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.488%, 08/01/33	200,000	215,750
Los Angeles County Public Works Financing Authority Revenue, Multiple Capital Projects I, Series 2010 B, Taxable Build America, 7.618%, 08/01/40	300,000	324,450
Los Angeles, CA Unified School District General Obligation, Series A-1, 4.500%, 07/01/22 (AGM Insured)[11]	3,600,000	3,657,888
Los Angeles, CA Unified School District General Obligation, Taxable Build America, Series 2010 RY, 6.758%, 07/01/34	4,000,000	4,412,040
Los Angeles, CA Wastewater System Revenue, Series 2010 A, 5.713%, 06/01/39	1,000,000	978,990
New Jersey State Turnpike Authority Revenue, Series 2010 A, 7.102%, 01/01/41	800,000	902,296
New York City Municipal Finance Authority Revenue, Water and Sewer System General Resolution, Taxable Build America, Series 2010 GG, 5.724%, 06/15/42	5,000,000	5,105,400
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Build America, Series 2011 CC, 5.882%, 06/15/44	1,100,000	1,129,436
New York City Municipal Finance Authority Revenue, Water and Sewer System Second General Resolution, Taxable Build America, Series 2011 CC, 6.282%, 06/15/42	1,100,000	1,113,508
North Carolina Turnpike Authority State Annual Appropriation Revenue, Triangle Expressway System, Taxable Build America, Series 2009 B, 6.700%, 01/01/39	900,000	944,325

The accompanying notes are an integral part of these financial statements. 13

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount		Value
Municipal Bonds - 3.7% (continued)
Public Power Generation Agency Revenue, Whelan Energy Center Unit 2, Taxable Build America, Series 2009 A, 7.242%, 01/01/41	$1,200,000		$1,215,552
San Francisco Bay Area Toll Authority Subordinate Toll Bridge Revenue, Series 2010 S-1, 7.043%, 04/01/50	900,000		945,558
Texas State Transportation Commission Mobility Fund, Series 2005 A, 4.750%, 04/01/35	700,000		700,462
Truckee Meadows Water Authority Water Revenue, Series 2005 A, 5.000%, 07/01/36 (NATL-RE)[11]	200,000		193,862
University of California General Revenue, Taxable Build America, Series 2009 R, 6.270%, 05/15/31	2,500,000		2,564,849
University of California Medical Center Regents Revenue, Series 2010 H, 6.398%, 05/15/31	200,000		202,882
University of California Medical Center Regents Revenue, Series 2010 H, 6.548%, 05/15/48	300,000		301,848
Total Municipal Bonds (cost $42,576,341)			44,625,956
Municipal Closed-End Bond Funds - 0.5%	Shares
Dreyfus Municipal Income, Inc.	37,500		321,375
DWS Municipal Income Trust	55,000	[2]	644,050
Invesco Van Kampen Advantage Municipal Income Trust II	61,796		691,497
Invesco Van Kampen Trust for Investment Grade Municipals	55,000	[2]	724,350
MFS Municipal Income Trust	53,800	[2]	342,168
Nuveen Performance Plus Municipal Fund	55,000	[2]	733,150
Nuveen Premium Income Municipal Fund II	55,000		718,850
Nuveen Premium Income Municipal Fund IV	55,000		634,150
Nuveen Quality Income Municipal Fund	55,000	[2]	717,200
Putnam Municipal Opportunities Trust	33,648	[2]	362,726
Total Municipal Closed-End Bond Funds (cost $6,544,611)			5,889,516
Preferred Stocks - 1.0%
Bank of America Corp., Series L, 7.250%. Exercise Price $50.00, Expiration Date 12/31/49[14]	7,000		7,308,000
DG Funding Trust, 0.699%, 03/31/11 (a)[5,8,9]	573		4,349,301
Total Preferred Stocks (cost $12,745,273)			11,657,301
Purchased Options - 0.0%#	Notional Amount
1-Year Interest Rate Swap (Call), Counterparty RBS, Receive Floating 3-Month USD-LIBOR, Exercise Rate 1.250%, Expiration 04/30/12 (cost $68,270)	$17,300,000		67,435
Short-Term Investments - 40.9%
Certificates of Deposit - 1.3%	Principal Amount
Banco Bradesco, SA, 0.233%, 06/27/11 (a)[16]	10,900,000		10,895,858
Itau Unibanco, SA, 1.136%, 07/11/11[16]	4,300,000		4,290,239
Itau Unibanco, SA, 1.470%, 12/05/11[16]	1,100,000		1,090,342
Total Certificates of Deposit			16,276,439
Commercial Paper - 2.2%
Kells Funding LLC, 0.120%, 05/05/11 (a)[16]	12,700,000		12,699,746
Nissan Motors, 0.322%, 06/22/11[16]	1,800,000		1,799,136
Straight-A Funding LLC, 0.130%, 05/02/11[16]	12,700,000		12,699,873
Total Commercial Paper			27,198,755

The accompanying notes are an integral part of these financial statements. 14

Managers PIMCO Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount	Value
Japan Treasury Bills - 10.1%
Japan Treasury Bills, Series 183, 0.108%, 07/11/11	JPY	10,000,000	$123,255
Japan Treasury Bills, Series 185, 0.105%, 06/02/11	JPY	3,910,000,000	48,198,541
Japan Treasury Bills, Series 186, 0.106%, 07/19/11	JPY	5,740,000,000	70,746,040
Japan Treasury Bills, Series 188, 0.103%, 07/25/11	JPY	210,000,000	2,588,275
Japan Treasury Bills, Series 189, 0.104%, 08/01/11	JPY	50,000,000	616,244
Total Japan Treasury Bills			122,272,355
Repurchase Agreements - 12.8%
TD Securities (USA) LLC, dated 04/28/11, due 05/02/11, 0.04%, total to be received $71,400,238, (collateralized by $73,285,556 U.S. Treasury Bonds, 4.375% - 4.500%, due 8/15/39 to 11/15/39)		$71,400,000	71,400,000
TD Securities (USA) LLC, dated 04/29/11, due 05/02/11, 0.06%, total to be received $83,600,139, (collateralized by $85,357,843 U.S. Treasury Notes, 0.750% - 1.000%, due 09/30/11 to 05/31/12)		83,600,000	83,600,000
Total Repurchase Agreements			155,000,000
U.S. Treasury Bills - 12.4%
U.S. Treasury Bills, 0.138%, 07/14/11		1,600,000	1,599,952
U.S. Treasury Bills, 0.158%, 07/07/11[7,13]		22,800,000	22,799,361
U.S. Treasury Bills, 0.170%, 08/04/11[7]		109,000,000	108,990,081
U.S. Treasury Bills, 0.175%, 08/18/11		230,000	229,968
U.S. Treasury Bills, 0.298%, 07/28/11		16,100,000	16,098,759
Total U.S. Treasury Bills			149,718,121
Other Investment Companies - 2.1%[1]		Shares
BNY Institutional Cash Reserves Fund, Series B*[3,10]		643,217	513,851
BNY Mellon Overnight Government Fund, 0.05%[3]		8,876,798	8,876,798
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%[12]		15,578,803	15,578,803
Total Other Investment Companies			24,969,452
Total Short-Term Investments (cost $492,254,872)			495,435,122
Total Investments- 120.9% (cost $1,433,109,001)			1,464,292,793
Other Assets, less Liabilities - (20.9)%			(253,272,740)
Net Assets - 100.0%			$1,211,020,053

The accompanying notes are an integral part of these financial statements. 15

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (unaudited)

Note: Based on the cost of investments of $1,433,259,894 for Federal income tax purposes at April 30, 2011, the aggregate gross unrealized appreciation and depreciation were $50,935,771 and $19,902,872, respectively, resulting in net unrealized appreciation of investments of $31,032,899.

*	Non-income-producing security.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2011, the value of these securities amounted to $181,002,435, or 14.9 % of net assets.
[1]

Yield shown for each investment company listed represents the April 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these securities, amounting to a market value of $9,255,214, or 0.8% of net assets, were out on loan to various brokers.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Floating Rate Security. The rate listed is as of April 30, 2011. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security. The rate listed is as of April 30, 2011, and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Perpetuity Bond. The date shown is the final call date.
[7]	Some or all of this security is held as collateral for futures contracts, amounting to a market value of $4,951,065, or 0.4% of net assets.
[8]

Illiquid Security. A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. At April 30, 2011, the value of these securities amounted to $21,592,170, or 1.8%.

[9]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[10]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to Financial Statements.)

[11]	Securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies amounted to $3,851,750, or 0.3% of net assets.
[12]	Collateral received from brokers for swap contracts in the amount of $5,810,000, or 0.5% of net assets, were invested in this short-term investment.
[13]	Collateral segregated with brokers for swap contracts, amounting to a market value of $501,000, or rounds to less than 0.1% of net assets.
[14]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible Bonds and Convertible Preferred Stocks at April 30, 2011, amounted to $6,800,000, or 0.6% of net assets, and $7,308,000, or 0.6% of net assets, respectively.

[15]	Principal amount is stated in BRL Units.
[16]	Represents yield to maturity at April 30, 2011.

Investment Definitions and Abbreviations:

AGM:	Assured Guaranty Municipal Corp.
EMTN:	European Medium Term Note
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium Term Note
GNMA:	Government National Mortgage Association
LIBOR:	London Interbank Offered Rate
MTN:	Medium Term Note
NATL-RE:	National Public Finance Guarantee Corp.
RBS:	Royal Bank of Scotland
TBA:	To Be Announced

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	Euro
GBP:	British Pound
JPY:	Japanese Yen
MXN:	Mexican Peso

The accompanying notes are an integral part of these financial statements. 16

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of April 30, 2011: (See Note 1 (a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers PIMCO Bond Fund
Investments in Securities
Bank Loan Obligations	—	$2,685,002	—	$2,685,002
Corporate Bonds†	—	421,352,764	—	421,352,764
Foreign Government and Agency Obligations	—	49,741,533	—	49,741,533
U.S. Government and Agency Obligations
Federal Home Loan Mortgage Corporation	—	78,589,556	—	78,589,556
Federal National Mortgage Association	—	225,286,892	—	225,286,892
Government National Mortgage Association	—	6,896,493	—	6,896,493
U.S. Treasury Obligations	—	20,329,497	—	20,329,497
Asset-Backed Securities	—	29,915,357	—	29,915,357
Mortgage-Backed Securities	—	71,820,369	—	71,820,369
Municipal Bonds	—	44,625,956	—	44,625,956
Municipal Closed-End Bond Funds	$5,889,516	—	—	5,889,516
Preferred Stocks	—	11,657,301	—	11,657,301
Purchased Options	—	67,435	—	67,435
Short-Term Investments
Certificates of Deposit	—	16,276,439	—	16,276,439
Commercial Paper	—	27,198,755	—	27,198,755
Japan Treasury Bills	—	122,272,355	—	122,272,355
Repurchase Agreements	—	155,000,000	—	155,000,000
U.S. Treasury Bills	—	149,718,121	—	149,718,121
Other Investment Companies	24,969,452	—	—	24,969,452

Total Investments in Securities	$30,858,968	$1,433,433,825	—	$1,464,292,793

Derivatives††
Credit Contracts	—	$1,444,996	—	$1,444,996
Foreign Exchange Contracts	—	(263,346)	—	(263,346)
Interest Rate Contracts	$3,076,398	871,558	—	3,947,956

Total Derivatives	$3,076,398	$2,053,208	—	$5,129,606

†	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, forwards, options and swap contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of April 30, 2011, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements. 17

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

The following schedule is the fair values of derivative instruments at April 30, 2011:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unrealized appreciation on swap contracts	$1,449,063	Unrealized depreciation on swap contracts	$4,067

Interest rate contracts	Unrealized appreciation on swap contracts	1,707,162	Unrealized depreciation on swap contracts	1,730,694

Interest rate contracts	—	—	Options written	2,891,474

Interest rate contracts	Variation margin receivable on futures contracts*	7,381	Variation margin payable on futures contracts*	162,218

Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	5,826,882	Unrealized depreciation of foreign currency contracts	6,090,228

Totals		$8,990,488		$10,878,681

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

For the period ended April 30, 2011, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) on derivatives recognized in income were as follows:

Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Options	Swaps	Total
Credit contracts	—	—	—	$1,140,098	$1,140,098
Foreign exchange contracts	—	($102,254)	—	—	(102,254)
Interest rate contracts	($909,239)	—	$1,062,594	(2,459,339)	(2,305,984)

Totals	($909,239)	($102,254)	$1,062,594	($1,319,241)	($1,268,140)

The change in unrealized gain/ (loss) on derivatives recognized in income were as follows:
Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Options	Swaps	Total
Credit contracts	—	—	—	($317,326)	($317,326)
Foreign exchange contracts	—	$1,877,211	—	—	1,877,211
Interest rate contracts	$2,058,945	—	($1,593,339)	(1,576,608)	(1,111,002)

Totals	$2,058,945	$1,877,211	($1,593,339)	($1,893,934)	$448,883

At April 30, 2011, the Fund had the following TBA sale commitments:

(See Note 1 (i) in the Notes to the Financial Statements.)

Principal/Share Amount	Security	Current Liability
$6,800,000	FNMA, 4.500%, 05/15/35	$6,998,689
3,000,000	FNMA, 5.000%, 11/01/40	3,166,875
5,100,000	U.S. Treasury Notes, 2.625%, 11/15/20	4,825,875

Total		$14,991,439

The accompanying notes are an integral part of these financial statements. 18

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

At April 30, 2011, the Fund had the following futures contracts:

(See Note 9 in the Notes to the Financial Statements.)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
90-Day Eurodollar	6,182	Long	09/19/11 to 09/17/12	$3,144,898
U.S. Treasury 2-Year Note	107	Long	06/30/11	113,688
U.S. Treasury 10-Year Note	79	Short	06/21/11	(182,188)

Total				$3,076,398

At April 30, 2011, the Fund had the following swap contracts:

(See Note 10 in the Notes to the Financial Statements.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Counterparty	Maturity	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Interest Rate Swaps
Pay	1-Year BRL-CDI	10.575%	BRC	01/02/12	BRL	$6,700,000	($5,135)	($68,673)
Pay	1-Year BRL-CDI	10.60%	BRC	01/02/12	BRL	900,000	—	2,276
Pay	1-Year BRL-CDI	10.60%	JPM	01/02/12	BRL	600,000	—	1,517
Pay	1-Year BRL-CDI	10.61%	HSBC	01/02/12	BRL	1,400,000	—	3,748
Pay	1-Year BRL-CDI	11.42%	UBS	01/02/12	BRL	27,800,000	(2,676)	107,849
Pay	1-Year BRL-CDI	11.76%	CITI	01/02/12	BRL	8,200,000	16,034	62,130
Pay	1-Year BRL-CDI	11.95%	RBS	01/02/13	BRL	5,800,000	4,279	(13,883)
Pay	1-Year BRL-CDI	11.98%	MLC	01/02/12	BRL	5,800,000	—	125,270
Pay	1-Year BRL-CDI	12.07%	RBS	01/02/13	BRL	13,700,000	19,427	(8,211)
Pay	1-Year BRL-CDI	12.07%	UBS	01/02/13	BRL	4,900,000	6,916	20,337
Pay	1-Year BRL-CDI	12.08%	RBS	01/02/12	BRL	8,200,000	6,235	51,429
Pay	1-Year BRL-CDI	12.17%	JPM	01/02/13	BRL	38,200,000	91,025	179,702
Pay	1-Year BRL-CDI	12.20%	JPM	01/02/14	BRL	8,100,000	(742)	37,829
Pay	1-Year BRL-CDI	12.25%	UBS	01/02/14	BRL	7,000,000	13,057	26,611
Pay	1-Year BRL-CDI	12.48%	CS	01/02/13	BRL	64,200,000	77,196	339,971
Pay	1-Year BRL-CDI	12.54%	BRC	01/02/12	BRL	3,400,000	(225)	108,542
Pay	1-Year BRL-CDI	12.54%	MLC	01/02/12	BRL	7,300,000	(7,203)	239,765
Pay	1-Year BRL-CDI	12.54%	UBS	01/02/12	BRL	3,400,000	(226)	108,542
Pay	1-Year BRL-CDI	12.55%	RBS	01/02/13	BRL	3,700,000	11,304	19,124
Pay	1-Year BRL-CDI	14.765%	HSBC	01/02/12	BRL	300,000	549	18,928
Pay	1-Year BRL-CDI	14.765%	MLC	01/02/12	BRL	1,200,000	1,405	76,501
Pay	28-Day MXN TIIE	7.33%	JPM	01/25/15	MXN	14,100,000	(708)	40,490
Pay	28-Day MXN TIIE	7.34%	BRC	01/28/15	MXN	47,500,000	(1,175)	136,601
Pay	3-Month AUD Bank Bill	4.50%	DUB	06/15/11	AUD	27,000,000	(5,429)	(27,818)
Receive	3-Month USD-LIBOR	2.50%	MSC	06/15/16	USD	2,800,000	20,501	(54,636)
Receive	3-Month USD-LIBOR	3.50%	DUB	06/15/21	USD	6,400,000	167,793	(207,192)
Receive	3-Month USD-LIBOR	3.50%	JPM	06/15/21	USD	3,500,000	4,560	(26,105)
Receive	3-Month USD-LIBOR	3.50%	MSC	06/15/21	USD	600,000	863	(4,556)
Receive	3-Month USD-LIBOR	3.50%	UBS	06/15/21	USD	700,000	(301)	(4,009)
Receive	3-Month USD-LIBOR	4.25%	CS	06/15/41	USD	1,000,000	31,396	(40,673)
Receive	3-Month USD-LIBOR	4.25%	JPM	06/15/41	USD	3,500,000	37,832	(70,300)
Receive	3-Month USD-LIBOR	4.25%	RBS	06/15/41	USD	38,400,000	829,724	(1,185,947)
Receive	3-Month USD-LIBOR	4.25%	UBS	06/15/41	USD	400,000	14,980	(18,691)

Totals							$1,331,256	($23,532)

The accompanying notes are an integral part of these financial statements. 19

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Fixed Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Credit Default Swaps - Sell Protection†
Receive	Arcelormittal	1.00%	CS	06/20/11	BBB-	USD	$500,000	$25,173	$1,275
Receive	Brazil Federative Republic Bond	1.00%	CITI	06/20/11	BBB-	USD	7,300,000	22,042	10,536
Receive	Brazil Federative Republic Bond	1.00%	CS	06/20/15	BBB-	USD	2,200,000	45,157	55,192
Receive	Brazil Federative Republic Bond	1.00%	JPM	09/20/15	BBB-	USD	1,400,000	13,668	17,871
Receive	Brazil Federative Republic Bond	1.00%	UBS	09/20/15	BBB-	USD	1,000,000	8,275	11,277
Receive	Brazil Federative Republic Bond	1.52%	MSC	01/20/17	BBB-	USD	3,000,000	—	72,807
Receive	Brazil Federative Republic Bond	1.95%	MSC	08/20/16	BBB-	USD	3,500,000	—	164,713
Receive	CDX.EM.12 Index	5.00%	DUB	12/20/14	N/A	USD	1,000,000	72,181	44,218
Receive	CDX.EM.13 Index	5.00%	DUB	12/20/14	N/A	USD	1,000,000	94,650	32,454
Receive	CDX.EM.13 Index	5.00%	DUB	06/20/15	N/A	USD	5,800,000	592,659	144,547
Receive	CDX.EM.13 Index	5.00%	JPM	06/20/15	N/A	USD	4,600,000	451,105	133,576
Receive	CDX.EM.14 Index	5.00%	DUB	03/21/11	N/A	USD	1,000,000	132,603	12,884
Receive	CDX.EM.14 Index	5.00%	DUB	12/20/15	N/A	USD	3,900,000	450,284	85,809
Receive	CDX.EM.14 Index	5.00%	JPM	12/20/15	N/A	USD	5,700,000	713,112	70,408
Receive	CDX.EM.14 Index	5.00%	UBS	12/20/15	N/A	USD	900,000	111,286	12,428
Receive	China Government	1.00%	RBS	06/20/15	A+	USD	1,900,000	25,715	9,873
Receive	French Republic Government	0.25%	GS	06/20/11	AAA	USD	3,000,000	78,143	7,359
Receive	French Republic Government	0.25%	RBS	03/20/11	AAA	USD	1,000,000	31,993	10,754
Receive	French Republic Government	0.25%	RBS	12/20/15	AAA	USD	1,000,000	17,805	(1,058)
Receive	French Republic Government	0.25%	UBS	12/20/15	AAA	USD	1,000,000	18,263	(600)
Receive	General Electric Capital Corp.	1.00%	DUB	09/20/11	AA	USD	3,600,000	10,927	25,932
Receive	General Electric Capital Corp.	1.00%	DUB	03/20/16	AA+	USD	300,000	15,064	15,415
Receive	General Electric Capital Corp.	1.00%	MSC	06/20/11	AA+	USD	700,000	2,674	2,090
Receive	General Electric Capital Corp.	5.00%	JPM	09/20/11	AA	USD	2,000,000	16,996	32,618
Receive	Italian Republic Government	1.00%	DUB	06/20/11	AA-	USD	900,000	23,131	4,483
Receive	Italian Republic Government	1.00%	GS	06/20/11	AA-	USD	1,000,000	19,394	(1,326)
Receive	Italian Republic Government	1.00%	RBS	03/20/11	AA-	USD	5,000,000	183,124	90,297
Receive	Japan Government	1.00%	JPM	03/20/11	AA-	USD	1,000,000	8,293	4,116
Receive	Merrill Lynch & Co., Inc.	1.00%	JPM	12/20/11	A	USD	3,000,000	4,773	22,931
Receive	MetLife Inc.	1.00%	JPM	06/21/11	A-	USD	6,400,000	145,421	73,038
Receive	Mexico Government	1.00%	BRC	03/20/15	BBB	USD	700,000	11,951	17,367
Receive	Mexico Government	1.00%	CIT	06/20/11	BBB	USD	8,600,000	—	18,669
Receive	Mexico Government	1.00%	DUB	03/20/11	BBB	USD	2,400,000	16,970	25,037
Receive	Mexico Government	1.00%	DUB	03/20/15	BBB	USD	1,100,000	19,165	27,676
Receive	Mexico Government	1.00%	UBS	09/20/15	BBB	USD	1,000,000	12,371	18,169
Receive	Republic of Kazakhstan	1.00%	DUB	03/21/11	BBB	USD	1,000,000	28,812	13,704
Receive	Spain Government	1.00%	CIT	06/20/11	AA	USD	200,000	138,173	17,209
Receive	Spain Government	1.00%	GS	03/20/11	AA	USD	1,000,000	59,398	(1,083)
Receive	U.S. Treasury	0.25%	UBS	09/20/15	AAA	EUR	5,000,000	63,660	24,803
Receive	United Kingdom Gilt	1.00%	BNP	12/20/14	AAA	USD	200,000	1,085	3,338
Receive	United Kingdom Gilt	1.00%	BNP	03/20/15	AAA	USD	600,000	2,165	11,327
Receive	United Kingdom Gilt	1.00%	DUB	03/20/11	AAA	USD	400,000	7,376	1,571
Receive	United Kingdom Gilt	1.00%	DUB	12/20/14	AAA	USD	1,400,000	7,127	23,837
Receive	United Kingdom Gilt	1.00%	JPM	12/20/14	AAA	USD	200,000	1,085	3,338

The accompanying notes are an integral part of these financial statements. 20

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Pay/Receive Fixed Rate	Reference Entity	Fixed Rate	Counterparty	Maturity	Rating††	Currency	Notional Amount	Net Premiums Paid/(Received)	Unrealized Gain/(Loss)
Receive	United Kingdom Gilt	1.00%	JPM	03/20/15	AAA	USD	$1,000,000	$3,246	$19,241
Receive	United Kingdom Gilt	1.00%	JPM	06/20/15	AAA	USD	3,900,000	36,027	53,125
Receive	United Kingdom Gilt	1.00%	JPM	12/20/15	AAA	USD	1,000,000	20,800	1,751

Totals								$3,763,322	$1,444,996

†	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, or (b) pay a net settlement in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
††	The period end reference entity ratings are included in the equivalent S&P “unaudited” rating category. The reference entity rating represents the likelihood of a potential credit event on the reference entity which would result in a related payment by the Fund.

At April 30, 2011, the Fund had the following written put and call options and swaptions:

(See Note 10 in the Notes to the Financial Statements.)

Pay/Receive Floating Rate	Description	Counterparty	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Swaptions
Receive	1-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	1.175%	11/19/12	$22,800,000	$86,070	($33,743)
Receive	1-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.000%	04/30/12	34,600,000	69,200	23,998
Receive	2-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.250%	09/24/12	74,000,000	577,731	(80,858)
Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	2.750%	06/18/12	17,300,000	179,584	29,104
Receive	3-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	3.000%	06/18/12	14,000,000	152,410	57,292
Receive	3-Year Interest Rate Swap (Put)	JPM	3-Month USD-LIBOR	3.000%	06/18/12	37,200,000	376,477	123,733
Receive	3-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	2.750%	06/18/12	14,600,000	143,080	16,085
Receive	3-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.000%	06/18/12	45,100,000	415,009	108,590
Receive	5-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	3.250%	07/16/12	3,700,000	92,907	18,570
Receive	10-Year Interest Rate Swap (Call)	CITI	3-Month USD-LIBOR	3.500%	06/13/11	3,300,000	15,510	(29,919)
Receive	10-Year Interest Rate Swap (Call)	RBS	3-Month USD-LIBOR	3.000%	10/11/11	4,200,000	21,805	990
Receive	10-Year Interest Rate Swap (Put)	CITI	3-Month USD-LIBOR	4.000%	06/13/11	3,300,000	22,110	20,714
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	4.000%	06/13/11	7,400,000	101,010	97,880
Receive	10-Year Interest Rate Swap (Put)	DUB	3-Month USD-LIBOR	10.000%	07/10/12	78,800,000	547,661	546,358
Receive	10-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	4.000%	06/13/11	4,200,000	56,365	57,588
Receive	10-Year Interest Rate Swap (Put)	RBS	3-Month USD-LIBOR	4.250%	10/11/11	4,200,000	26,460	2,696

Totals							$2,883,389	$959,078

Description	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Inflation Floor
Inflation Floor - OTC CPURNSA Index	DUB	215.949	03/10/20	$11,400,000	$85,500	$30,436

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Unrealized Gain/(Loss)
Swaption Straddle Options
1-Year OTC Option on 1-Year Swap Straddle vs. Forward Volatility Agreement	JPM	TBD	10/11/11	$8,500,000	$43,180	($25,022)
2-Year OTC Option on 2-Year Swap Straddle vs. Forward Volatility Agreement	MLC	TBD	10/11/12	27,900,000	310,087	(168,980)
2-Year OTC Option on 2-Year Swap Straddle vs. Forward Volatility Agreement	MLC	TBD	11/14/12	14,700,000	160,027	(92,163)

Totals					$513,294	($286,165)

The accompanying notes are an integral part of these financial statements. 21

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
Options on Exchange-Traded Futures
1-Year Euro-Dollar Mid-Curve Futures (Put)	$99.000	03/19/12	137	$110,745	$74,782
1-Year Euro-Dollar Mid-Curve Futures (Put)	99.000	09/19/11	181	112,197	99,755
10-Year U.S. Treasury Note Futures (Put)	118.000	05/20/11	29	4,912	3,552
10-Year U.S. Treasury Note Futures (Put)	117.000	06/24/11	18	9,236	4,174
10-Year U.S. Treasury Note Futures (Put)	117.000	05/20/11	72	21,632	20,507
10-Year U.S. Treasury Note Futures (Call)	121.000	06/24/11	18	6,986	(2,576)
10-Year U.S. Treasury Note Futures (Call)	121.000	05/20/11	30	7,894	(13,669)
10-Year U.S. Treasury Note Futures (Call)	122.000	05/20/11	76	27,779	5,216

Totals				$301,381	$191,741

Transactions in written put and call options and swaptions for the period ended April 30, 2011, were as follows:

(See Note 10 in the Notes to the Financial Statements.)

	Number of Contracts	Notional Amount	Amount of Premiums
Options and swaptions outstanding at October 31, 2010	422	$516,400,000	$4,352,542
Options and swaptions written	966	92,400,000	786,816
Options and swaptions exercised/expired	(827)	(177,600,000)	(1,352,794)

Options and swaptions outstanding at April 30, 2011	561	$431,200,000	$3,786,564

At April 30, 2011, the Fund had the following forward foreign currency contracts (in U.S. Dollars):

(See Note 8 in the Notes to the Financial Statements.)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Australian Dollar	Long	05/31/11	RBS	$4,294,693	$4,239,444	$55,249
Brazilian Real	Long	06/02/11	CITI	25,325,235	23,565,965	1,759,270
Brazilian Real	Long	08/02/11	UBS	25,084,881	24,694,263	390,618
Brazilian Real	Long	09/02/11	MSC	116,175	100,000	16,175
Canadian Dollar	Long	06/20/11	JPM	7,549,545	7,322,034	227,511
Chinese Yuan Renminbi	Long	11/15/11	CITI	4,411,777	4,362,755	49,022
Chinese Yuan Renminbi	Long	11/15/11	JPM	3,514,110	3,493,880	20,230
Euro	Long	07/18/11	CITI	1,477,782	1,424,659	53,123
Euro	Long	07/18/11	RBS	295,556	288,144	7,412
Indian Rupee	Long	05/09/11 to 11/18/11	JPM	3,350,469	3,249,980	100,489
Indian Rupee	Long	05/09/11 to 11/18/11	MSC	3,268,315	3,158,477	109,838
Indian Rupee	Long	08/12/11	CITI	2,435,305	2,430,402	4,903
Indonesian Rupiah	Long	07/27/11	DUB	610	577	33
Indonesian Rupiah	Long	07/27/11	JPM	2,922,576	2,764,418	158,158
Indonesian Rupiah	Long	07/27/11	RBS	206,355	190,000	16,355
Indonesian Rupiah	Long	07/27/11 to 01/31/12	CITI	2,942,807	2,829,570	113,237
Japanese Yen	Long	07/14/11	CITI	209,403	206,150	3,253
Japanese Yen	Long	07/14/11	JPM	1,264,791	1,224,287	40,504

The accompanying notes are an integral part of these financial statements. 22

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Japanese Yen	Long	07/14/11	UBS	$419,533	$401,987	$17,546
Malaysian Ringgit	Long	08/11/11	CITI	1,755,637	1,699,058	56,579
Malaysian Ringgit	Long	08/11/11	JPM	301,540	292,065	9,475
Malaysian Ringgit	Long	08/11/11	MSC	576,862	559,899	16,963
Mexican Peso	Long	07/07/11	CITI	13,283,046	12,510,260	772,786
Mexican Peso	Long	07/07/11	DUB	213,499	200,000	13,499
Mexican Peso	Long	07/07/11	MSC	949,398	900,000	49,398
New Russin Ruble	Long	07/01/11	CITI	420,457	402,361	18,096
New Taiwan Dollar	Long	01/11/12	CITI	831,554	824,888	6,666
Phillippine Peso	Long	06/15/11 to 11/15/11	CITI	2,681,126	2,651,500	29,626
Phillippine Peso	Long	06/15/11 to 11/15/11	DUB	506,819	500,000	6,819
Phillippine Peso	Long	06/15/11 to 11/15/11	JPM	2,572,707	2,508,466	64,241
Phillippine Peso	Long	11/15/11	GS	203,044	200,000	3,044
Phillippine Peso	Long	11/15/11	JRC	510,938	500,000	10,938
Phillippine Peso	Long	03/15/12	MSC	994,989	994,236	753
Singapore Dollar	Long	06/09/11	GS	2,382,213	2,266,956	115,257
Singapore Dollar	Long	06/09/11	JRC	744,941	700,000	44,941
Singapore Dollar	Long	06/09/11 to 09/09/11	DUB	1,579,812	1,493,731	86,081
Singapore Dollar	Long	06/09/11 to 09/09/11	RBS	1,108,913	1,047,615	61,298
Singapore Dollar	Long	09/09/11	JPM	1,325,274	1,268,498	56,776
Singapore Dollar	Long	12/09/11 to 06/09/11	CITI	1,549,422	1,493,862	55,560
South African Rand	Long	07/28/11	JPM	4,339,248	4,218,490	120,758
South African Rand	Long	07/28/11 to 09/13/11	MSC	532,836	508,243	24,593
South African Rand	Long	09/13/11	UBS	226,923	200,000	26,923
South Korean Won	Long	05/09/11	CITI	1,801,329	1,717,895	83,434
South Korean Won	Long	05/09/11	JRC	958,102	900,000	58,102
South Korean Won	Long	05/09/11	RBS	349,712	331,462	18,250
South Korean Won	Long	05/09/11	UBS	108,318	100,000	8,318
South Korean Won	Long	05/09/11 to 08/12/11	GS	522,247	500,000	22,247
South Korean Won	Long	05/09/11 to 08/12/11	JPM	17,487,362	16,905,398	581,964
South Korean Won	Long	05/09/11 to 08/12/11	MSC	3,504,904	3,344,243	160,661
South Korean Won	Long	08/12/11	RBC	58,385	56,426	1,959
Turkish Lira	Long	07/27/11	JPM	3,148,229	3,062,243	85,986
Brazilian Real	Short	06/02/11	UBS	25,012,998	25,325,235	(312,237)
Canadian Dollar	Short	06/20/11	CITI	34,647	34,834	(187)
Canadian Dollar	Short	06/20/11	DUB	311,212	315,620	(4,408)
Euro	Short	07/18/11	JPM	45,516,596	46,616,628	(1,100,032)
Euro	Short	07/18/11	RBC	1,378,578	1,375,815	2,763
Indian Rupee	Short	05/09/11	CITI	2,470,799	2,483,355	(12,556)
Indian Rupee	Short	05/09/11	JPM	1,223,857	1,226,484	(2,627)
Japanese Yen	Short	06/02/11 to 07/11/11	DUB	46,553,981	48,333,569	(1,779,588)
Japanese Yen	Short	07/14/11 to 08/01/11	JPM	2,464,053	2,529,799	(65,746)
Japanese Yen	Short	07/19/11 to 07/25/11	CITI	2,658,617	2,713,473	(54,856)
Japanese Yen	Short	07/19/11	RBS	68,534,933	70,670,823	(2,135,890)

The accompanying notes are an integral part of these financial statements. 23

Managers PIMCO Bond Fund

Notes to Schedule of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Pound Sterling	Short	06/13/11	CITI	$4,660,791	$4,851,160	($190,369)
Pound Sterling	Short	06/13/11	CS	4,662,270	4,851,160	(188,890)
Singapore Dollar	Short	05/09/11	CITI	502,542	517,792	(15,250)
South Korean Won	Short	05/09/11	JPM	11,953,524	12,171,914	(218,390)

Totals				$374,559,102	$374,822,448	($263,346)

Counterparty Abbreviations:
BNP:	BNP Paribas Bank
BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
DUB:	Deutsche Bank AG
GS:	Goldman Sachs & Co.
HSBC:	HSBC Bank
JPM:	JPMorgan Chase & Co.
JRC:	Johnson Rice & Co.
MLC:	Merrill Lynch & Co., Inc.
MSC:	Morgan Stanley
RBS:	Royal Bank of Scotland Group PLC
UBS:	UBS Warburg LLC
Currency Abbreviations:
AUD:	Australian Dollar
BRL:	Brazilian Real
EUR:	Euro
MXN:	Mexican Peso
USD:	U.S. Dollar
Investment Abbreviations and Definitions:
CDI:	Brazil Interbank Deposit Rate
CDX.EM:	Credit Derivatives Index Emerging Markets
CPURNSA:	Consumer Price All Urban Non-Seasonally Adjusted Index
FNMA:	Federal National Mortgage Association
LIBOR:	London Interbank Offered Rate
N/A:	No composite rating is available for this index.
OTC:	Over-the-counter
TBD:	To be determined
TIIE:	Interbank Equilibrium Interest Rate

The accompanying notes are an integral part of these financial statements. 24

Managers PIMCO Bond Fund

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Investments at value* (including securities on loan valued at $9,255,214)	$1,464,292,793
Foreign currency**	105,701
Receivable for delayed delivery investments sold	151,977,489
Receivable for investments sold	1,001,123
Receivable for Fund shares sold	3,437,880
Swap premiums paid	4,102,871
Unrealized appreciation on swaps	3,156,225
Variation margin receivable	7,381
Unrealized appreciation on foreign currency contracts	5,826,882
Dividends, interest and other receivables	7,246,313
Receivable from affiliate	131,993
Total assets	1,641,286,651
Liabilities:
Payable for investments purchased	90,815,475
Payable to brokers upon termination of swap contracts	8,538,117
Payable for delayed delivery investments purchased	290,989,833
Payable for TBA sale commitments	14,991,439
Payable for Fund shares repurchased	2,301,703
Payable upon return of securities loaned	9,520,015
Options written (premiums received $3,786,564)	2,891,474
Variation margin payable	162,218
Swap premiums received	1,039,346
Unrealized depreciation on swaps	1,734,761
Unrealized depreciation on foreign currency contracts	6,090,228
Dividends payable to shareholders	353,623
Accrued expenses:
Investment advisory and management fees	392,735
Administrative fees	196,367
Other	249,264
Total liabilities	430,266,598
Net Assets	$1,211,020,053
Shares outstanding	114,204,487
Net asset value, offering and redemption price per share	$10.60
Net Assets Represent:
Paid-in capital	$1,185,507,946
Undistributed net investment loss	(287,635)
Accumulated net realized loss from investments, options, futures, swaps, and foreign currency transactions	(10,505,773)
Net unrealized appreciation of investments, options, futures, swaps, and foreign currency translations	36,305,515
Net Assets	$1,211,020,053
* Investments at cost	$1,433,109,001
** Foreign currency at cost	104,070

The accompanying notes are an integral part of these financial statements. 25

Managers PIMCO Bond Fund

Statement of Operations

For the six months ended April 30, 2011 (unaudited)

Investment Income:
Interest income	$18,692,690
Dividend income	490,510
Securities lending fees	29,784
Total investment income	19,212,984
Expenses:
Investment advisory and management fees	2,498,232
Administrative fees	1,249,116
Transfer agent	189,078
Professional fees	102,474
Custodian	173,819
Reports to shareholders	53,732
Trustees fees and expenses	43,339
Registration fees	57,326
Insurance	23,900
Miscellaneous	16,400
Total expenses before offsets	4,407,416
Expense reimbursements	(776,066)
Expense reductions	(393)
Net expenses	3,630,957
Net investment income	15,582,027
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments, options, futures and swap transactions	(9,157,239)
Net realized loss on foreign currency transactions	(119,111)
Net change in unrealized depreciation of investments, options, futures, swaps and foreign currency translations	(2,104,466)
Net realized and unrealized loss	(11,380,816)
Net increase in net assets resulting from operations	$4,201,211

The accompanying notes are an integral part of these financial statements. 26

Managers PIMCO Bond Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 (unaudited) and for the fiscal year ended October 31, 2010

	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$15,582,027	$30,337,116
Net realized gain (loss) on investments, options, futures, swaps and foreign currencytransactions	(9,276,350)	72,332,270
Net change in unrealized appreciation (depreciation) of investments, options, futures, swaps and foreign currency translations	(2,104,466)	27,514,704
Net increase in net assets resulting from operations	4,201,211	130,184,090
Distributions to Shareholders:
From net investment income	(24,509,005)	(37,655,274)
From net realized gain on investments	(58,243,682)	(14,261,392)
Total distributions to shareholders	(82,752,687)	(51,916,666)
From Capital Share Transactions:
Proceeds from the sale of shares	193,699,117	522,015,610
Reinvestment of dividends	71,817,240	44,372,952
Cost of shares repurchased	(401,285,452)	(333,479,229)
Net increase (decrease) from capital share transactions	(135,769,095)	232,909,333
Total increase (decrease) in net assets	(214,320,571)	311,176,757
Net Assets:
Beginning of period	1,425,340,624	1,114,163,867
End of period	$1,211,020,053	$1,425,340,624
End of period undistributed net investment income (loss)	($287,635)	$8,639,343

Share Transactions:
Sale of shares	18,206,852	48,516,222
Shares issued in connection with reinvestment of dividends	6,946,321	4,170,494
Shares repurchased	(37,745,770)	(30,911,673)
Net increase (decrease) in shares	(12,592,597)	21,775,043

The accompanying notes are an integral part of these financial statements. 27

Managers PIMCO Bond Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2011	For the fiscal year ended October 31,
	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.24	$10.61	$9.85	$10.41	$10.31	$10.31
Income from Investment Operations:
Net investment income	0.14	0.35	0.49	0.57	0.47	0.47
Net realized and unrealized gain (loss) on investments	(0.08)	0.73	1.44	(0.61)	0.13	(0.00)[3]
Total from investment operations	0.06	1.08	1.93	(0.04)	0.60	0.47
Less Distributions to Shareholders from:
Net investment income	(0.21)	(0.32)	(0.49)	(0.52)	(0.50)	(0.47)
Net realized gain on investments	(0.49)	(0.13)	(0.68)	—	—	—
Total distributions to shareholders	(0.70)	(0.45)	(1.17)	(0.52)	(0.50)	(0.47)
Net Asset Value, End of Period	$10.60	$11.24	$10.61	$9.85	$10.41	$10.31
Total Return [1]	0.72%[4]	10.52%	20.62%	(0.60)%	5.96%	4.75%
Ratio of net operating expenses to average net assets	0.58%[5]	0.58%	0.58%	0.58%	0.60%	0.60%
Ratio of net investment income to average net assets [1]	2.49%[5]	2.38%	3.78%	4.47%	4.86%	4.72%
Portfolio turnover	266%[4]	359%	531%	431%	249%	244%
Net assets at end of period (000’s omitted)	$1,211,020	$1,425,341	$1,114,164	$1,036,504	$1,207,072	$1,163,251

Ratios absent expense offsets: [2]
Ratio of total expenses to average net assets	0.71%[5]	0.74%	0.78%	0.75%	0.77%	0.77%
Ratio of net investment income to average net assets	2.36%[5]	2.22%	3.58%	4.30%	4.69%	4.55%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Rounds to less than ($0.01) per share.
[4]	Not Annualized.
[5]	Annualized.

28

Managers PIMCO Bond Fund

Notes to Financial Statements

April 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the Managers PIMCO Bond Fund (the “Fund”) (formerly Managers Fremont Bond Fund). Effective January 1, 2010, the Fund was renamed Managers PIMCO Bond Fund.

The Fund’s financial statements are prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by the third-party pricing services approved by the Board of Trustees of the Fund (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of its fair value, pursuant to procedures established by and under the general supervision of the Board. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

29

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended April 30, 2011, there were no balance credits to reduce the custodian expense.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the Federal funds rate on the day of the overdraft. For the six months ended April 30, 2011, overdraft fees equaled $1,253.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2011, the transfer agent expense was reduced by $393.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared daily and paid monthly. Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Addition- ally, the Fund is not aware of any tax position for which it is reason- ably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

30

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

At April 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: 2 collectively own 39%. Transactions by these shareholders may have a material impact on the Fund.

g.	Repurchase Agreements

The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2011, the market value of repurchase agreements outstanding was $155,000,000.

h.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

i.	Securities Transacted on a When Issued Basis

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote 1a above. Each contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Fund. The

Investment Manager selects subadvisors for the Fund (subject to Board approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets, for the six months ended April 30, 2011, was 0.40%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets for this service.

The Investment Manager has contractually agreed, through at least March 1, 2012, to limit net annual fund operating expenses (exclusive of brokerage costs, acquired fund fees and expenses, interest, taxes and extraordinary expenses) to 0.58% of average daily net assets of the Fund.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such future year to exceed the previously stated expense limitation percentage of the Fund’s average daily net assets. For the six months ended April 30, 2011, the Fund’s components of reimbursement available are detailed in the following chart:

Managers PIMCO Bond Fund
Reimbursement Available -10/31/10	$4,361,097
Additional Reimbursements	776,066
Repayments	—
Expired Reimbursements	(571,607)

Reimbursement Available - 04/30/11	$4,565,556

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1,

31

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

2011, the aggregate annual retainer paid to each Independent Trustee of the Board was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker- dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board who monitor the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order which are designed to assure fairness and protect all participating funds. For the six months ended April 30, 2011, the Fund borrowed from other Managers Funds varying amounts up to $58,756,875, for 4 days paying interest of $7,218. The interest amounts are included in the Statement of Operations as miscellaneous expense. For the same period, the Fund did not lend to any other Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2011, were $79,492,891 and $75,671,938, respectively. Purchases and sales of U.S. Government obligations for the six months ended April 30, 2011, were $3,793,764,377 and $4,369,595,699, respectively.

4.	Portfolio Securities Loaned

The Fund participates in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/ or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of the Fund, has entered into an agreement with BNYM and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from the Fund in September 2011. The Fund is fair valuing its position in the ICRF daily. The Fund’s position in the separate sleeves of the ICRF Fund is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

32

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

7.	Derivative Instruments

The following disclosures contain information on how and why the Fund uses derivative instruments and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Schedule of Portfolio Investments. The derivative instruments outstanding as of the period end as disclosed in the Statement of Assets and Liabilities and the realized and unrealized changes in gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

8.	Forward Foreign Currency Contracts

The Fund entered into forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

9.	Futures Contracts

The Fund entered into futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover, cash flows from capital shares transactions and to manage interest rate risk. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

10.	Interest Rate Caps and Floors, Swap Contracts and Options

The Fund entered into over-the-counter transactions involving interest rate caps and floors, swap contracts, or purchased and written (sold) options to enter into such contracts, in order to manage its exposure to credit, currency, interest rate and inflation risk.

In interest rate caps and floor agreements, one party agrees to make payments only when interest rates exceed a specified rate or “cap” or fall below a specified rate or “floor,” usually in return for payment of a fee by the other party. Interest rate caps and floors entitle the purchaser, to the extent that a specified index exceeds or falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate caps or floors.

Swap contracts represent an agreement between counterparties to exchange cash flows based on the difference between two rates applied to a notional principal amount for a specified period. The most common type of interest rate swap involves the exchange of fixed-rate cash flows for variable-rate cash flows. Swaps do not involve the exchange of principal between the parties. Purchased options on swap contracts (“swaptions”) give the holder the right, but not the obligation, to enter into a swap contract with the counter- party which has written the option on a date, at an interest rate, and with a notional amount as specified in the swaption agreement. If the counterparty to the swap transaction defaults, the Fund will be limited to contractual remedies pursuant to the agreements governing the transaction. There is no assurance that swap or swaption contract counterparties will be able to meet their obligations under the contracts or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund may thus assume the risk that payments owed to the Fund under a swap or swaption contract will be delayed, or not received at all. During the term of the swap agreement or swaption, unrealized gains or losses are recorded as a result of “marking to market.” When the swap agreement or swaption is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Accrued interest and interest paid are recognized as unrealized and realized gain (loss), respectively. In each of the contracts, the Fund pays a premium, to the counterparty, in return for the swaption. These swaptions may be exercised by entering into a swap contract with the counterparty only on the date specified in each contract. The Fund also sold credit protection through credit default swaps. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the

33

Managers PIMCO Bond Fund

Notes to Financial Statements (continued)

buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

11.	Risks Associated with Collateralized Mortgage Obligations (“CMOs”)

The net asset value of the Fund may be sensitive to interest rate fluctuations because the Fund may hold several instruments, including CMOs and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage- related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages.

Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. CMOs may have a fixed or variable rate of interest.

12.	Dollar Roll Transactions

The Fund entered into dollar rolls in which it sells debt securities for delivery currently and simultaneously contracts to repurchase similar, but not identical, securities at the same price or a lower price on an agreed date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the repurchase price (often referred to as the “drop”) as well as the interest earned on the cash proceeds of the initial sale. The Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a dollar roll will provide a return that exceeds its costs.

13.	New Accounting Standards

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

14.	Subsequent Events

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

At a meeting of the Trust’s Board of Trustees held June 9-10, 2011, Nathaniel Dalton, who was a Trustee of the Trust, delivered his resignation to the Board of Trustees, effective June 9, 2011. The Board appointed Christine C. Carsman as Trustee to fill the vacancy; like Mr. Dalton, Ms. Carsman is considered an “interested person” of the Trust under the Investment Company Act of 1940.

The Fund has determined that no additional material events or transactions occurred through the issuance of the Fund’s financial statements, which require additional disclosure in the Fund’s financial statements.

34

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
CADENCE CAPITAL APPRECIATION	INTERNATIONAL EQUITY	CHICAGO EQUITY PARTNERS BALANCED
CADENCE FOCUSED GROWTH	AllianceBernstein L.P.	Chicago Equity Partners, LLC
CADENCE MID- CAP	Lazard Asset Management, LLC
CADENCE EMERGING COMPANIES	Martin Currie Inc.	ALTERNATIVE FUNDS
Cadence Capital Management, LLC
	REAL ESTATE SECURITIES	FQ GLOBAL ALTERNATIVES
CHICAGO EQUITY PARTNERS MID-CAP	Urdang Securities Management, Inc.	FQ GLOBAL ESSENTIALS
Chicago Equity Partners, LLC		First Quadrant, L.P.
RENAISSANCE LARGE CAP GROWTH
EMERGING MARKETS EQUITY	Renaissance Group LLC	INCOME FUNDS
Rexiter Capital Management Limited		BOND (MANAGERS)
Schroder Investment Management North America Inc.	SKYLINE SPECIAL EQUITIES PORTFOLIO	FIXED INCOME GLOBAL BOND
ESSEX SMALL/MICRO CAP GROWTH	Skyline Asset Management, L.P.	Loomis, Sayles & Co., L.P.
Essex Investment Management Co., LLC
	SPECIAL EQUITY	BOND (MANAGERS PIMCO)
FQ TAX-MANAGED U.S. EQUITY	Ranger Investment Management, L.P.	Pacific Investment Management Co. LLC
FQ U.S. EQUITY	Lord, Abbett & Co. LLC
First Quadrant, L.P.	Smith Asset Management Group, L.P.	CALIFORNIA INTERMEDIATE TAX-FREE
	Federated MDTA LLC	Miller Tabak Asset Management LLC
FRONTIER SMALL CAP GROWTH
Frontier Capital Management Company, LLC	SYSTEMATIC VALUE	GW&K MUNICIPAL BOND
	SYSTEMATIC MID CAP VALUE	GW&K MUNICIPAL ENHANCED YIELD
GW&K SMALL CAP EQUITY	Systematic Financial Management, L.P.	Gannett Welsh & Kotler, LLC
Gannett Welsh & Kotler, LLC
	TIMESSQUARE MID CAP GROWTH	HIGH YIELD
INSTITUTIONAL MICRO-CAP	TIMESSQUARE SMALL CAP GROWTH	J.P. Morgan Investment Management LLC
MICRO-CAP	TSCM GROWTH EQUITY
Lord, Abbett & Co. LLC	TimesSquare Capital Management, LLC	INTERMEDIATE DURATION GOVERNMENT
WEDGE Capital Management L.L.P.		SHORT DURATION GOVERNMENT
Next Century Growth Investors LLC	TRILOGY GLOBAL EQUITY	Smith Breeden Associates, Inc.
RBC Global Asset Management (U.S.) Inc.	TRILOGY EMERGING MARKETS EQUITY
TRILOGY INTERNATIONAL SMALL CAP
Trilogy Global Advisors, L.P.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

April 30, 2011

Managers Frontier Small Cap Growth Fund

Managers AMG TSCM Growth Equity Fund

Managers Micro-Cap Fund

Managers Institutional Micro-Cap Fund

Managers Real Estate Securities Fund

Managers California Intermediate Tax-Free Fund

SAR021-0411

Managers Funds

Semi-Annual Report — April 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers Frontier Small Cap Growth Fund	4

Managers AMG TSCM Growth Equity Fund	7

Managers Micro-Cap Fund	9

Managers Institutional Micro-Cap Fund	15

Managers Real Estate Securities Fund	21

Managers California Intermediate Tax-Free Fund	23

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	29

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	31
Funds’ balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	33
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	34
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	36
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	44
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2011	Expense Ratio for the Period	Beginning Account Value 11/01/2010	Ending Account Value 04/30/2011	Expenses Paid During the Period*
Managers Frontier Small Cap Growth Fund
Investor Class
Based on Actual Fund Return	1.55%	$1,000	$1,269	$8.72
Based on Hypothetical 5% Annual Return	1.55%	$1,000	$1,017	$7.75
Service Class
Based on Actual Fund Return	1.30%	$1,000	$1,270	$7.32
Based on Hypothetical 5% Annual Return	1.30%	$1,000	$1,018	$6.51
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$1,272	$5.91
Based on Hypothetical 5% Annual Return	1.05%	$1,000	$1,020	$5.26
Managers AMG TSCM Growth Equity Fund
Investor Class
Based on Actual Fund Return	1.19%	$1,000	$1,159	$6.37
Based on Hypothetical 5% Annual Return	1.19%	$1,000	$1,019	$5.96
Service Class
Based on Actual Fund Return	1.04%	$1,000	$1,166	$5.59
Based on Hypothetical 5% Annual Return	1.04%	$1,000	$1,020	$5.21
Institutional Class
Based on Actual Fund Return	0.79%	$1,000	$1,161	$4.23
Based on Hypothetical 5% Annual Return	0.79%	$1,000	$1,021	$3.96
Managers Micro-Cap Fund
Based on Actual Fund Return	1.43%	$1,000	$1,240	$7.94
Based on Hypothetical 5% Annual Return	1.43%	$1,000	$1,018	$7.15
Managers Institutional Micro-Cap Fund
Based on Actual Fund Return	1.23%	$1,000	$1,236	$6.82
Based on Hypothetical 5% Annual Return	1.23%	$1,000	$1,019	$6.16
Managers Real Estate Securities Fund
Based on Actual Fund Return	1.50%	$1,000	$1,162	$8.04
Based on Hypothetical 5% Annual Return	1.50%	$1,000	$1,017	$7.50
Managers California Intermediate Tax-Free Fund
Based on Actual Fund Return	0.55%	$1,000	$993	$2.72
Based on Hypothetical 5% Annual Return	0.55%	$1,000	$1,022	$2.76

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Fund Performance

All periods ended April 30, 2011 (unaudited)

The table below shows the average annual total returns of the Funds for each period through April 30, 2011 and each Fund’s index for the same time periods.

	Average Annual Total Returns[1]
Managers Funds	Six Months	One Year	five Years	Ten Years	Since Inception	Inception Date
Managers Frontier Small Cap Growth[2,3,4]
Investor Class	26.89%	28.74%	—	—	32.16%	01/01/10
Service Class	26.97%	28.98%	6.17%	4.21%	7.45%	09/24/97
Institutional Class	27.18%	29.27%	—	—	32.63%	01/01/10
Russell 2000® Growth Index[16]	27.07%	30.29%	5.14%	5.59%	4.03%	09/24/97	†
Managers AMG TSCM Growth Equity [2,3,5,6]
Investor Class	15.85%	—	—	—	26.62%	07/30/10
Service Class	16.64%	—	—	—	27.60%	07/30/10
Institutional Class	16.13%	—	—	—	27.05%	07/30/10
Russell 3000® Growth Index[17]	17.77%	—	—	—	30.14%	07/30/10	†
Managers Micro-Cap[2,7]	23.99%	27.34%	4.00%	5.55%	13.70%	06/30/94
Russell Microcap® Index[18]	22.55%	17.26%	0.27%	7.48%	— [19]	06/30/94	†
Russell 2000® Index[20]	23.73%	22.20%	3.89%	7.34%	9.35%	06/30/94	†
Managers Institutional Micro-Cap[2,7]	23.63%	27.61%	3.51%	5.58%	14.60%	12/31/86
Russell Microcap® Index[18]	22.55%	17.26%	0.27%	7.48%	— [19]	12/31/86	†
Russell 2000® Index[20]	23.73%	22.20%	3.89%	7.34%	9.58%	12/31/86	†
Managers Real Estate Securities[2,8,9]	16.21%	24.49%	5.48%	12.59%	9.00%	12/31/97
Dow Jones U.S. Select REIT Index[21]	16.07%	23.11%	2.61%	11.65%	9.18%	12/31/97	†
S&P 500® Index[22]	16.36%	17.22%	2.95%	2.82%	4.40%	12/31/97	†
Managers California Intermediate Tax-Free[2,10,11,12,13,14,15]	(0.70)%	2.80%	3.95%	4.13%	5.09%	11/16/90
Barclays Capital U.S. Municipal Bond: 5 Year Index[23]	0.27%	3.87%	5.35%	4.77%	5.52%[24]	11/16/90	†

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit our Web site at www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

†	Date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2011. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]

The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[5]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor. The Fund is subject to risks associated with small- and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[6]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

2

Fund Performance

All periods ended April 30, 2011 (continued)

[7]

The Fund is subject to the special risks associated with investments in micro-cap companies such as relatively short earnings history, competitive conditions, less publicly available corporate information, and a reliance on a limited number of products.

[8]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive and environmental conditions.

[9]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[10]	The Fund is subject to risks associated from economic, political, geographic, and demographic conditions of California that could adversely affect the value of the Fund’s investment portfolio.
[1][1]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtors’ ability to pay their creditors.
[12]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[13]	Investment income may be subject to certain state and local taxes, and depending on your tax status, the federal alternative minimum tax. Capital gains are not exempt from federal income tax.
[14]	Issuer of bonds may not be able to meet interest or principal payments when the bonds come due.
[15]	Factors unique to the municipal bond market may negatively affect the value in municipal bonds.
[16]

The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecast growth values. Unlike the Fund, the Russell 2000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[17]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecast growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment, and does not incur expenses.

[18]

The Russell Microcap® Index tracks the microcap segment of the U.S. equity market. It makes up less than 3% of the U.S. equity market and is represented by the smallest 1,000 securities in the small-cap Russell 2000® plus the next 1,000 securities. Unlike the Fund, the Russell Microcap® Index is unmanaged, is not available for investment, and does not incur expenses.

[19]	Since the Russell Microcap® Index’s inception date of June 30, 2000, the average annual total return for the index was 6.21%.
[20]

The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment, and does not incur expenses.

[21]

The Dow Jones U.S. Select REIT Index measures U.S. publicly traded Real Estate Investment Trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment, and does not incur expenses.

[22]

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

[23]

The Barclays Capital 5-Year Municipal Bond Index provides a broad-based performance measure of the U.S. municipal bond market, consisting of securities with 4-6 year maturities. The Index tracks general obligation, revenue, insured, and prerefunded bonds with a minimum credit rating of Baa by Moody’s. Unlike the Fund, the Barclays Capital 5-Year Municipal Bond Index is unmanaged, is not available for investment, and does not incur expenses.

[24]	Return reflects the average annual total return for the period of November 30, 1990, through April 30, 2011.

The Russell 2000® Growth Index, Russell 2000® Index, Russell 3000® Growth Index, and the Russell Microcap® Index are registered trademarks of Russell Investments. Russell® is a trademark of Russell Investments. An investment cannot be made directly into an index.

Not FDIC insured, nor bank guaranteed. May lose value.

3

Managers Frontier Small Cap Growth Fund

Fund Snapshots

April 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Frontier Small Cap Growth Fund**	Russell 2000® Growth Index
Information Technology	26.9%	28.3%
Industrials	22.8%	16.2%
Consumer Discretionary	9.3%	16.4%
Health Care	8.8%	19.5%
Energy	7.9%	5.6%
Financials	6.5%	4.8%
Materials	1.4%	5.2%
Telecommunication Services	0.9%	1.0%
Consumer Staples	0.1%	2.9%
Utilities	0.0%	0.1%
Other Assets and Liabilities	15.4%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Jabil Circuit, Inc.*	2.5%
ON Semiconductor Corp.	2.5
Raymond James Financial, Inc.*	2.5
Mednax, Inc.*	2.4
MasTec, Inc.	2.1
WABCO Holdings, Inc.*	2.0
Ariba, Inc.*	2.0
Carrizo Oil & Gas, Inc.	1.9
RF Micro Devices, Inc.	1.7
Chico’s FAS, Inc.	1.7

Top Ten as a Group	21.3%

* Top Ten Holding at October 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Shares		Value
Common Stocks - 84.6%
Consumer Discretionary - 9.3%
Cheesecake Factory, Inc., The*	17,000		$500,140
Chico’s FAS, Inc.	72,600		1,062,138
Dollar Tree, Inc.*	18,250		1,049,375
Hanesbrands, Inc.*	14,200		461,642
Harman International Industries, Inc.	18,500		897,805
hhgregg, Inc.*	16,500		203,940
K12, Inc.*	5,400		212,598
LKQ Corp.*	29,600		746,512
P.F. Chang’s China Bistro, Inc.	4,200		168,420
Tractor Supply Co.	5,500		340,285
WMS Industries, Inc.*	9,500		311,600
Total Consumer Discretionary			5,954,455
Consumer Staples - 0.1%
Nu Skin Enterprises, Inc., Class A	2,600		83,434
Energy - 7.9%
Abraxas Petroleum Corp.*	31,000		157,480
Carrizo Oil & Gas, Inc.*	31,200		1,243,008
Comstock Resources, Inc.*	6,800	[2]	218,008
Core Laboratories, N.V.	500	[2]	47,990
InterOil Corp.*	4,600	[2]	292,560
Magnum Hunter Resources Corp.*	43,400	[2]	354,144
Northern Oil & Gas, Inc.*	11,000	[2]	261,360
Oasis Petroleum, Inc.*	7,900		242,767
Rex Energy Corp.*	17,700		227,091
St. Mary Land & Exploration Co.	13,700		1,039,282
World Fuel Services Corp.	25,500		1,009,290
Total Energy			5,092,980
Financials - 6.5%
Jefferies Group, Inc.	38,700		935,379
Penson Worldwide, Inc.*	9,000		54,630
Raymond James Financial, Inc.	42,300		1,586,250
W.R. Berkley Corp.	17,000		554,370
Waddell & Reed Financial, Inc.	25,200		1,033,452
Total Financials			4,164,081
Health Care - 8.8%
Accretive Health, Inc.*	23,600		666,464
CONMED Corp.*	21,500		603,720
Cumberland Pharmaceuticals, Inc.*	18,900		95,256
DexCom, Inc.*	35,300		587,745

	Shares	Value
HMS Holdings Corp.*	2,600	$204,646
Insulet Corp.*	21,700	466,333
MAKO Surgical Corp.*	13,210	362,879
Medidata Solutions, Inc.*	9,700	248,999
Mednax, Inc.*	22,000	1,560,240
NPS Pharmaceuticals, Inc.*	12,000	124,440
PSS World Medical, Inc.*	4,300	123,668
United Therapeutics Corp.*	8,600	575,856
Total Health Care		5,620,246
Industrials - 22.8%
A.O. Smith Corp.	8,800	386,936
Advisory Board Co., The*	8,300	387,776
Ameresco, Inc., Class A*	13,800	222,318
Belden, Inc.	16,400	623,692
Brady Corp.	16,700	629,757
Carlisle Co., Inc.	10,600	525,124
CLARCOR, Inc.	10,700	483,533
Comfort Systems USA, Inc.	16,800	205,128
Hub Group, Inc.*	15,700	632,396
Insperity, Inc.	12,400	375,596
Kaman Corp., Class A	12,900	479,880
Landstar System, Inc.	17,200	815,280
MasTec, Inc.*	58,900	1,335,852
Meritor, Inc.*	47,900	824,359
Mine Safety Appliances Co.	14,100	559,488
Navistar International Corp.*	10,700	743,864
Pall Corp.	17,000	993,480
Quanta Services, Inc.*	23,400	507,312
UTI Worldwide, Inc.	23,200	519,912
WABCO Holdings, Inc.*	17,400	1,284,990
Waste Connections, Inc.	18,500	569,245
Watsco, Inc.	14,300	1,013,727
Wesco International, Inc.*	7,900	489,405
Total Industrials		14,609,050
Information Technology - 26.9%
Advanced Analogic Technologies, Inc.*	31,700	135,042
Ariba, Inc.*	35,900	1,248,243
Brightpoint, Inc.*	35,500	359,260
comScore, Inc.*	13,784	410,901
Constant Contact, Inc.*	9,100	252,161
Cymer, Inc.*	7,300	351,203

The accompanying notes are an integral part of these financial statements. 5

Managers Frontier Small Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 26.9% (continued)
DemandTec, Inc.*	19,200	$212,544
Equinix, Inc.*	3,700	372,442
Factset Research Systems, Inc.	2,000	218,820
Fairchild Semiconductor International, Inc.*	5,200	109,044
Fortinet, Inc.*	1,300	63,310
GT Solar International, Inc.*	10,200	113,934
Ingram Micro, Inc., Class A*	18,900	353,997
Integrated Device Technology, Inc.*	15,900	129,346
Intevac, Inc.*	17,100	209,133
IntraLinks Holdings, Inc.*	6,700	212,792
Jabil Circuit, Inc.	81,900	1,624,896
Monolithic Power Systems, Inc.*	6,000	101,880
Monster Worldwide, Inc.*	36,100	592,401
Motricity, Inc.*	24,200	323,312
Ness Technologies, Inc.*	22,700	148,004
ON Semiconductor Corp.*	151,800	1,595,418
QLogic Corp.*	18,000	323,640
QuinStreet, Inc.*	45,700	826,256
Responsys, Inc.*	1,500	23,970
RF Micro Devices, Inc.*	166,594	1,109,516
RightNow Technologies, Inc.*	23,900	864,702
Rogers Corp.*	3,300	137,016
Sanmina-SCI Corp.*	28,800	337,536
Semtech Corp.*	26,100	732,627
Tech Data Corp.*	12,500	664,125
Tessera Technologies, Inc.*	49,100	970,216
TriQuint Semiconductor, Inc.*	12,900	177,633

	Shares		Value
Veeco Instruments, Inc.*	10,000	[2]	$511,300
VeriFone Holdings, Inc.*	7,200		394,704
Verint Systems, Inc.*	7,900		270,417
Virtusa Corp.*	28,200		526,212
Web.com Group, Inc.*	16,800		265,104
Total Information Technology			17,273,057
Materials - 1.4%
Albemarle Corp.	6,300		444,465
Eagle Materials, Inc.	8,800		255,992
RTI International Metals, Inc.*	7,300		233,162
Total Materials			933,619
Telecommunication Services - 0.9%
Cogent Communications Group, Inc.*	22,000		319,220
Premiere Global Services, Inc.*	31,600		249,956
Total Telecommunication Services			569,176
Total Common Stocks (cost $41,820,566)			54,300,098
Short-Term Investments - 4.4% [1]
BNY Institutional Cash Reserves Fund, Series B* [3,4]	118,432		94,612
BNY Mellon Overnight Government Fund, 0.05% [3]	1,385,718		1,385,718
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	1,337,816		1,337,816
Total Short-Term Investments (cost $2,841,966)			2,818,146
Total Investments - 89.0% (cost $44,662,532)			57,118,244
Other Assets, less Liabilities - 11.0%			7,057,666
Net Assets - 100.0%			$64,175,910

The accompanying notes are an integral part of these financial statements. 6

Managers AMG TSCM Growth Equity Fund

Fund Snapshots

April 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers AMG TSCM Growth Equity Fund**	Russell 3000® Growth Index
Industrials	24.7%	11.8%
Information Technology	23.7%	18.1%
Consumer Discretionary	14.8%	11.4%
Health Care	13.5%	11.4%
Energy	7.9%	12.2%
Financials	7.8%	15.8%
Telecommunication Services	3.1%	2.7%
Materials	2.0%	4.3%
Consumer Staples	0.0%	9.0%
Utilities	0.0%	3.3%
Other Assets and Liabilities	2.5%	0.0%
** As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Danaher Corp.*	5.2%
QUALCOMM, Inc.*	4.9
DaVita, Inc.*	4.6
Apple, Inc.*	4.1
United Parcel Service, Inc., Class B*	3.9
Halliburton Co.	3.8
Texas Instruments, Inc.	3.7
Lazard, Ltd., Class A	3.5
Coach, Inc.	3.4
American Tower Corp., Class A	3.1

Top Ten as a Group	40.2%

* Top Ten Holding at October 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers AMG TSCM Growth Equity Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Shares	Value
Common Stocks - 97.5%
Consumer Discretionary - 14.8%
Coach, Inc.	16,300	$974,903
Hasbro, Inc.	17,850	836,094
Johnson Controls, Inc.	15,700	643,700
Nike, Inc.	9,240	760,637
Sotheby’s	5,700	287,964
Walt Disney Co., The	17,100	737,010
Total Consumer Discretionary		4,240,308
Energy - 7.9%
Denbury Resources, Inc.*	23,900	539,423
Halliburton Co.	21,800	1,100,464
Whiting Petroleum Corp.*	9,200	639,400
Total Energy		2,279,287
Financials - 7.8%
Aflac, Inc.	9,250	519,758
Lazard, Ltd., Class A	24,500	1,004,500
Signature Bank*	12,400	721,804
Total Financials		2,246,062
Health Care - 13.5%
Allergan, Inc.	9,400	747,864
Boston Scientific Corp.*	61,550	461,010
DaVita, Inc.*	15,000	1,321,350
HCA Holdings, Inc.*	20,000	656,000
Shire PLC	7,570	705,600
Total Health Care		3,891,824
Industrials - 24.7%
Allegiant Travel Co.	6,700	300,629
Ametek, Inc.	16,250	748,150
Danaher Corp.	27,000	1,491,480

	Shares	Value
Manitowoc Co., The	31,540	$699,873
Manpower, Inc.	11,600	768,500
Union Pacific Corp.	5,800	600,126
United Parcel Service, Inc., Class B	14,900	1,117,053
URS Corp.*	13,550	606,362
Wesco International, Inc.*	12,550	777,472
Total Industrials		7,109,645
Information Technology - 23.7%
Accenture PLC, Class A	11,600	662,708
Apple, Inc.*	3,365	1,171,794
ASML Holding N.V.	5,120	213,811
Autodesk, Inc.*	6,500	292,370
Broadcom Corp., Class A	14,625	514,508
Juniper Networks, Inc.*	14,250	546,202
Micron Technology, Inc.*	27,450	309,910
QUALCOMM, Inc.	24,675	1,402,527
Teradata Corp.*	11,300	631,896
Texas Instruments, Inc.	29,900	1,062,347
Total Information Technology		6,808,073
Materials - 2.0%
Ecolab, Inc.	11,030	581,943
Telecommunication Services - 3.1%
American Tower Corp., Class A*	16,775	877,500
Total Common Stocks (cost $25,919,579)		28,034,642
Short-Term Investments - 3.3%[1]
Dreyfus Cash Management Fund, Institutional
Class Shares, 0.10% (cost $955,316)	955,316	955,316
Total Investments - 100.8% (cost $26,874,895)		28,989,958
Other Assets, less Liabilities - (0.8)%		(233,693)
Net Assets - 100.0%		$28,756,265

The accompanying notes are an integral part of these financial statements. 8

Managers Micro-Cap Fund

Fund Snapshots

April 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Micro Cap Fund**	Russell Microcap® Index	Russell 2000® Index
Information Technology	24.0%	19.6%	19.1%
Industrials	21.7%	13.6%	15.2%
Consumer Discretionary	16.2%	11.5%	13.0%
Health Care	12.4%	17.0%	13.0%
Financials	11.8%	22.7%	20.1%
Materials	4.3%	4.3%	5.9%
Energy	3.9%	6.4%	7.0%
Consumer Staples	1.6%	2.4%	2.9%
Utilities	0.8%	1.1%	3.0%
Telecommunication Services	0.0%	1.4%	0.8%
Other Assets and Liabilities	3.3%	0.0%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Universal Electronics, Inc.*	1.4%
Universal Stainless & Alloy Products, Inc.*	1.3
Acacia Research Corp.	1.2
Koppers Holdings, Inc.	1.2
Columbus McKinnon Corp.*	1.2
Financial Engines, Inc.	1.1
FARO Technologies, Inc.	1.0
Chart Industries, Inc.	1.0
Body Central Corp.	0.9
NIC, Inc.	0.9

Top Ten as a Group	11.2%

* Top Ten Holding at October 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment reco mmendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Shares	Value
Common Stocks - 96.7%
Consumer Discretionary - 16.2%
Amerigon, Inc.*	49,673	$846,925
Arctic Cat, Inc.*	12,500	209,875
Benihana, Inc.*	105,464	933,356
BJ’s Restaurants, Inc.*	25,179	1,182,154
Body Central Corp.*	60,129	1,453,919
Books-A-Million, Inc.	29,000	133,980
Bravo Brio Restaurant Group, Inc.*	22,944	473,564
Cache, Inc.*	54,173	310,953
California Pizza Kitchen, Inc.*	14,800	236,800
Caribou Coffee Co., Inc.*	6,043	56,925
Carrols Restaurant Group, Inc.*	19,100	186,416
Casual Male Retail Group, Inc.*	283,138	1,194,842
Core-Mark Holding Co., Inc.*	4,900	164,199
CPI Corp.	19,200	345,024
Delta Apparel, Inc.*	37,700	666,913
Destination Maternity Corp.*	12,008	280,627
Famous Dave’s of America, Inc.*	8,900	87,665
Fred’s, Inc.	12,400	173,104
Grand Canyon Education, Inc.*	5,500	79,530
Haverty Furniture Co., Inc.	14,200	186,020
Hibbett Sports, Inc.*	22,522	850,881
Hooker Furniture Corp.	14,788	183,963
IMAX Corp.*	3,288	115,343
Interclick, Inc.*	47,678	334,223
iRobot Corp.*	23,463	831,059
K12, Inc.*	17,431	686,258
Kenneth Cole Productions, Inc.*	24,707	332,803
Kid Brands, Inc.*	33,100	241,961
Lifetime Brands, Inc.	5,800	92,336
Mac-Gray Corp.	18,400	311,696
Maidenform Brands, Inc.*	6,500	205,790
Marcus Corp., The	16,100	178,549
McCormick & Schmick’s Seafood
Restaurants, Inc.*	27,579	251,796
Meritage Corp.*	10,085	241,132
Midas, Inc.*	22,600	164,302
Monro Muffler Brake, Inc.	6,300	191,394
Morton’s Restaurant Group, Inc.*	13,500	99,900

	Shares		Value
Multimedia Games, Inc.*	29,900		$175,513
Perry Ellis International, Inc.*	11,800		332,524
R.G. Barry Corp.	68,800	[2]	842,112
Red Robin Gourmet Burgers, Inc.*	22,400		609,056
Rocky Brands, Inc.*	5,700		86,811
Rue21, Inc.*	8,337		251,110
Rush Enterprises, Inc., Class A*	20,402		429,870
Ruth’s Chris Steak House, Inc.*	35,700		175,287
Select Comfort Corp.*	33,448		530,820
Shutterfly, Inc.*	13,286		817,886
Standard Motor Products, Inc.	12,700		180,975
Steinway Musical Instruments, Inc.*	53,225		1,330,626
Stoneridge, Inc.*	16,134		246,850
Summer Infant, Inc.*	42,617		376,734
True Religion Apparel, Inc.*	28,500	[2]	861,270
Universal Electronics, Inc.*	76,463	[2]	2,117,260
US Auto Parts Network, Inc.*	40,879		317,221
West Marine, Inc.*	16,500		179,520
Zumiez, Inc.*	17,530		492,768
Total Consumer Discretionary			24,870,390
Consumer Staples - 1.6%
Inter Parfums, Inc.	25,841		491,754
Nash Finch Co.	19,900		740,678
Omega Protein Corp.*	6,300		81,144
Pantry, Inc., The*	10,700		165,636
Primo Water Corp.*	19,720		296,589
Smart Balance, Inc.*	20,200		96,556
Spartan Stores, Inc.	22,700		354,347
Susser Holdings Corp.*	13,200		182,028
Total Consumer Staples			2,408,732
Energy - 3.9%
GeoResources, Inc.*	30,300		879,306
Global Geophysical Services, Inc.*	40,824		775,248
Gulf Island Fabrication, Inc.	10,396		367,395
Gulfport Energy Corp.*	34,700		1,181,188
Kodiak Oil & Gas Corp.*	89,074		625,299
Magnum Hunter Resources Corp.*	65,887		537,638
Natural Gas Services Group, Inc.*	9,300		167,679
North American Energy Partners, Inc.*	21,500		245,100
OYO Geospace Corp.*	6,100		569,008

The accompanying notes are an integral part of these financial statements. 10

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy-3.9% (continued)
Panhandle Oil and Gas, Inc.	5,500	$166,430
Tesco Corp.*	15,000	282,150
Willbros Group, Inc.*	23,000	247,250
Total Energy		6,043,691
Financials - 11.8%
Advance America, Cash Advance Centers, Inc.	50,400	296,352
Alliance Financial Corp.	2,600	83,824
Altisource Portfolio Solutions S.A.*	16,046	521,174
Amerisafe, Inc.*	35,700	797,181
Associated Estates Realty Corp.	11,000	183,040
Asta Funding, Inc.	47,600	386,036
Bancorp, Inc., The*	37,175	363,943
Bank of Marin Bancorp	7,600	286,064
Boston Private Financial Holdings, Inc.	30,200	211,098
Cardinal Financial Corp.	23,900	268,636
CoBiz Financial, Inc.	28,700	194,873
Cogdell Spencer, Inc.	14,000	84,700
Community Trust Bancorp, Inc.	11,600	328,280
Compass Diversified Holdings	68,800	1,153,088
Cypress Sharpridge Investments, Inc.	12,300	151,905
Dollar Financial Corp.*	19,563	449,753
Encore Capital Group, Inc.*	41,282	1,235,983
ESB Financial Corp.	5,900	100,123
Financial Engines, Inc.*	59,324	1,686,581
Financial Institutions, Inc.	9,300	158,100
First of Long Island Corp., The	6,500	175,825
Flushing Financial Corp.	23,400	344,448
FPIC Insurance Group, Inc.*	9,400	347,048
German American Bancorp, Inc.	5,000	87,250
Great Southern Bancorp, Inc.	4,100	84,870
Imperial Holdings, Inc.*	26,100	259,434
Independent Bank Corp. (MA)	9,700	284,307
JMP Group, Inc.	10,300	88,580
Lakeland Financial Corp.	8,000	175,280
LaSalle Hotel Properties	19,600	551,544
MarketAxess Holdings, Inc.	29,904	728,162
Meadowbrook Insurance Group, Inc.	42,800	438,272
Mission West Properties, Inc.	13,100	100,608
National Bankshares, Inc.	8,900	253,027
National Interstate Corp.	24,600	553,254
Noah Holdings, Ltd., Sponsored ADR*	19,713	354,637

	Shares		Value
Northrim Bancorp, Inc.	21,336		$426,933
OceanFirst Financial Corp., Inc.	12,700		184,150
Provident New York Bancorp	17,900		167,902
Ramco-Gershenson Properties Trust	19,800		255,222
S.Y. Bancorp, Inc.	14,400		359,568
SeaBright Insurance Holdings, Inc.	18,700		191,114
Southside Bancshares, Inc.	12,310		267,742
Texas Capital Bancshares, Inc.*	19,533		503,951
United Financial Bancorp, Inc.	11,000		179,740
Urstadt Biddle Properties, Inc., Class A	8,900		175,152
ViewPoint Financial Group	6,620		81,757
Washington Banking Co.	27,200		380,528
Washington Trust Bancorp, Inc.	8,000		187,440
Western Alliance Bancorp*	87,746		725,659
WisdomTree Investments, Inc.*	42,793		302,119
Total Financials			18,156,257
Health Care - 12.4%
Abiomed, Inc.*	16,343		284,041
Almost Family, Inc.*	4,700		162,949
Amarin Corp. PLC, Sponsored ADR*	32,825		525,200
America Service Group, Inc.	7,700		198,660
Assisted Living Concepts, Inc.*	4,500		162,270
Biolase Technology, Inc.*	77,649		473,659
BioScrip, Inc.*	67,200		309,792
Caliper Life Science, Inc.*	12,700		84,963
Cantel Medical Corp.	13,000		337,090
Continucare Corp.*	17,300		92,728
CryoLife, Inc.*	29,200		170,528
Cyberonics, Inc.*	15,829		563,038
Derma Sciences, Inc.*	23,433		203,633
DexCom, Inc.*	46,038		766,533
Endologix, Inc.*	104,572		831,347
Ensign Group, Inc.,The	5,900		163,194
ePocrates, Inc.*	33,722		789,095
Exactech, Inc.*	31,400		562,374
Genomic Health, Inc.*	16,381		447,201
HeartWare International, Inc.*	33		2,462
HMS Holdings Corp.*	2,400		188,904
Insulet Corp.*	50,624		1,087,910
IPC The Hospitalist Co., Inc.*	8,730		452,738
Ista Pharmaceuticals, Inc.*	26,100		267,525
Kensey Nash Corp.*	30,600	[2]	756,738

The accompanying notes are an integral part of these financial statements. 11

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 12.4% (continued)
Landauer, Inc.	1,200		$72,204
LHC Group, Inc.*	14,500		429,490
MAKO Surgical Corp.*	39,540		1,086,164
MEDTOX Scientific, Inc.*	5,700		91,086
Meridian Bioscience, Inc.	20,600	[2]	509,026
Merit Medical Systems, Inc.*	9,265		216,060
Metro Health Networks, Inc.*	65,800		277,676
MWI Veterinary Supply, Inc.*	7,530		626,270
Neogen Corp.*	7,444		311,904
NPS Pharmaceuticals, Inc.*	55,642		577,008
NxStage Medical, Inc.*	37,083		913,725
Obagi Medical Products, Inc.*	28,000		359,240
Pacific Biosciences of California, Inc.*	7,196		88,079
Palomar Medical Technologies, Inc.*	28,275		452,683
Pharmerica Corp.*	21,900		288,204
Sagent Pharmaceuticals, Inc.*	26,876		548,539
Symmetry Medical, Inc.*	21,700		215,915
Synergetics USA, Inc.*	29,200		159,140
Synovis Life Technologies, Inc.*	29,462		600,730
Transcend Services, Inc.*	3,335		80,474
U.S. Physical Therapy, Inc.	48,900		1,190,715
Young Innovations, Inc.	5,585		173,247
Total Health Care			19,152,151
Industrials - 21.7%
AAON, Inc.	5,300		174,105
Acacia Research Corp.*	46,500		1,911,615
Acco Brands Corp.*	67,800		658,338
Air Transport Services Group, Inc.*	88,200		721,476
Alamo Group, Inc.	6,300		180,243
Allied Defense Group, Inc., The*	32,600		110,840
Ameresco, Inc., Class A*	23,986		386,414
American Ecology Corp.	20,900		383,724
Ameron International Corp.	4,700		330,598
Apogee Enterprises, Inc.	12,200		174,216
Astronics Corp.*	18,737		487,162
AZZ, Inc.	30,900		1,352,802
CAI International, Inc.*	14,200		357,272
Capstone Turbine Corp.*	305,286		595,308
Cascade Corp.	5,900		270,220
CBIZ, Inc.*	49,751		364,675
Celadon Group, Inc.*	64,033		945,767

	Shares	Value
Chart Industries, Inc.*	31,572	$1,534,715
Columbus McKinnon Corp.*	90,200	1,804,000
Comfort Systems USA, Inc.	12,400	151,404
Commercial Vehicle Group, Inc.*	29,646	511,690
Courier Corp.	18,700	256,190
Covenant Transportation Group, Inc.*	27,374	261,148
CRA International, Inc.*	18,200	517,790
Ducommun, Inc.	27,100	616,525
Dynamic Materials Corp.	34,666	902,009
Eagle Bulk Shipping, Inc.*	33,700	115,591
Electro Rent Corp.	5,100	80,325
Ennis, Inc.	41,400	773,352
Exponent, Inc.*	5,800	248,878
Furmanite Corp.*	66,209	554,831
G&K Services, Inc., Class A	5,300	175,430
Gibraltar Industries, Inc.*	14,900	174,032
GP Strategies Corp.*	13,133	171,911
Graham Corp.	32,353	740,237
Greenbrier Co., Inc.*	40,615	1,099,449
Heritage-Crystal Clean, Inc.*	15,491	262,572
Higher One Holdings, Inc.*	6,926	97,587
Hurco Companies, Inc.*	16,700	542,249
Interface, Inc., Class A	51,800	965,552
KEWY Holding Corp., The*	19,300	215,967
Kforce, Inc.*	22,060	345,239
Kimball International, Inc., Class B	30,200	225,896
LaBarge, Inc.*	58,100	1,112,035
LB Foster Co., Class A	18,500	787,360
Marten Transport, Ltd.	20,300	453,908
Met-Pro Corp.	22,900	272,281
Michael Baker Corp.*	12,300	303,072
MYR Group, Inc.*	29,433	733,765
NN, Inc.*	20,500	359,365
OceanFreight, Inc., Class A*	39,000	21,844
Old Dominion Freight Line, Inc.*	13,500	505,170
Orion Marine Group, Inc.*	47,700	492,741
PGT, Inc.*	126,700	314,216
Powell Industries, Inc.*	6,900	272,688
RBC Bearings, Inc.*	12,436	488,237
Saia, Inc.*	21,632	359,091
SFN Group, Inc.*	13,400	141,102
Standard Parking Corp.*	30,600	535,194

The accompanying notes are an integral part of these financial statements. 12

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 21.7% (continued)
Sun Hydraulics Corp.	20,416	$949,140
TBS International PLC, Class A*	38,400	66,048
Titan International, Inc.	11,633	359,343
Universal Truckload Services, Inc.*	11,000	174,240
USA Truck, Inc.*	12,805	159,422
Vitran Corp., Inc., Class A*	65,670	1,023,796
Westport Innovations, Inc.*	22,925	580,002
Zipcar, Inc.*	5,395	139,137
Total Industrials		33,352,541
Information Technology - 24.0%
Actuate Corp.*	49,100	286,253
Allot Communications, Ltd.*	15,694	256,597
American Software, Inc., Class A	25,300	196,834
Amtech Systems, Inc.*	10,800	247,104
Anaren Microwave, Inc.*	17,300	287,007
Aspen Technology, Inc.*	38,400	575,616
BroadSoft, Inc.*	5,377	244,385
Callidus Software, Inc.*	45,391	313,652
Ceva, Inc.*	10,593	323,934
ChinaCache International Holdings, Ltd.,
Sponsored ADR*	13,908	233,793
Computer Task Group, Inc.*	36,700	544,995
comScore, Inc.*	44,572	1,328,691
Constant Contact, Inc.*	21,915	607,265
Convio, Inc.*	33,252	407,004
Cornerstone OnDemand, Inc.*	28,703	549,375
CTS Corp.	30,100	330,799
Dice Holdings, Inc.*	57,353	1,051,280
Digi International, Inc.*	30,728	362,898
DSP Group, Inc.*	21,200	171,296
DTS, Inc.*	14,762	650,414
Ellie Mae, Inc.*	39,118	279,694
EMS Technologies, Inc.*	16,600	419,316
Envestnet, Inc.*	21,096	279,522
ExlService Holdings, Inc.*	9,871	204,527
Extreme Networks, Inc.*	75,614	236,672
FARO Technologies, Inc.*	37,223	1,606,917
GSI Technology, Inc.*	9,300	82,863
Hackett Group, Inc., The*	23,600	102,424
hiSoft Technology International, Sponsored ADR*	16,345	304,998

	Shares	Value
Hollysys Automation Technologies, Ltd.*	4,667	$56,051
Inphi Corp.*	61,058	1,317,632
Interactive Intelligence, Inc.*	31,700	1,186,214
Intevac, Inc.*	13,700	167,551
IntraLinks Holdings, Inc.*	21,793	692,146
IXYS Corp.*	19,500	309,270
Kenexa Corp.*	12,600	370,692
Lionbridge Technologies, Inc.*	142,700	480,899
Liquidity Services, Inc.*	33,942	660,172
LivePerson, Inc.*	93,746	1,252,447
LogMeIn, Inc.*	9,700	417,779
Loop Net, Inc.*	25,545	474,626
Marchex, Inc.	11,000	77,660
MaxLinear, Inc., Class A*	26,374	247,652
Maxwell Technologies, Inc.*	57,348	1,022,515
Methode Electronics, Inc.	28,300	349,788
ModusLink Global Solutions, Inc.*	31,700	166,108
Multi-Fineline Electronix, Inc.*	2,900	77,227
NCI, Inc., Class A*	11,000	270,710
NeoPhotonics Corp.*	30,281	328,246
NIC, Inc.	105,930	1,361,730
OCZ Technology Group, Inc.*	25,210	206,974
Oplink Communications, Inc.*	15,514	307,177
OPNET Technologies, Inc.	12,524	490,440
OSI Systems, Inc.*	4,300	165,077
PC Connection, Inc.*	19,200	170,496
QuinStreet, Inc.*	25,971	469,556
Radisys Corp.*	20,300	178,843
RDA Microelectronics, Inc., Sponsored ADR*	29,917	393,409
Renaissance Learning, Inc.	14,800	177,452
Responsys, Inc.*	13,535	216,289
Richardson Electronics, Ltd.	13,300	179,284
RightNow Technologies, Inc.*	12,898	466,650
S1 Corp.*	38,800	266,556
ServiceSource International, Inc.*	34,549	431,862
ShoreTel, Inc.*	120,902	1,263,426
Sierra Wireless, Inc.*	30,966	366,947
Silicon Image, Inc.*	42,462	353,284
Spectrum Control, Inc.*	45,818	911,320
SPS Commerce, Inc.*	16,309	267,631
Symmetricom, Inc.*	30,192	184,171

The accompanying notes are an integral part of these financial statements. 13

Managers Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 24.0% (continued)
Synchronoss Technologies, Inc.*	19,764		$637,587
TESSCO Technologies, Inc.	16,100		189,819
TNS, Inc.*	12,800		210,304
Tyler Technologies, Inc.*	39,200	[2]	971,768
VanceInfo Technologies, Inc., Sponsored ADR*	13,158		423,161
Velti PLC*	29,533		543,998
Virtusa Corp.*	51,760		965,842
Vocus, Inc.*	27,733		821,729
Xyratex, Ltd.*	92,600		945,446
Total Information Technology			36,949,738
Materials - 4.3%
Koppers Holdings, Inc.	40,670		1,859,839
Landec Corp.*	45,400		294,192
Materion Corp.*	16,193		676,220
Myers Industries, Inc.	35,600		379,852
Omnova Solutions, Inc.*	97,500		828,750
Penford Corp.*	14,900		83,589
Quaker Chemical Corp.	4,200		189,756
U S Energy Corp., Wyoming*	13,340		76,305

	Shares	Value
Universal Stainless & Alloy Products, Inc.*	55,900	$2,026,375
Zagg, Inc.*	30,207	268,238
Total Materials		6,683,116
Utilities - 0.8%
Central Vermont Public Service Corp.	18,700	437,767
Chesapeake Utilities Corp.	8,000	342,320
Unitil Corp.	18,500	467,310
Total Utilities		1,247,397
Total Common Stocks (cost $109,637,922)		148,864,013
Exchange Traded Funds - 0.5%
SPDR KBW Regional Banking (cost $591,337)	27,700	739,590
Short-Term Investments - 2.6%[1]
BNY Mellon Overnight Government Fund, 0.05%[3]	671,251	671,251
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	3,311,446	3,311,446
Total Short-Term Investments (cost $3,982,697)		3,982,697
Total Investments - 99.8% (cost $114,211,956)		153,586,300
Other Assets, less Liabilities - 0.2%		317,074
Net Assets - 100.0%		$153,903,374

The accompanying notes are an integral part of these financial statements. 14

Managers Institutional Micro-Cap Fund

Fund Snapshots

April 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Institutional Micro-Cap Fund**	Russell Microcap® Index	Russell 2000® Index
Information Technology	23.0%	19.6%	19.1%
Industrials	20.3%	13.6%	15.2%
Consumer Discretionary	15.5%	11.5%	13.0%
Health Care	11.5%	17.0%	13.0%
Financials	11.4%	22.7%	20.1%
Materials	4.1%	4.3%	5.9%
Energy	3.8%	6.4%	7.0%
Consumer Staples	1.5%	2.4%	2.9%
Utilities	0.7%	1.1%	3.0%
Telecommunication Services	0.0%	1.4%	0.8%
Other Assets and Liabilities	8.2%	0.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Universal Electronics, Inc.*	1.4%
Universal Stainless & Alloy Products, Inc.*	1.2
Acacia Research Corp.	1.2
Columbus McKinnon Corp.*	1.2
Koppers Holdings, Inc.	1.1
Financial Engines, Inc.	1.0
FARO Technologies, Inc.	1.0
NIC, Inc.	1.0
Chart Industries, Inc.	0.9
AZZ, Inc.	0.9

Top Ten as a Group	10.9%

* Top Ten Holding at October 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Shares		Value
Common Stocks - 91.8%
Consumer Discretionary - 15.5%
Amerigon, Inc.*	8,696		$148,267
Arctic Cat, Inc.*	1,950		32,740
Benihana, Inc.*	19,950		176,558
BJ’s Restaurants, Inc.*	4,420		207,519
Body Central Corp.*	10,626		256,937
Books-A-Million, Inc.	5,600	[2]	25,872
Bravo Brio Restaurant Group, Inc.*	4,038		83,344
Cache, Inc.*	8,681		49,829
California Pizza Kitchen, Inc.*	2,900		46,400
Caribou Coffee Co., Inc.*	1,202		11,323
Carrols Restaurant Group, Inc.*	3,400		33,184
Casual Male Retail Group, Inc.*	53,982		227,804
Core-Mark Holding Co., Inc.*	933		31,265
CPI Corp.	2,950		53,012
Delta Apparel, Inc.*	7,000		123,830
Destination Maternity Corp.*	1,902		44,450
Famous Dave’s of America, Inc.*	1,750		17,238
Fred’s, Inc.	2,250		31,410
Grand Canyon Education, Inc.*	300		4,338
Haverty Furniture Co., Inc.	2,450		32,095
Hibbett Sports, Inc.*	4,017		151,762
Hooker Furniture Corp.	2,597		32,307
IMAX Corp.*	585		20,522
Interclick, Inc.*	8,364		58,632
iRobot Corp.*	4,256		150,748
K12, Inc.*	3,069		120,827
Kenneth Cole Productions, Inc.*	4,828		65,033
Kid Brands, Inc.*	6,450		47,150
Lifetime Brands, Inc.	1,000		15,920
Mac-Gray Corp.	2,504		42,418
Maidenform Brands, Inc.*	1,000		31,660
Marcus Corp., The	2,950		32,716
McCormick & Schmick’s Seafood
Restaurants, Inc.*	5,220		47,659
Meritage Corp.*	1,769		42,297
Midas, Inc.*	4,304		31,290
Monro Muffier Brake, Inc.	1,082		32,871
Morton’s Restaurant Group, Inc.*	2,100		15,540
Multimedia Games, Inc.*	5,550		32,578
Perry Ellis International, Inc.*	2,250		63,405

	Shares	Value
R.G. Barry Corp.	14,086	$172,413
Red Robin Gourmet Burgers, Inc.*	3,950	107,400
Rocky Brands, Inc.*	1,100	16,753
Rue21, Inc.*	1,459	43,945
Rush Enterprises, Inc., Class A*	3,667	77,264
Ruth’s Chris Steak House, Inc.*	6,250	30,688
Select Comfort Corp.*	5,992	95,093
Shutterfiy, Inc.*	2,342	144,174
Standard Motor Products, Inc.	2,300	32,775
Steinway Musical Instruments, Inc.*	9,574	239,350
Stoneridge, Inc.*	2,830	43,299
Summer Infant, Inc.*	7,461	65,955
True Religion Apparel, Inc.*	5,700	172,254
Universal Electronics, Inc.*	14,608	404,496
US Auto Parts Network, Inc.*	7,303	56,671
West Marine, Inc.*	3,000	32,640
Zumiez, Inc.*	3,688	103,670
Total Consumer Discretionary		4,511,590
Consumer Staples - 1.5%
Inter Parfums, Inc.	4,634	88,185
Nash Finch Co.	3,900	145,158
Omega Protein Corp.*	1,250	16,100
Pantry, Inc., The*	2,100	32,508
Primo Water Corp.*	3,452	51,918
Smart Balance, Inc.*	3,650	17,447
Spartan Stores, Inc.	4,250	66,342
Susser Holdings Corp.*	2,300	31,717
Total Consumer Staples		449,375
Energy - 3.8%
GeoResources, Inc.*	5,800	168,316
Global Geophysical Services, Inc.*	5,901	112,060
Gulf Island Fabrication, Inc.	1,945	68,736
Gulfport Energy Corp.*	6,800	231,472
Kodiak Oil & Gas Corp.*	15,848	111,253
Magnum Hunter Resources Corp.*	9,882	80,637
Natural Gas Services Group, Inc.*	1,750	31,552
North American Energy Partners, Inc.*	4,150	47,310
OYO Geospace Corp.*	1,150	107,272
Panhandle Oil and Gas, Inc.	1,050	31,773
Tesco Corp.*	2,900	54,549
Willbros Group, Inc.*	4,400	47,300
Total Energy		1,092,230

The accompanying notes are an integral part of these financial statements. 16

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 11.4%
Advance America, Cash Advance Centers, Inc.	9,150		$53,802
Alliance Financial Corp.	525		16,926
Altisource Portfolio Solutions S.A.*	2,864		93,023
Amerisafe, Inc.*	6,700		149,611
Associated Estates Realty Corp.	1,918		31,916
Asta Funding, Inc.	7,200		58,392
Bancorp Rhode Island, Inc.	750		33,270
Bancorp, Inc., The*	89		871
Bank of Marin Bancorp	1,250		47,050
Boston Private Financial Holdings, Inc.	5,600		39,144
Cardinal Financial Corp.	4,450		50,018
CoBiz Financial, Inc.	5,400		36,666
Cogdell Spencer, Inc.	2,800		16,940
Community Trust Bancorp, Inc.	2,261		63,986
Compass Diversified Holdings	12,900	[2]	216,204
Cypress Sharpridge Investments, Inc.	3,500		43,225
Dollar Financial Corp.*	3,468		79,729
Encore Capital Group, Inc.*	7,045		210,927
ESB Financial Corp.	975		16,546
Financial Engines, Inc.*	10,486		298,116
Financial Institutions, Inc.	1,800		30,600
First of Long Island Corp., The	1,225		33,136
Flushing Financial Corp.	4,450		65,504
FPIC Insurance Group, Inc.*	1,750		64,610
German American Bancorp, Inc.	1,000		17,450
Great Southern Bancorp, Inc.	800		16,560
Imperial Holdings, Inc.*	5,100		50,694
Independent Bank Corp. (MA)	1,690		49,534
JMP Group, Inc.	1,950		16,770
Lakeland Financial Corp.	1,442		31,594
LaSalle Hotel Properties	4,100		115,374
MarketAxess Holdings, Inc.	5,302		129,104
Meadowbrook Insurance Group, Inc.	8,008		82,002
Mission West Properties, Inc.	2,144		16,466
National Bankshares, Inc.	1,725		49,042
National Interstate Corp.	4,700		105,703
Noah Holdings, Ltd., Sponsored ADR*	3,518		63,289
Northrim Bancorp, Inc.	4,200		84,042
OceanFirst Financial Corp., Inc.	2,250		32,625
Provident New York Bancorp	3,500		32,830
Ramco-Gershenson Properties Trust	3,650		47,048

	Shares	Value
S.Y. Bancorp, Inc.	2,690	$67,169
SeaBright Insurance Holdings, Inc.	3,500	35,770
Southside Bancshares, Inc.	2,273	49,427
Texas Capital Bancshares, Inc.*	3,504	90,403
United Financial Bancorp, Inc.	2,000	32,680
Urstadt Biddle Properties, Inc., Class A	1,600	31,488
ViewPoint Financial Group	1,260	15,561
Washington Banking Co.	5,100	71,349
Washington Trust Bancorp, Inc.	1,450	33,974
Western Alliance Bancorp*	16,062	132,833
WisdomTree Investments, Inc.*	7,492	52,894
Total Financials		3,303,887
Health Care - 11.5%
Abiomed, Inc.*	2,861	49,724
Almost Family, Inc.*	850	29,470
Amarin Corp. PLC, Sponsored ADR*	5,822	93,152
Assisted Living Concepts, Inc.*	850	30,651
Biolase Technology, Inc.*	13,599	82,954
BioScrip, Inc.*	14,300	65,923
Caliper Life Science, Inc.*	2,400	16,056
Cantel Medical Corp.	2,475	64,177
Continucare Corp.*	2,764	14,815
CryoLife, Inc.*	5,700	33,288
Cyberonics, Inc.*	2,848	101,303
Derma Sciences, Inc.*	4,058	35,264
DexCom, Inc.*	8,117	135,148
Endologix, Inc.*	18,598	147,854
Ensign Group, Inc.,The	975	26,968
ePocrates, Inc.*	5,912	138,341
Exactech, Inc.*	6,100	109,251
Genomic Health, Inc.*	2,951	80,562
HMS Holdings Corp.*	400	31,484
Insulet Corp.*	8,696	186,877
IPC The Hospitalist Co., Inc.*	1,520	78,827
Ista Pharmaceuticals, Inc.*	4,700	48,175
Kensey Nash Corp.*	5,650	139,724
Landauer, Inc.	500	30,085
LHC Group, Inc.*	3,000	88,860
MAKO Surgical Corp.*	6,971	191,493
MEDTOX Scientific, Inc.*	1,000	15,980
Meridian Bioscience, Inc.	3,400	84,014
Merit Medical Systems, Inc.*	1,648	38,431

The accompanying notes are an integral part of these financial statements. 17

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 11.5% (continued)
Metro Health Networks, Inc.*	10,950	$46,209
MWI Veterinary Supply, Inc.*	1,356	112,779
Neogen Corp.*	1,362	57,068
NPS Pharmaceuticals, Inc.*	4,293	44,518
NxStage Medical, Inc.*	6,599	162,599
Obagi Medical Products, Inc.*	5,000	64,150
Pacific Biosciences of California, Inc.*	1,252	15,324
Palomar Medical Technologies, Inc.*	4,665	74,687
Pharmerica Corp.*	3,700	48,692
Sagent Pharmaceuticals, Inc.*	4,919	100,397
Symmetry Medical, Inc.*	4,100	40,795
Synergetics USA, Inc.*	5,700	31,065
Synovis Life Technologies, Inc.*	5,223	106,497
Transcend Services, Inc.*	609	14,695
U.S. Physical Therapy, Inc.	9,076	221,001
Young Innovations, Inc.	1,037	32,168
Total Health Care		3,361,495
Industrials - 20.3%
AAON, Inc.	975	32,029
Acacia Research Corp.*	8,400	345,324
Acco Brands Corp.*	12,800	124,288
Air Transport Services Group, Inc.*	17,200	140,696
Alamo Group, Inc.	1,159	33,159
Allied Defense Group, Inc., The*	6,000	20,400
Ameresco, Inc., Class A*	4,295	69,192
American Ecology Corp.	3,571	65,564
Ameron International Corp.	900	63,306
Apogee Enterprises, Inc.	2,220	31,702
Astronics Corp.*	3,287	85,462
AZZ, Inc.	5,900	258,302
CAI International, Inc.*	2,700	67,932
Capstone Turbine Corp.*	43,751	85,314
Cascade Corp.	1,025	46,945
CBIZ, Inc.*	8,794	64,460
Celadon Group, Inc.*	11,662	172,248
Chart Industries, Inc.*	5,600	272,216
Columbus McKinnon Corp.*	16,800	336,000
Comfort Systems USA, Inc.	2,500	30,525
Commercial Vehicle Group, Inc.*	5,192	89,614
Courier Corp.	3,522	48,251

	Shares		Value
Covenant Transportation Group, Inc.*	4,798		$45,773
CRA International, Inc.*	3,650		103,842
Ducommun, Inc.	5,075		115,456
Dynamic Materials Corp.	6,159		160,257
Eagle Bulk Shipping, Inc.*	5,900		20,237
Electro Rent Corp.	1,050		16,538
Ennis, Inc.	7,550		141,034
Exponent, Inc.*	1,155		49,561
Furmanite Corp.*	11,271		94,451
G&K Services, Inc., Class A	1,000		33,100
Gibraltar Industries, Inc.*	2,575		30,076
GP Strategies Corp.*	2,466		32,280
Graham Corp.	5,632		128,860
Greenbrier Co., Inc.*	7,523		203,648
Heritage-Crystal Clean, Inc.*	2,712		45,968
Higher One Holdings, Inc.*	1,275		17,965
Hurco Companies, Inc.*	2,621		85,104
Interface, Inc., Class A	10,100		188,264
KEWY Holding Corp., The*	3,800		42,522
Kforce, Inc.*	3,914		61,254
Kimball International, Inc., Class B	5,200		38,896
LaBarge, Inc.*	1,674		32,040
LB Foster Co., Class A	3,400		144,704
Marten Transport, Ltd.	4,525		101,179
Met-Pro Corp.	4,050		48,154
Michael Baker Corp.*	2,300		56,672
MYR Group, Inc.*	4,947		123,329
NN, Inc.*	3,950		69,244
OceanFreight, Inc., Class A*	7,333		4,107
Old Dominion Freight Line, Inc.*	2,550		95,421
Orion Marine Group, Inc.*	8,100		83,673
PGT, Inc.*	25,700	[2]	63,736
Powell Industries, Inc.*	1,200		47,424
RBC Bearings, Inc.*	2,194		86,136
Saia, Inc.*	4,009		66,549
SFN Group, Inc.*	2,400		25,272
Standard Parking Corp.*	5,521		96,562
Sun Hydraulics Corp.	3,899		181,265
TBS International PLC, Class A*	6,500		11,180
Titan International, Inc.	2,040		63,016
Universal Truckload Services, Inc.*	1,950		30,888

The accompanying notes are an integral part of these financial statements. 18

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 20.3% (continued)
USA Truck, Inc.*	2,469	$30,739
Vitran Corp., Inc., Class A*	11,461	178,677
Westport Innovations, Inc.*	4,033	102,035
Zipcar, Inc.*	984	25,377
Total Industrials		5,905,394
Information Technology - 23.0%
Actuate Corp.*	8,238	48,028
Allot Communications, Ltd.*	5,902	96,498
American Software, Inc., Class A	4,200	32,676
Amtech Systems, Inc.*	2,100	48,048
Anaren Microwave, Inc.*	3,725	61,798
Aspen Technology, Inc.*	8,500	127,415
BroadSoft, Inc.*	941	42,768
Callidus Software, Inc.*	7,946	54,907
Ceva, Inc.*	1,878	57,429
ChinaCache International Holdings, Ltd., Sponsored ADR*	2,452	41,218
Computer Task Group, Inc.*	6,750	100,238
comScore, Inc.*	8,114	241,878
Constant Contact, Inc.*	3,286	91,055
Convio, Inc.*	11,000	134,640
Cornerstone OnDemand, Inc.*	6,040	115,606
CTS Corp.	5,950	65,390
Dice Holdings, Inc.*	10,170	186,416
Digi International, Inc.*	5,305	62,652
DSP Group, Inc.*	3,950	31,916
DTS, Inc.*	2,584	113,851
Ellie Mae, Inc.*	6,854	49,006
EMS Technologies, Inc.*	2,500	63,150
Envestnet, Inc.*	3,701	49,038
ExlService Holdings, Inc.*	1,731	35,866
Extreme Networks, Inc.*	14,725	46,089
FARO Technologies, Inc.*	6,560	283,195
GSI Technology, Inc.*	1,800	16,038
Hackett Group, Inc., The*	3,825	16,600
hiSoft Technology International, Sponsored ADR*	3,009	56,148
Hollysys Automation Technologies, Ltd.*	791	9,500
Inphi Corp.*	10,862	234,402
Interactive Intelligence, Inc.*	6,200	232,004
Intevac, Inc.*	2,650	32,410
IntraLinks Holdings, Inc.*	3,894	123,673

	Shares	Value
IXYS Corp.*	3,137	$49,753
Kenexa Corp.*	2,200	64,724
Lionbridge Technologies, Inc.*	27,500	92,675
Liquidity Services, Inc.*	6,074	118,139
LivePerson, Inc.*	16,387	218,930
LogMeIn, Inc.*	1,702	73,305
Loop Net, Inc.*	4,472	83,090
Marchex, Inc.	2,150	15,179
MaxLinear, Inc., Class A*	4,741	44,518
Maxwell Technologies, Inc.*	10,123	180,493
Methode Electronics, Inc.	5,268	65,112
ModusLink Global Solutions, Inc.*	6,225	32,619
Multi-Fineline Electronix, Inc.*	550	14,646
NCI, Inc., Class A*	1,950	47,990
NeoPhotonics Corp.*	5,907	64,032
NIC, Inc.	21,540	276,897
OCZ Technology Group, Inc.*	4,413	36,231
Oplink Communications, Inc.*	2,756	54,569
OPNET Technologies, Inc.	2,192	85,839
OSI Systems, Inc.*	825	31,672
PC Connection, Inc.*	3,496	31,044
QuinStreet, Inc.*	4,556	82,372
Radisys Corp.*	3,725	32,817
RDA Microelectronics, Inc., Sponsored ADR*	5,276	69,379
Renaissance Learning, Inc.	2,900	34,771
Responsys, Inc.*	2,409	38,496
Richardson Electronics, Ltd.	2,350	31,678
RightNow Technologies, Inc.*	2,280	82,490
S1 Corp.*	7,050	48,434
ServiceSource International, Inc.*	6,519	81,488
ShoreTel, Inc.*	21,294	222,522
Sierra Wireless, Inc.*	5,370	63,634
Silicon Image, Inc.*	7,441	61,909
Spectrum Control, Inc.*	2,507	49,864
SPS Commerce, Inc.*	2,861	46,949
Symmetricom, Inc.*	5,250	32,025
Synchronoss Technologies, Inc.*	3,537	114,104
TESSCO Technologies, Inc.	2,200	25,938
TNS, Inc.*	2,500	41,075
Tyler Technologies, Inc.*	7,700	190,883
VanceInfo Technologies, Inc., Sponsored ADR*	2,321	74,643
Velti PLC*	5,084	93,647

The accompanying notes are an integral part of these financial statements. 19

Managers Institutional Micro-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.0% (continued)
Virtusa Corp.*	9,162	$170,963
Vocus, Inc.*	4,855	143,854
Xyratex, Ltd.*	17,700	180,717
Total Information Technology		6,697,655
Materials - 4.1%
Koppers Holdings, Inc.	7,079	323,722
Landec Corp.*	10,400	67,392
Materion Corp.*	2,930	122,357
Myers Industries, Inc.	6,000	64,020
Omnova Solutions, Inc.*	19,300	164,050
Penford Corp.*	2,750	15,428
Quaker Chemical Corp.	750	33,885
U S Energy Corp., Wyoming*	2,325	13,299
Universal Stainless & Alloy Products, Inc.*	9,775	354,344
Zagg, Inc.*	5,287	46,949
Total Materials		1,205,446

	Shares	Value
Utilities - 0.7%
Central Vermont Public Service Corp.	2,700	$63,207
Chesapeake Utilities Corp.	1,500	64,185
Unitil Corp.	2,500	63,150
Total Utilities		190,542
Total Common Stocks (cost $19,779,257)		26,717,614
Exchange Traded Funds - 0.6%
SPDR KBW Regional Banking (cost $154,373)	6,900	184,230
Short-Term Investments - 0.8%[1]
BNY Mellon Overnight Government Fund, 0.05% (cost $218,715)[3]	218,715	218,715
Total Investments-93.2% (cost $20,152,345)		27,120,559
Other Assets, less Liabilities - 6.8%		1,988,007
Net Assets-100.0%		$29,108,566

The accompanying notes are an integral part of these financial statements. 20

Managers Real Estate Securities Fund

Fund Snapshots

April 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Real Estate Securities Fund**
REITs (Office Properties)	15.4%
REITs (Apartments)	18.1%
REITs (Regional Malls)	14.9%
REITs (Health Care)	11.8%
REITs (Diversified)	10.4%
REITs (Shopping Centers)	7.1%
REITs (Hotels)	6.3%
REITs (Warehouse/Industrials)	5.7%
REITs (Storage)	5.1%
REITs (Manufactured Homes)	0.0%
REITs (Mortgages)	0.0%
Other Assets and Liabilities	5.2%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Simon Property Group, Inc.*	7.3%
Equity Residential*	6.8
Vornado Realty Trust*	6.3
Macerich Co., The*	5.0
Ventas, Inc.	4.8
Public Storage, Inc.*	4.2
Health Care REIT, Inc.*	3.8
ProLogis*	3.5
Host Hotels & Resorts, Inc.	3.0
Boston Properties, Inc.*	3.0

Top Ten as a Group	47.7%

*	Top Ten Holding at October 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

21

Managers Real Estate Securities Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Shares	Value
REITs - 94.8%
Apartments - 18.1%
American Campus Communities, Inc.	13,210	$464,332
Apartment Investment & Management Co.	22,830	615,497
AvalonBay Communities, Inc.	8,230	1,042,000
Camden Property Trust	19,240	1,207,310
Equity Residential	54,280	3,241,602
Essex Property Trust, Inc.	10,330	1,399,508
UDR, Inc.	26,990	698,771
Total Apartments		8,669,020
Diversified - 10.4%
Digital Realty Trust, Inc.	16,500	995,610
Duke Realty Corp.	60,730	926,132
Vornado Realty Trust	31,350	3,030,918
Total Diversified		4,952,660
Health Care - 11.8%
HCP, Inc.	33,780	1,338,364
Health Care REIT, Inc.	33,790	1,816,888
Senior Housing Properties Trust	9,410	223,205
Ventas, Inc.	40,850	2,284,741
Total Health Care		5,663,198
Hotels - 6.3%
DiamondRock Hospitality Co.	27,470	330,739
Host Hotels & Resorts, Inc.	81,950	1,457,890
LaSalle Hotel Properties	21,670	609,794
Pebblebrook Hotel Trust	12,130	260,188
Sunstone Hotel Investors, Inc.*	33,620	351,665
Total Hotels		3,010,276
Office Properties -15.4%
Alexandria Real Estate Equities, Inc.	8,660	711,419
Boston Properties, Inc.	13,590	1,420,563
Brandywine Realty Trust	26,630	338,201
Colonial Properties Trust	32,940	697,010
CommonWealth REIT	33,940	929,617
Corporate Office Properties Trust	8,090	284,849
Douglas Emmett, Inc.	36,340	756,235
Hudson Pacific Properties, Inc.	23,060	345,439
Kilroy Realty Corp.	20,230	848,446
Parkway Properties, Inc.	14,750	264,468
SL Green Realty Corp.	9,170	756,800
Total Office Properties		7,353,047

	Shares	Value
Regional Malls - 14.9%
General Growth Properties, Inc.	49,870	$832,829
Macerich Co., The	44,910	2,372,146
Pennsylvania Real Estate Investment Trust	5,510	87,003
Simon Property Group, Inc.	30,650	3,510,651
Taubman Centers, Inc.	5,550	322,733
Total Regional Malls		7,125,362
Shopping Centers - 7.1%
Acadia Realty Trust	17,480	364,458
Developers Diversified Realty Corp.	27,230	401,370
Federal Realty Investment Trust	8,320	728,499
Kimco Realty Corp.	71,420	1,395,547
Weingarten Realty Investors	18,800	496,508
Total Shopping Centers		3,386,382
Storage - 5.1%
Public Storage, Inc.	16,910	1,983,712
Sovran Self Storage, Inc.	3,040	130,051
U-Store-It Trust	28,080	318,989
Total Storage		2,432,752
Warehouse/Industrials - 5.7%
AMB Property Corp.	21,330	776,412
DCT Industrial Trust, Inc.	46,610	270,804
ProLogis	102,520	1,670,051
Total Warehouse/Industrials		2,717,267
Total REITs (cost $37,271,034)		45,309,964
REOCs - 1.5%
Hotels & Motels -1.5%
Hyatt Hotels Corp., Class A* (cost $688,707)	16,030	710,290
Short-Term Investments - 4.1% [1]
Dreyfus Cash Management Fund, Institutional
Class Shares, 0.10% (cost $1,965,589)	1,965,589	1,965,589
Total Investments - 100.4% (cost $39,925,330)		47,985,843
Other Assets, less Liabilities - (0.4)%		(183,427)
Net Assets - 100.0%		$47,802,416

The accompanying notes are an integral part of these financial statements. 22

Managers California Intermediate Tax-Free Fund

Fund Snapshots

April 30, 2011 (unaudited)

Portfolio Breakdown

Portfolio Credit Quality	Managers California Intermediate Tax-Free Fund**
Aaa	0.7%
Aa	51.1%
A	48.2%

** As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25 *	5.1%
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 01/01/25 (FGIC Insured) *	2.9
San Bernardino, CA Community College District General Obligation, Election 2002, Series A, 6.250%, 08/01/23 *	2.7
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, 4.375%, 08/01/20 *	2.6
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24 *	2.5
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/23*	2.4
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/21 (National Insured) *	2.4
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000% 08/01/24 (National Insured) *	2.2
San Bernardino, CA Community College District General Obligation, Election 2002, Series A, 6.375%, 08/01/26*	2.0
Yosemite, CA Community College General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured) *	2.0

Top Ten as a Group	26.8%

* Top Ten Holding at October 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments

April 30, 2011 (unaudited)

	Principal Amount	Value
Municipal Bonds - 97.5%
Alvord, CA Unified School District General Obligation, Series A, 5.900%, 02/01/24 (National Insured)	$225,000	$239,735
Bakersfield, CA City School District, Series A, 5.250%, 11/01/21 (AGM Insured)	110,000	117,443
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/19 (AGM Insured)	175,000	191,628
Bakersfield, CA Wastewater Revenue, Series A, 5.000%, 09/15/22 (AGM Insured)	200,000	212,284
Barstow, CA Unified School District General Obligation, Election 2001, Series B, 5.000%, 08/01/24 (National Insured)	375,000	382,954
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/17	20,000	22,848
Bay Area, CA Toll Authority, Series F, 5.000%, 04/01/22	35,000	37,153
Bonita, CA Unified School District, Election 2004, Series B, 5.000%, 08/01/16 (FGIC Insured)	50,000	56,655
Butte-Glenn Counties, CA Community College District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	325,000	339,869
Byron, CA Unified School District, Series A, 5.000%, 08/01/14 (FGIC Insured)	35,000	38,106
California Resource Efficiency Financing Authority, Series A, 5.000%, 07/01/23 (AMBAC Insured)	50,000	50,260
California State Department of Water Resources, Water System Revenue, Series A, 5.000%, 12/01/20	25,000	27,946
California State Public Works Board, Series C, 4.500%, 06/01/17	50,000	54,280
California State Public Works Board, Series A, 5.250%, 06/01/11 (AMBAC Insured)	5,000	5,018
California State Public Works Board, Series B, 5.250%, 03/01/19 (AMBAC Insured)	200,000	203,664
California State Public Works Board, Series A, 6.000%, 04/01/24	500,000	544,215
Carlsbad, CA Unified School District General Obligation, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	20,000	21,680
Carlsbad, CA Unified School District General Obligation, Series B, 5.250%, 05/01/25	70,000	74,995
Central Marin, CA Sanitation Agency Revenue, 5.000%, 09/01/21 (National Insured)	100,000	107,175
Cerritos, CA Community College General Obligation, Election 2004, Series C, 5.250%, 08/01/25	15,000	16,098
Chaffey, CA Joint Union High School District, Series B, 5.000%, 08/01/25 (FGIC Insured)	55,000	55,354
Chino Valley, CA Unified School District, Series A, 5.375%, 08/01/14 (AGM Insured)	70,000	74,010
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/23 (National Insured)	125,000	132,049
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/25 (National Insured)	250,000	256,857
City of El Paso De Robles, CA General Obligation, 5.000%, 08/01/27 (National Insured)	20,000	20,298
City of Escondido, CA General Obligation, Series A, 5.000%, 09/01/14 (National Insured)	90,000	97,733
Clovis, CA Unified School District General Obligation, Series B, 5.000%, 08/01/23 (National Insured)	115,000	121,385
Clovis, CA Unified School District General Obligation, Election 2004, Series B, 5.000%, 08/01/25 (National Insured)	65,000	67,450
Corona-Norca, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/25 (AGM Insured)	50,000	51,646
Covina-Valley, CA Unified School District, Election 2006, Series A, 5.000%, 08/01/21 (National Insured)	410,000	432,464
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/16	50,000	57,186
Desert Sands, CA Unified School District General Obligation, 5.000%, 08/01/27	235,000	244,830
Desert Sands, CA Unified School District General Obligation, 5.500%, 08/01/28	25,000	26,608
Desert Sands, CA Unified School District Refunding, 5.000%, 06/01/22 (AMBAC Insured)	40,000	42,748
Eastern, CA Municipal Water District, Water & Sewer Revenue, Series A, 5.000%, 07/01/21 (National Insured)	330,000	349,008
El Dorado County, CA Rescue Union School District General Obligation, Election 1998, 5.000%, 09/01/21 (National Insured)	25,000	27,995
El Dorado County, CA Rescue Union School District General Obligation, Election 1998, 5.000%, 07/01/23 (National Insured)	50,000	54,926

The accompanying notes are an integral part of these financial statements. 24

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.5% (continued)
El Monte, CA City School District General Obligation, Series A, 4.250%, 05/01/15 (FGIC Insured)	$300,000	$320,178
El Monte, CA Union High School District General Obligation, Series C, 5.000%, 06/01/21 (AGM Insured)	40,000	43,365
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.000%, 08/01/24 (National Insured)	565,000	583,894
Fairfield-Suisun, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/27 (National Insured)	100,000	102,920
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/16 (National Insured)	225,000	247,165
Fairfield-Suisun, CA Unified School District General Obligation, Election 2002, 5.250%, 08/01/23 (National Insured)	240,000	253,356
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/21 (National Insured)	75,000	77,964
Fresno County, CA Central Unified School District General Obligation, Series A, 5.000%, 08/01/22 (Assured Guaranty)	25,000	26,558
Fresno County, CA Central Unified School District General Obligation, 5.000%, 07/01/23 (National Insured)	25,000	25,488
Fresno County, CA Unified School District General Obligation, Series C, 5.900%, 08/01/22 (National Insured)	25,000	27,334
Grossmont, CA Union High School District General Obligation, 5.000%, 08/01/23 (National Insured)	85,000	89,740
Grossmont-Cuyamaca, CA Community College District General Obligation, Series C, 5.000%, 08/01/24 (Assured Guaranty)	50,000	52,984
Hemet, CA Unified School District General Obligation, Series A, 5.000%, 08/01/22 (AGM Insured)	125,000	129,578
Imperial, CA Community College District General Obligation, Series B, 4.250%, 08/01/14 (AMBAC Insured)	150,000	159,082
Imperial, CA Irrigation District Electric System Revenue, Series A, 5.250%, 11/01/24	100,000	104,401
Jurupa, CA Unified School District, Election 2001, 5.000%, 08/01/14 (FGIC Insured)	225,000	238,192
Lincoln, CA Unified School District, Election 2004, 4.000%, 08/01/14 (FGIC Insured)	75,000	78,480
Long Beach, CA Unified School District General Obligation, Series A, 5.500%, 08/01/26	85,000	92,563
Los Angeles County, CA Citrus Community College District General Obligation, Election 2004, Series B, 5.000%, 06/01/22 (National Insured)	20,000	21,179
Los Angeles County, CA Golden West Schools Financing Authority General Obligation, 5.250%, 09/01/24 (FGIC Insured)	365,000	417,447
Los Angeles County, CA Metropolitan Transportation Authority Revenue, Series E, 5.000%, 07/01/25	35,000	37,972
Los Angeles County, CA Public Works Financing Authority Revenue, 5.000%, 10/01/15 (National Insured)	15,000	17,148
Los Angeles County, CA Public Works Financing Authority Revenue, Series A, 5.250%, 10/01/16 (AGM Insured)	25,000	29,117
Los Angeles County, CA Sanitation Districts Financing Authority Capital Projects Revenue, 5.000%, 10/01/23 (FGIC Insured)	80,000	82,256
Los Angeles, CA Harbor Department Revenue, Series A, 4.000%, 08/01/17	25,000	26,736
Los Angeles, CA Harbor Department Revenue, Series B, 5.000%, 08/01/20 (National Insured)	275,000	298,364
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/16	470,000	511,336
Los Angeles, CA Municipal Improvement Corp. Revenue, Series C, 5.000%, 09/01/18	300,000	322,020
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/21 (FGIC Insured)	125,000	127,879
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B1, 5.000%, 08/01/23 (FGIC Insured)	50,000	50,488
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/23	640,000	648,966
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/24	100,000	100,236
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 01/01/25 (FGIC Insured)	780,000	780,328
Los Angeles, CA Municipal Improvement Corp. Revenue, Series A, 5.000%, 09/01/25	50,000	49,694
Los Angeles, CA Municipal Improvement Corp. Revenue, Series B, 5.000%, 08/01/26 (FGIC Insured)	200,000	197,882
Los Angeles, CA Unified School District General Obligation, Election 2004, Series G, 5.000%, 07/01/24 (AMBAC Insured)	35,000	35,893

The accompanying notes are an integral part of these financial statements. 25

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.5% (continued)
Monrovia, CA Unified School District General Obligation, Election 2006, Series B, 5.250%, 08/01/25 (FSA Insured)	$30,000	$31,554
Moreland, CA School District General Obligation Refunding, Series A, 5.000%, 08/01/15 (AMBAC Insured)	50,000	55,810
Moreno Valley, CA Unified School District, 4.000%, 08/01/13 (National Insured)	125,000	129,864
Moreno Valley, CA Unified School District, 4.000%, 08/01/14 (National Insured)	75,000	78,218
Moreno Valley, CA Unified School District, 5.000%, 08/01/17 (National Insured)	50,000	53,966
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/15 (National Insured)	420,000	455,469
Moreno Valley, CA Unified School District General Obligation, 5.000%, 08/01/16 (National Insured)	25,000	27,167
Mount Diablo, CA Unified School District, Election 2002, 4.125%, 07/01/14 (FGIC Insured)	50,000	51,749
Orange County, CA Sanitation District, Series A, 5.000%, 02/01/22	135,000	147,951
Peralta, CA Community College District General Obligation, Series A, 5.000%, 08/01/24 (National Insured)	50,000	51,388
Peralta, CA Community College District General Obligation, Election 2006, Series B, 5.250%, 08/01/22 (AGM Insured)	45,000	48,308
Placentia-Yorba Linda, CA Unified School District General Obligation, Series B, 5.500%, 08/01/27 (FGIC Insured)	65,000	66,659
Port of Oakland, CA Series B, 5.000%, 11/01/16 (National Insured)	255,000	280,102
Port of Oakland, CA Series B, 5.000%, 11/01/24 (National Insured)	50,000	50,302
Port of Oakland, CA Revenue, Series M, 4.000%, 11/01/12 (FGIC Insured)	10,000	10,428
Port of Oakland, CA Revenue, Series B, 4.000%, 11/01/15 (National Insured)	105,000	110,556
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/15 (National Insured)	310,000	339,419
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/17 (National Insured)	10,000	10,852
Port of Oakland, CA Revenue, Series C, 5.000%, 11/01/17 (National Insured)	275,000	298,435
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/21 (National Insured)	625,000	646,331
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/22 (National Insured)	30,000	30,718
Port of Oakland, CA Revenue, Series B, 5.000%, 11/01/26 (National Insured)	275,000	272,660
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 4.375%, 08/01/20	685,000	686,192
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 5.000%, 08/01/18	70,000	75,179
Rancho, CA Water District Financing Authority Refunding Revenue, Series 2008A, 5.000%, 08/01/15 (AGM Insured)	50,000	56,134
Riverside, CA Community College District, 5.000%, 08/01/24 (AGM Insured)	35,000	36,924
Riverside County, CA Perris Union High School District General Obligation, Election 2004, Series A, 5.000%, 09/01/26 (FGIC Insured)	15,000	15,255
Rosemead, CA School District General Obligation, Election 2000, Series B, 5.125%, 08/01/27 (FGIC Insured)	25,000	25,412
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/24 (AGM Insured)	150,000	161,517
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/25 (AGM Insured)	55,000	58,043
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.250%, 08/01/26 (AGM Insured)	145,000	151,799
Rosemead, CA School District General Obligation, Election 2000, Series D, 5.500%, 08/01/28 (AGM Insured)	125,000	131,149
Roseville, CA Joint Union High School District General Obligation, Election 2004, Series A, 5.000% (FGIC Insured)	120,000	123,755
Sacramento, CA Municipal Utility District Revenue, Series R, 5.000%, 08/15/18 (National Insured)	150,000	158,325
Sacramento, CA Municipal Utility District Revenue, Series K, 5.250%, 07/01/24 (AMBAC Insured)	145,000	157,012
San Bernardino, CA Community College District, Series C, 5.000%, 08/01/26 (AGM Insured)	175,000	181,099
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.250%, 08/01/23	620,000	719,163
San Bernardino, CA Community College District General Obligation, Election 2008, Series A, 6.375%, 08/01/26	480,000	546,173
San Diego, CA Public Facilities Financing Authority Revenue, Series B, 5.000%, 08/01/20	30,000	33,860

The accompanying notes are an integral part of these financial statements. 26

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.5% (continued)
San Diego, CA Public Facilities Financing Authority Revenue, Series B, 5.000%, 05/15/21	$50,000	$55,284
San Diego, CA Unified Port District Revenue, Series B, 5.000%, 09/01/23 (National Insured)	325,000	335,826
San Diego, CA Unified School District, Series C, 5.000%, 07/01/19 (AGM Insured)	200,000	205,310
San Diego County, CA Southwestern Community College District General Obligation, 5.000%, 08/01/23 (National Insured)	285,000	304,634
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (Assured Guaranty)	50,000	56,534
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 34F, 5.000%, 05/01/16 (FGIC Insured)	45,000	50,204
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 30, 5.250%, 05/01/15 (XLCA Insured)	75,000	79,243
San Francisco, CA City & County Airports Commission Revenue, Second Series, Issue 32F, 5.250%, 05/01/17 (FGIC Insured)	465,000	521,446
San Francisco, CA City & County General Obligation, Laguna Honda Hospital, Series R3, 5.000%, 06/15/23	50,000	52,711
San Francisco, CA City & County Unified School District General Obligation, Election 2003, Series C, 5.000%, 06/15/22 (National Insured)	55,000	58,486
San Jose, CA Unified School District General Obligation, Election 2002, Series C, 5.000%, 08/01/24 (FGIC Insured)	200,000	208,018
San Juan, CA Unified School District General Obligation, Election 2002, 4.250%, 08/01/14 (FGIC Insured)	240,000	260,803
San Juan, CA Unified School District General Obligation, Election 2002, Series A, 5.000%, 08/01/16 (National Insured)	150,000	163,362
Santa Ana, CA Unified School District, Election 2008, Series A, 5.250%, 08/01/25	1,300,000	1,366,157
Santa Ana, CA Unified School District General Obligation, Series A, 5.250%, 08/01/26	500,000	519,475
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 4.000%, 08/01/14 (XLCA Insured)	40,000	41,742
Santa Clara County, CA East Side Union High School District General Obligation, Series A, 4.000%, 09/01/18 (AMBAC Insured)	75,000	76,723
Santa Clara County, CA East Side Union High School District, Election 2002, Series C, 5.000%, 08/01/14 (AGM Insured)	60,000	63,828
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	65,000	66,997
Santa Clara County, CA East Side Union High School District General Obligation, Election 2002, Series D, 5.000%, 08/01/19 (XLCA Insured)	265,000	273,141
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.100%, 02/01/22 (National Insured)	500,000	518,820
Santa Clara County, CA East Side Union High School District General Obligation, Series B, 5.250%, 02/01/24 (National Insured)	40,000	40,591
Santa Clara County, CA Franklin-McKinley CA School District General Obligation, 5.000%, 07/01/15 (AGM Insured)	40,000	43,958
Santa Rosa, CA High School District, Election 2002, 5.000%, 08/01/19 (National Insured)	100,000	102,701
Sierra, CA Joint Community College District, Election 2004, Series B, 5.000%, 08/01/24 (National Insured)	100,000	104,402
Sierra, CA Joint Community College District, Election 2004, 5.000%, 08/01/25 (National Insured)	100,000	103,017
Sierra Sands, CA Unified School District General Obligation, Series A, 5.000%, 11/01/22 (FGIC Insured)	50,000	52,317
Solano County, CA Community College District, 4.000%, 08/01/15 (National Insured)	25,000	27,055
Solano County, CA Community College District, 5.000%, 08/01/16 (National Insured)	40,000	44,666
Sonoma County, CA Junior College District General Obligation, Series D, 5.000%, 08/01/16	15,000	17,036
Southern California Public Power Authority Revenue, Series B, 5.750%, 07/01/24	75,000	83,540

The accompanying notes are an integral part of these financial statements. 27

Managers California Intermediate Tax-Free Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 97.5% (continued)
State of California, 5.000%, 04/01/14	$15,000	$16,385
Sweetwater, CA Authority Revenue, 5.000%, 04/01/17 (AMBAC Insured)	50,000	54,880
Tahoe-Truckee, CA Unified School District General Obligation, 5.500%, 08/01/19 (National Insured)	75,000	86,060
Tracy, CA Joint Unified School District General Obligation, Election 2006, 5.000%, 08/01/25 (Assured Guaranty)	100,000	103,770
Vacaville, CA Unified School District, Election 2001, 5.000%, 08/01/16 (National Insured)	120,000	132,049
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/17 (National Insured)	40,000	43,378
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/22 (National Insured)	15,000	15,728
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (AMBAC Insured)	130,000	132,501
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/25 (National Insured)	220,000	222,158
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (AMBAC Insured)	30,000	30,383
Vacaville, CA Unified School District General Obligation, Election 2001, 5.000%, 08/01/26 (National Insured)	55,000	56,239
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/22	100,000	109,015
Val Verde, CA Unified School District General Obligation, Election 2008, Series A, 5.500%, 08/01/24	615,000	656,912
Wiseburn, CA School District, Class A, 5.000%, 08/01/16 (National Insured)	75,000	84,463
Yosemite, CA Community College District General Obligation, Election 2004, Series A, 5.000%, 08/01/22 (FGIC Insured)	515,000	545,179
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/23 (AMBAC Insured)	90,000	94,315
Yuba, CA Community College District General Obligation, Election 2006, Series A, 5.000%, 08/01/24 (AMBAC Insured)	25,000	26,031
Total Municipal Bonds (cost $25,732,788)		26,137,106

	Shares
Short-Term Investments - 1.3% [1]
BlackRock Liquidity Funds, California Money Fund, Institutional Class Shares, 0.19% (cost $344,319)	344,319	344,319
Total Investments - 98.8% (cost $26,077,107) [5]		26,481,425
Other Assets, less Liabilities - 1.2%		311,719
Net Assets - 100.0%		$26,793,144

The accompanying notes are an integral part of these financial statements. 28

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in the report.

At April 30, 2011, the approximate cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were:

Fund	Cost	Appreciation	Depreciation	Net
Managers Frontier Small Cap Growth	$44,920,545	$12,831,246	($633,547)	$12,197,699
Managers AMG TSCM Growth Equity	26,875,735	2,276,845	(162,622)	2,114,223
Managers Micro-Cap	115,896,984	40,528,708	(2,839,392)	37,689,316
Managers Institutional Micro-Cap	20,551,335	7,054,019	(484,795)	6,569,224
Managers Real Estate Securities	41,750,873	6,252,587	(17,617)	6,234,970
Managers California Intermediate Tax-Free	26,077,107	499,372	(95,054)	404,318

*	Non-income-producing security.
[1]	Yield shown for each investment company represents the April 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of April 30, 2011, amounting to:

Fund	Market Value	% of Net Assets
Managers Frontier Small Cap Growth	$1,471,345	2.3%
Managers Micro-Cap	639,052	0.4%
Managers Institutional Micro-Cap	204,147	0.7%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to Financial Statements.)

[5]

At April 30, 2011, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets was as follows: California 94.7% and Puerto Rico 2.8%. At April 30, 2011, 68.2% of the securities in the portfolio were backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets were as follows: National Insured 36.7% and FGIC 16.3%.

The following table summarizes the inputs used to value the Fund’s net assets by the fair value hierarchy levels as of April 30, 2011. (See Note 1(a) in the Notes to Financial Statements)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Frontier Small Cap Growth
Investments in Securities
Common Stocks†	$54,300,098	—	—	$54,300,098
Short-Term Investments	2,723,534	$94,612	—	2,818,146

Total Investments in Securities	$57,023,632	$94,612	—	$57,118,244

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG TSCM Growth Equity
Investments in Securities
Common Stocks†	$28,034,642	—	—	$28,034,642
Short-Term Investments	955,316	—	—	955,316

Total Investments in Securities	$28,989,958	—	—	$28,989,958

29

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Micro-Cap
Investments in Securities
Common Stocks†	$148,864,013	—	—	$148,864,013
Exchange Traded Funds	739,590	—	—	739,590
Short-Term Investments	3,982,697	—	—	3,982,697

Total Investments in Securities	$153,586,300	—	—	$153,586,300

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Institutional Micro-Cap
Investments in Securities
Common Stocks†	$26,717,614	—	—	$26,717,614
Exchange Traded Funds	184,230	—	—	184,230
Short-Term Investments	218,715	—	—	218,715

Total Investments in Securities	$27,120,559	—	—	$27,120,559

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Real Estate Securities
Investments in Securities
Common Stocks†	$46,020,254	—	—	$46,020,254
Short-Term Investments	1,965,589	—	—	1,965,589

Total Investments in Securities	$47,985,843	—	—	$47,985,843

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers California Intermediate Tax-Free
Investments in Securities
Municipal Bonds††	—	$26,137,106	—	$26,137,106
Short-Term Investments	$344,319	—	—	344,319

Total Investments in Securities	$344,319	$26,137,106	—	$26,481,425

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
††	All municipal bonds held in the Fund are Level 2 securities. For a detailed break-out of securities, please refer to the Schedule of Portfolio Investments.

As of April 30, 2011, the Fund’s had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

AMBAC:	American Municipal Bond Assurance Corp.	FSA:	FSA Capital, Inc
AGM:	Assured Guaranty Municipal Corp.	National:	National Public Finance Guarantee Corp.
CIFG:	CIFG, NA	REIT:	Real Estate Investment Trust
ETF:	Exchange Traded Fund	REOC:	Real Estate Operating Company
FGIC:	Financial Guaranty Insurance Corp.	XLCA:	XL Capital Assurance, Inc.

30

Statements of Assets and Liabilities

April 30, 2011 (unaudited)

	Managers Frontier Small Cap Growth Fund	Managers AMG TSCM Growth Equity Fund
Assets:
Investments at value* (including securities on loan valued at $1,471,345 and $0, respectively)	$57,118,244	$28,989,958
Receivable for investments sold	391,835	346,168
Receivable for Fund shares sold	8,504,079	52,686
Dividends, interest and other receivables	13,814	18,685
Receivable from affiliate	10,004	12,329
Prepaid expenses	26,275	21,142
Total assets	66,064,251	29,440,968
Liabilities:
Payable upon return of securities loaned	1,504,150	—
Payable for investments purchased	297,820	601,313
Payable for Fund shares repurchased	3,038	45,621
Accrued expenses:
Investment management and advisory fees	44,465	17,359
Distribution fees - Investor Class	133	23
Other	38,735	20,387
Total liabilities	1,888,341	684,703
Net Assets	$64,175,910	$28,756,265
Net Assets Represent:
Paid-in capital	$50,027,424	$26,765,493
Undistributed net investment loss	(96,932)	(11,412)
Accumulated net realized gain (loss) from investments	1,789,706	(112,879)
Net unrealized appreciation of investments	12,455,712	2,115,063
Net Assets	$64,175,910	$28,756,265
Investor Class Shares - Net Assets	$681,651	$31,749
Shares outstanding	32,169	2,507
Net asset value, offering and redemption price per share	$21.19	$12.66
Service Class Shares - Net Assets	$22,932,445	$26,061,713
Shares outstanding	1,079,914	2,042,586
Net asset value, offering and redemption price per share	$21.24	$12.76
Institutional Class Shares - Net Assets	$40,561,814	$2,662,803
Shares outstanding	1,905,222	209,593
Net asset value, offering and redemption price per share	$21.29	$12.70
* Investments at cost	$44,662,532	$26,874,895

The accompanying notes are an integral part of these financial statements. 31

Statements of Assets and Liabilities

April 30, 2011 (unaudited)

	Managers Micro-Cap Fund	Managers Institutional Micro-Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund
Assets:
Investments at value* (including securities on loan valued at $639,052, $204,147, $0, $0, respectively)	$153,586,300	$27,120,559	$47,985,843	$26,481,425
Cash	722	—	—	—
Receivable for investments sold	3,264,816	2,490,373	160,919	25,869
Receivable for Fund shares sold	10,764	11,763	451,146	—
Dividends, interest and other receivables	38,918	6,770	26,667	339,909
Receivable from affiliate	26,041	8,401	—	8,872
Prepaid expenses	12,415	7,740	14,529	3,962
Total assets	156,939,976	29,645,606	48,639,104	26,860,037
Liabilities:
Payable to custodian	—	25,830	—	—
Payable upon return of securities loaned	671,251	218,715	—	—
Payable for investments purchased	1,658,644	180,179	354,623	—
Payable for Fund shares repurchased	434,913	46,305	396,790	213
Dividends payable to shareholders	—	—	—	11,185
Accrued expenses:
Investment management and advisory fees	124,093	24,075	31,134	8,802
Administrative fees	31,023	6,019	9,157	5,553
Other	116,678	35,917	44,984	41,140
Total liabilities	3,036,602	537,040	836,688	66,893
Net Assets	$153,903,374	$29,108,566	$47,802,416	$26,793,144
Net Assets Represent:
Paid-in capital	$111,232,836	$22,363,638	$43,680,579	$26,783,575
Undistributed net investment income (loss)	(516,713)	(72,286)	244,389	(1,571)
Accumulated net realized gain (loss) from investments	3,812,907	(151,000)	(4,183,065)	(393,178)
Net unrealized appreciation of investments	39,374,344	6,968,214	8,060,513	404,318
Net Assets	$153,903,374	$29,108,566	$47,802,416	$26,793,144
Shares outstanding	3,712,902	2,225,800	5,089,973	2,564,707
Net asset value, offering and redemption price per share	$41.45	$13.08	$9.39	$10.45
* Investments at cost	$114,211,956	$20,152,345	$39,925,330	$26,077,107

The accompanying notes are an integral part of these financial statements. 32

Statements of Operations

For the six months ended April 30, 2011 (unaudited)

	Managers Frontier Small Cap Growth Fund	Managers AMG TSCM Growth Equity Fund	Managers Micro-Cap Fund	Managers Institutional Micro-Cap Fund	Managers Real Estate Securities Fund	Managers California Intermediate Tax-Free Fund
Investment Income:
Dividend income	$138,062	$60,817	$501,435	$92,341	$550,700	—
Interest income	149	—	293	141	—	$595,624
Foreign withholding tax	(15)	—	—	—	—	—
Securities lending fees	7,210	—	193	188	—	—
Total investment income	145,406	60,817	501,921	92,670	550,700	595,624
Expenses:
Investment management and advisory fees	205,890	54,240	723,562	137,816	143,808	55,190
Administrative fees	25,565	18,080	180,891	34,454	42,296	34,994
Distribution Fees - Investor Class	928	113	N/A	N/A	N/A	N/A
Registration fees	24,544	24,090	13,393	13,764	11,360	445
Professional fees	14,399	10,720	19,229	12,266	23,024	15,750
Custodian	13,524	4,369	28,265	15,526	9,692	20,924
Transfer agent	8,694	16,117	212,824	3,315	7,056	2,275
Reports to shareholders	3,480	1,740	12,285	3,134	5,375	624
Trustees fees and expenses	1,235	179	5,056	893	966	1,046
Miscellaneous	1,863	797	3,422	970	582	926
Total expenses before offsets	300,122	130,445	1,198,927	222,138	244,159	132,174
Expense reimbursements	(57,634)	(57,610)	(164,188)	(52,581)	(1,789)	(55,171)
Expense repayments	—	—	—	—	11,418	—
Expense reductions	(150)	(665)	(14,537)	(4,360)	(1,091)	(9)
Net expenses	242,338	72,170	1,020,202	165,197	252,697	76,994
Net investment income (loss)	(96,932)	(11,353)	(518,281)	(72,527)	298,003	518,630
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,047,719	(111,567)	21,308,416	3,865,605	2,075,697	19,597
Net change in unrealized appreciation (depreciation) of investments	7,666,703	2,017,331	10,499,951	1,932,011	3,429,063	(839,259)
Net realized and unrealized gain (loss)	9,714,422	1,905,764	31,808,367	5,797,616	5,504,760	(819,662)
Net increase (decrease) in net assets resulting from operations	$9,617,490	$1,894,411	$31,290,086	$5,725,089	$5,802,763	($301,032)

The accompanying notes are an integral part of these financial statements. 33

Statements of Changes in Net Assets

For the six months ended April 30, 2011 (unaudited) and for the fiscal year ended October 31, 2010

	Managers Frontier Small Cap Growth Fund		Managers AMG TSCM Growth Equity Fund		Managers Micro-Cap Fund
	2011	2010	2011	2010*	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	($96,932)	($214,092)	($11,353)	$728	($518,281)	($1,104,839)
Net realized gain (loss) on investments	2,047,719	1,807,400	(111,567)	(1,312)	21,308,416	8,053,879
Net change in unrealized appreciation of investments	7,666,703	5,623,078	2,017,331	97,732	10,499,951	24,521,471
Net increase in net assets resulting from operations	9,617,490	7,216,386	1,894,411	97,148	31,290,086	31,470,511
Distributions to Shareholders:
From net investment income	—	—	(787)	—	—	—
From Capital Share Transactions:
Proceeds from sale of shares	29,035,773	12,220,563	26,850,847	1,090,343	2,627,613	3,601,646
Cost of shares repurchased	(4,923,870)	(28,526,838)	(1,075,597)	(100,100)	(15,583,919)	(26,824,668)
Net increase (decrease) from capital share transactions	24,111,903	(16,306,275)	25,775,250	990,243	(12,956,306)	(23,223,022)
Total increase (decrease) in net assets	33,729,393	(9,089,889)	27,668,874	1,087,391	18,333,780	8,247,489
Net Assets:
Beginning of period	30,446,517	39,536,406	1,087,391	—	135,569,594	127,322,105
End of period	$64,175,910	$30,446,517	$28,756,265	$1,087,391	$153,903,374	$135,569,594
End of period undistributed net investment income (loss)	($96,932)	—	($11,412)	$728	($516,713)	$1,568

Share Transactions:
Sale of shares	1,462,648 [1]	820,435	2,241,352 [1]	108,700	69,996	120,296
Shares repurchased	(265,583)[1]	(1,945,580)	(86,034)[1]	(9,332)	(413,157)	(893,039)
Net increase (decrease) in shares	1,197,065 [1]	(1,125,145)	2,155,318 [1]	99,368	(343,161)	(772,743)

*	Commenced operations on July 30, 2010.
[1]	See note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements. 34

Statements of Changes in Net Assets

For the six months ended April 30, 2011 (unaudited) and for the fiscal year ended October 31, 2010

	Managers Institutional Micro-Cap Fund		Managers Real Estate Securities Fund		Managers California Intermediate Tax-Free Fund
	2011	2010	2011	2010	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	($72,527)	($156,154)	$298,003	$210,405	$518,630	$991,901
Net realized gain on investments	3,865,605	1,225,691	2,075,697	3,547,200	19,597	35,518
Net change in unrealized appreciation (depreciation)of investments	1,932,011	4,684,980	3,429,063	2,882,384	(839,259)	897,302
Net increase (decrease) in net assets resulting from operations	5,725,089	5,754,517	5,802,763	6,639,989	(301,032)	1,924,721
Distributions to Shareholders:
From net investment income	—	—	(143,099)	(195,055)	(518,625)	(991,896)
From Capital Share Transactions:
Proceeds from sale of shares	5,609,833	3,228,476	23,877,144	9,003,122	503,216	3,180,468
Reinvestment of dividends and distributions	—	—	137,458	191,341	219,335	525,318
Cost of shares repurchased	(5,475,957)	(9,495,816)	(5,658,939)	(6,378,675)	(4,425,086)	(4,504,131)
Net increase (decrease) from capital share transactions	133,876	(6,267,340)	18,355,663	2,815,788	(3,702,535)	(798,345)
Total increase (decrease) in net assets	5,858,965	(512,823)	24,015,327	9,260,722	(4,522,192)	134,480
Net Assets:
Beginning of period	23,249,601	23,762,424	23,787,089	14,526,367	31,315,336	31,180,856
End of period	$29,108,566	$23,249,601	47,802,416	$23,787,089	$26,793,144	$31,315,336
End of period undistributed net investment income (loss)	($72,286)	$241	$244,389	$89,485	($1,571)	($1,576)

Share Transactions:
Sale of shares	485,222	338,471	2,800,068	1,248,965	48,415	300,261
Reinvestment of dividends and distributions	—	—	16,410	27,361	21,160	49,707
Shares repurchased	(456,501)	(1,013,229)	(657,742)	(901,249)	(425,868)	(425,846)
Net increase (decrease) in shares	28,721	(674,758)	2,158,736	375,077	(356,293)	(75,878)

The accompanying notes are an integral part of these financial statements. 35

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2011 (unaudited)	For the fiscal year ended October 31,
Managers Frontier Small Cap Growth Fund - Service Class*		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.72	$13.42	$11.69	$17.87	$15.47	$12.90
Income from Investment Operations:
Net investment loss	(0.05)	(0.12)[3]	(0.10)[3]	(0.12)[3]	(0.11)[3]	(0.12)[3]
Net realized and unrealized gain (loss) on investments	4.57	3.42 [3]	1.83 [3]	(6.06)[3]	2.51 [3]	2.69 [3]
Total from investment operations	4.52	3.30	1.73	(6.18)	2.40	2.57
Net Asset Value, End of Period	$21.24	$16.72	$13.42	$11.69	$17.87	$15.47
Total Return[1]	27.03%[4,5]	24.59%	14.80%	(34.58)%	15.51%	19.92%
Ratio of net expenses to average net assets	1.30%[6]	1.37%	1.46%	1.41%	1.39%	1.38%
Ratio of net investment loss to average net assets[1]	(0.58)%[6]	(0.78)%	(0.90)%	(0.79)%	(0.68)%	(0.84)%
Portfolio turnover	31%[5]	52%	136%	59%	49%	49%
Net assets at end of period (000’s omitted)	$22,932	$18,290	$39,536	$51,057	$87,015	$89,175

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.59%[6]	1.66%	1.50%	1.43%	1.41%	1.42%
Ratio of net investment loss to average net assets	(0.87)%[6]	(1.07)%	(0.94)%	(0.80)%	(0.70)%	(0.88)%

36

Financial Highlights

For a share outstanding throughout each period

Managers Frontier Small Cap Growth Fund Investor Class Shares*	For the six months ended April 30, 2011 (unaudited)	For the fiscal period ended October 31, 2010
Net Asset Value, Beginning of Period	$16.70	$14.64
Income from Investment Operations:
Net investment loss	(0.09)	(0.11)[3]
Net realized and unrealized gain on investments	4.58	2.17 [3]
Total from investment operations	4.49	2.06
Net Asset Value, End of Period	$21.19	$16.70
Total Return[1]	26.89%[5]	14.07%[5]
Ratio of net expenses to average net assets	1.55%[6]	1.55%[6]
Ratio of net investment loss to average net assets[1]	(0.80)%[6]	(0.91)%[6]
Portfolio turnover	31%[5]	52%[5]
Net assets at end of period (000’s omitted)	$682	$406

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.84%[6]	1.94%[6]
Ratio of net investment loss to average net assets	(1.09)%[6]	(1.30)%[6]

Managers Frontier Small Cap Growth Fund Institutional Class Shares*	For the six months ended April 30, 2011 (unaudited)	For the fiscal period ended October 31, 2010
Net Asset Value, Beginning of Period	$16.74	$14.64
Income from Investment Operations:
Net investment loss	(0.02)	(0.05)[3]
Net realized and unrealized gain on investments	4.57	2.15 [3]
Total from investment operations	4.55	2.10
Net Asset Value, End of Period	$21.29	$16.74
Total Return[1]	27.18%[5]	14.34%[5]
Ratio of net expenses to average net assets	1.05%[6]	1.05%[6]
Ratio of net investment loss to average net assets[1]	(0.36)%[6]	(0.41)%[6]
Portfolio turnover	31%[5]	52%[5]
Net assets at end of period (000’s omitted)	$40,562	$11,750

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.34%[6]	1.44%[6]
Ratio of net investment loss to average net assets	(0.65)%[6]	(0.80)%[6]

37

Financial Highlights

For a share outstanding throughout each period

Managers AMG TSCM Growth Equity Fund - Investor Class**	For the six months ended April 30, 2011 (unaudited)	For the fiscal period ended October 31, 2010
Net Asset Value, Beginning of Period	$10.93	$10.00
Income from Investment Operations:
Net investment loss	(0.11)	(0.00	)#,3
Net realized and unrealized gain on investments	1.84	0.93	[3]
Total from investment operations	1.73	0.93
Less Distributions to Shareholders from:
Net investment income	(0.00)#	—
Net Asset Value, End of Period	$12.66	$10.93
Total Return[1]	15.85%[5]	9.30%[5]
Ratio of net expenses to average net assets	1.16%[6]	1.17%[6]
Ratio of net investment loss to average net assets[1]	(0.57)%[6]	(0.11)%[6]
Portfolio turnover	34%[5]	50%[5]
Net assets at end of period (000’s omitted)	$32	$14

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	3.06%[6]	15.15%[6]
Ratio of net investment loss to average net assets	(2.47)%[6]	(14.09)%[6]

Managers AMG TSCM Growth Equity Fund - Service Class**	For the six months ended April 30, 2011 (unaudited)	For the fiscal period ended October 31, 2010
Net Asset Value, Beginning of Period	$10.94	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.01)	0.00	#,3
Net realized and unrealized gain on investments	1.83	0.94	[3]
Total from investment operations	1.82	0.94
Net Asset Value, End of Period	$12.76	$10.94
Total Return[1]	16.64%[5]	9.40%[5]
Ratio of net expenses to average net assets	1.01%[6]	1.03%[6]
Ratio of net investment income (loss) to average net assets[1]	(0.17)%[6]	0.00	%#,6
Portfolio turnover	34%[5]	50%[5]
Net assets at end of period (000’s omitted)	$26,062	$11

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.56%[6]	15.00%[6]
Ratio of net investment loss to average net assets	(0.72)%[6]	(13.97)%[6]

38

Financial Highlights

For a share outstanding throughout each period

Managers AMG TSCM Growth Equity Fund - Institutional Class**	For the six months ended April 30, 2011 (unaudited)	For the fiscal period ended October 31, 2010
Net Asset Value, Beginning of Period	$10.94	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.00)#	0.01 [3]
Net realized and unrealized gain on investments	1.76	0.93 [3]
Total from investment operations	1.76	0.94
Less Distributions to Shareholders from:
Net investment income	(0.00)#	—
Net Asset Value, End of Period	$12.70	$10.94
Total Return[1]	16.13%[5]	9.40%[5]
Ratio of net expenses to average net assets	0.76%[6]	0.79%[6]
Ratio of net investment income (loss) to average net assets[1]	(0.02)%[6]	0.27%[6]
Portfolio turnover	34%[5]	50%[5]
Net assets at end of period (000’s omitted)	$2,663	$1,063

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	3.16%[6]	14.74%[6]
Ratio of net investment loss to average net assets	(2.42)%[6]	(13.68)%[6]

39

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2011 (unaudited)	For the fiscal year ended October 31,
Managers Micro-Cap Fund		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$33.42	$26.37	$25.41	$41.90	$34.48	$29.65
Income from Investment Operations:
Net investment loss	(0.14)	(0.25)[3]	(0.21)[3]	(0.31)[3]	(0.37)[3]	(0.26)[3]
Net realized and unrealized gain (loss) on investments	8.17	7.30 [3]	2.73 [3]	(16.18)[3]	7.79 [3]	5.09 [3]
Total from investment operations	8.03	7.05	2.52	(16.49)	7.42	4.83
Less Distribution to Shareholders from:
Net realized gain on investments	—	—	(1.56)	—	—	—
Net Asset Value End of Period	$41.45	$33.42	$26.37	$25.41	$41.90	$34.48
Total Return[1]	23.99%[5]	26.73%[4]	11.34%[4]	(39.37)%	21.52%[4]	16.29%
Ratio of net expenses to average net assets	1.41%[6]	1.50%	1.53%	1.54%	1.53%	1.54%
Ratio of net investment loss to average net assets[1]	(0.71)%[6]	(0.84)%	(0.90)%	(0.92)%	(1.01)%	(0.79)%
Portfolio turnover	42%[5]	93%	82%	193%	76%	82%
Net assets at end of period (000’s omitted)	$153,903	$135,570	$127,322	$132,424	$271,934	$303,474

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.66%[6]	1.72%	1.75%	1.66%	1.53%	1.54%
Ratio of net investment loss to average net assets	(0.96)%[6]	(1.06)%	(1.12)%	(1.04)%	(1.01)%	(0.79)%

40

Financial Highlights

For a share outstanding throughout each period

Managers Institutional Micro-Cap Fund	For the six months ended April 30, 2011 (unaudited)	For the fiscal year ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.58	$8.27	$8.64	$16.65	$15.07	$14.94
Income from Investment Operations:
Net investment loss	(0.03)	(0.06)[3]	(0.05)[3]	(0.10)[3]	(0.13)[3]	(0.09)[3]
Net realized and unrealized gain (loss) on investments	2.53	2.37 [3]	0.79 [3]	(5.87)[3]	2.99 [3]	2.36 [3]
Total from investment operations	2.50	2.31	0.74	(5.97)	2.86	2.27
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	(1.11)	(2.04)	(1.28)	(2.14)
Net Asset Value End of Period	$13.08	$10.58	$8.27	$8.64	$16.65	$15.07
Total Return[1]	23.63%[5]	27.93%[4]	11.44%[4]	(40.45)%	20.48%	16.33%
Ratio of net expenses to average net assets	1.20%[6]	1.29%	1.31%	1.30%	1.35%	1.35%
Ratio of net investment loss to average net assets[1]	(0.53)%[6]	(0.64)%	(0.66)%	(0.74)%	(0.83)%	(0.63)%
Portfolio turnover	54%[5]	98%	81%	198%	129%	78%
Net assets at end of period (000’s omitted)	$29,109	$23,250	$23,762	$26,759	$141,223	$259,395

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.61%[6]	1.66%	1.67%	1.55%	1.39%	1.37%
Ratio of net investment loss to average net assets	(0.94)%[6]	(1.01)%	(1.02)%	(0.99)%	(0.87)%	(0.65)%

41

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2011	For the fiscal year ended October 31,
Managers Real Estate Securities Fund	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.12	$5.68	$5.55	$12.57	$14.74	$12.86
Income from Investment Operations:
Net investment income	0.06	0.08 [3]	0.12 [3]	0.13 [3]	0.06	0.18
Net realized and unrealized gain (loss) on investments	1.25	2.43 [3]	0.16 [3]	(4.06)[3]	0.22	3.87
Total from investment operations	1.31	2.51	0.28	(3.93)	0.28	4.05
Less Distributions to Shareholders from:
Net investment income	(0.04)	(0.07)	(0.15)	(0.12)	(0.10)	(0.10)
Net realized gain on investments	—	—	—	(2.97)	(2.35)	(2.07)
Total distributions to shareholders	(0.04)	(0.07)	(0.15)	(3.09)	(2.45)	(2.17)
Net Asset Value, End of Period	$9.39	$8.12	$5.68	$5.55	$12.57	$14.74
Total Return[1]	16.21%[5]	44.47%	5.77%	(38.95)%	2.10%	36.43%
Ratio of net expenses to average net assets	1.49%[6]	1.49%	1.48%	1.48%	1.40%	1.46%
Ratio of net investment income to average net assets[1]	1.76%[6]	1.12%	2.56%	1.63%	0.82%	0.97%
Portfolio turnover	37%[5]	99%	107%	127%	126%	69%
Net assets at end of period (000’s omitted)	$47,802	$23,787	$14,526	$12,366	$26,561	$27,624

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.51%[6]	1.79%	2.47%	1.80%	1.41%	1.46%
Ratio of net investment income to average net assets	1.74%[6]	0.82%	1.57%	1.31%	0.83%	0.97%

42

Financial Highlights

For a share outstanding throughout each period

	For the six months ended April 30, 2011	For the fiscal year ended October 31,
Managers California Intermediate Tax-Free Fund	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.72	$10.40	$9.84	$10.56	$10.75	$10.66
Income from Investment Operations:
Net investment income	0.19	0.34	0.32	0.38	0.40	0.39
Net realized and unrealized gain (loss) on investments	(0.27)	0.32	0.55	(0.56)	(0.16)	0.25
Total from investment operations	(0.08)	0.66	0.87	(0.18)	0.24	0.64
Less Distributions to Shareholders from:
Net investment income	(0.19)	(0.34)	(0.31)	(0.38)	(0.40)	(0.40)
Net realized gain on investments	—	—	—	(0.16)	(0.03)	(0.15)
Total distributions to shareholders	(0.19)	(0.34)	(0.31)	(0.54)	(0.43)	(0.55)
Net Asset Value, End of Period	$10.45	$10.72	$10.40	$9.84	$10.56	$10.75
Total Return[1]	(0.70)%[5]	6.41%	8.97%	(1.82)%	2.23%	6.21%
Ratio of net expenses to average net assets	0.55%[6]	0.55%	0.55%	0.55%	0.56%	0.55%
Ratio of net investment income to average net assets[1]	3.71%[6]	3.20%	3.08%	3.71%	3.75%	3.76%
Portfolio turnover	3%[5]	64%	152%	33%	35%	22%
Net assets at end of period (000’s omitted)	$26,793	$31,315	$31,181	$32,955	$35,982	$54,144

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	0.94%[6]	0.96%	0.86%	0.80%	0.82%	0.82%
Ratio of net investment income to average net assets	3.32%[6]	2.79%	2.77%	3.46%	3.49%	3.49%

Notes to Financial Highlights (unaudited)

The following footnotes are to be read in conjunction with the Financial Highlights previously presented in the report.

#	Rounds to less than $0.01 per share or 0.01%.
*

Effective January 1, 2010, existing shares of Managers Frontier Small Cap Growth Fund (formerly shares of Managers Small Cap Fund) were reclassified and redesignated as Service Class shares. Investor Class and Institutional Class shares commenced operations on January 1, 2010.

**	Commenced operations on July 30, 2010.
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Not annualized.
[6]	Annualized.

43

Notes to Financial Statements

April 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

Managers Trust I (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of investment series. Included in this report are the Managers Frontier Small Cap Growth Fund (“Small Cap”) (formerly Managers Small Cap Fund), Managers Micro-Cap Fund (“Micro-Cap”) (formerly Managers Fremont Micro-Cap Fund), Managers Institutional Micro-Cap Fund (“Institutional Micro-Cap”) (formerly Managers Fremont Institutional Micro-Cap Fund), Managers Real Estate Securities Fund (“Real Estate Securities”), Managers California Intermediate Tax-Free Fund (“California Intermediate Tax-Free”), and Managers AMG TSCM Growth Equity Fund (“TSCM Growth Equity”), each a “Fund” and collectively the “Funds.” TSCM Growth Equity commenced operations on July 30, 2010.

Effective January 1, 2010, Small Cap added new classes of shares. Small Cap offers three classes of shares, Institutional, Service and Investor, each offering varying levels of shareholder servicing and / or 12b-1 fees. Legacy Small Cap shareholders became shareholders in the Institutional Class and Service Class.

Small Cap and TSCM Growth Equity each offer three classes of shares: Investor Class, Service Class, and Institutional Class. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences may be material. The following is a summary of Significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of certain investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio security to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Funds calculate its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such

44

Notes to Financial Statements (continued)

securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs refiect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs refiect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. For Small Cap and TSCM Growth Equity Funds, investment income, realized and unrealized capital gains and losses, the common expenses of the Funds, and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended April 30, 2011, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: Small Cap - $137 or 0.00%, Micro-Cap - $14,492 or 0.02%, Institutional Micro-Cap - $4,351 or 0.03%, Real Estate Securities - $1,080 or 0.01%, and TSCM Growth Equity - $660 or 0.03%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2011, the custodian expense was not reduced for any of the Funds.

45

Notes to Financial Statements (continued)

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2011, the overdraft fees were as follows: Small Cap – $2, and California Intermediate Tax-Free - $8.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc., whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended April 30, 2011, the transfer agent expense was reduced as follows: Small Cap - $13, TSCM Growth Equity - $5, Micro-Cap - $45, Institutional Micro-Cap - $9, Real Estate Securities - $11 and California Intermediate Tax-Free - $9.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid as follows:

Annually - Small Cap, TSCM Growth Equity, Micro-Cap, and Institutional Micro-Cap

Quarterly - Real Estate Securities

Declared daily, paid monthly - California Intermediate Tax-Free Distributions of capital gains, if any, will be made on an annual basis and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended October 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of April 30, 2011, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires October 31,
TSCM Growth Equity	$471	2018
Micro-Cap	$15,808,913	2017
Institutional Micro-Cap	$3,617,374	2017
Real Estate Securities	$4,516,211	2017
California Intermediate Tax-Free	$412,775	2016

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to

46

Notes to Financial Statements (continued)

the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The capital stock transactions by class for Small Cap and TSCM Growth Equity for the six months ended April 30, 2011, and fiscal year ended October 31, 2010 were as follows:

	Small Cap
	2011		2010
	Shares	Amount	Shares	Amount
Investor Class*
Proceeds from sale of shares	26,291	$480,685	25,018	$375,533
Cost of shares repurchased	(18,457)	(357,146)	(683)	(11,557)

Net increase - Investor Class	7,834	$123,539	24,335	$363,976

Service Class
Proceeds from sale of shares	191,053	$3,740,696	74,867	$1,124,823
Cost of shares repurchased	(205,326)	(3,740,330)	(1,926,064)	(28,232,180)

Net increase (decrease) - Service Class	(14,273)	$366	(1,851,197)	($27,107,357)

Institutional Class*
Proceeds from sale of shares	1,245,304	$24,814,392	720,550	$10,720,207
Cost of shares repurchased	(41,800)	(826,394)	(18,833)	(283,101)

Net increase - Institutional Class	1,203,504	$23,987,998	701,717	$10,437,106

	TSCM Growth Equity **
	2011		2010
	Shares	Amount	Shares	Amount
Investor Class
Proceeds from sale of shares	2,237	$26,544	1,270	$12,963
Cost of shares repurchased	(1,000)	(19,449)	—	—

Net increase - Investor Class	1,237	$7,095	1,270	$12,963

Service Class
Proceeds from sale of shares	2,122,406	$25,441,694	1,000	$10,000
Cost of shares repurchased	(80,820)	(1,004,023)	—	—

Net increase - Service Class	2,041,586	$24,437,671	1,000	$10,000

Institutional Class
Proceeds from sale of shares	116,709	$1,382,609	106,430	$1,067,380
Cost of shares repurchased	(4,214)	(52,125)	(9,332)	(100,100)

Net increase - Institutional Class	112,495	$1,330,484	97,098	$967,280

*	Commenced operations on January 1, 2010.
**	Commenced operations on July 30, 2010.

47

Notes to Financial Statements (continued)

At April 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Small Cap - two collectively own 44%; TSCM Growth Equity - one individually owns 90%; Micro-Cap - two collectively own 49%; Institutional Micro-Cap - three collectively own 62%; Real Estate Securities - two collectively own 47%; California Intermediate Tax-Free - two collectively own 57%. Transactions by these shareholders may have a material impact on their respective Funds.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which Managers Investment Group LLC (the “Investment Manager”), an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), provides or oversees investment management services to the Funds. The Investment Manager selects subadvisors for each Fund (subject to Board approval) and monitors the subadvisors’ investment programs and results. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to subadvisory agreements with the Investment Manager.

The Small Cap investment portfolio is managed by Frontier Capital Management Co., LLC (“Frontier”). AMG indirectly owns a majority interest in Frontier. The TSCM Growth Equity investment portfolio is managed by TimesSquare Capital Management, LLC (“TimesSquare”). AMG indirectly owns a majority interest in TimesSquare.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets, for the six months ended April 30, 2011, were as follows:

Fund	Investment Management Fee
Small Cap	1.00%
TSCM Growth Equity	0.75%
Micro-Cap	1.00%
Institutional Micro-Cap	1.00%
Real Estate Securities	0.85%
California Intermediate Tax-Free
on first $25 million	0.40%
on next $25 million	0.35%
on next $50 million	0.30%
on next $50 million	0.25%
on balance over $150 million	0.20%

Small Cap is obligated by its investment management contract to pay an annual management fee to the Investment Manager. The Investment Manager, in turn, pays all or a portion of this fee to Frontier. Under its Investment Manager Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. Effective as of January 1, 2010, the Investment Manager receives compensation from Frontier for its administrative services to the Fund pursuant to a separate agreement between the Investment Manager and Frontier.

For each of the Funds other than Small Cap, the Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. For its services, the Administrator is paid a fee at a rate of 0.25% of average net assets per annum. Effective January 1, 2010, Small Cap terminated its Administration agreement.

At a meeting held on September 10-11, 2009, the Trust’s Board of Trustees approved a contractual expense limitation with respect to Small Cap. Effective January 1, 2010, the Investment Manager has contractually agreed, through at least March 1, 2012, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses and extraordinary items) to 1.05% of the Fund’s average daily net assets.

At a meeting held June 10-11, 2010, the Board of Trustees approved new contractual expense limitation agreements with respect to the Micro-Cap and Institutional Micro-Cap Funds. Effective July 1, 2010, the Investment Manager has contractually agreed, through at least March 1, 2012, to waive fees and pay or reimburse Fund expenses of Micro-Cap and Institutional Micro-Cap in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary items) to 1.43%, and 1.23%, respectively, of each Fund’s average daily net assets. Immediately prior to July 1, 2010, Micro-Cap and Institutional Micro-Cap had contractual expense limitations of 1.56%, and 1.35%, respectively.

The Investment Manager has contractually agreed, through at least March 1, 2012, to waive fees and pay or reimburse Fund expenses of Real Estate Securities and California Intermediate Tax-Free in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary items) to 1.50% and 0.55%, respectively, of each Fund’s average daily net assets.

48

Notes to Financial Statements (continued)

The Investment Manager has contractually agreed, through at least March 1, 2012, to waive fees and pay or reimburse Fund expenses of TSCM Growth Equity in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest, shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions, acquired fund fees and expenses and extraordinary items) to 0.79% of the Fund’s average daily net assets.

Each of Small Cap, TSCM Growth Equity, Micro-Cap, Institutional Micro-Cap, Real Estate Securities, and California Intermediate Tax-Free is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s expenses in any such year to exceed the previously stated expense limitation percentages of that Fund’s average daily net assets. For the six months ended April 30, 2011, each Fund’s components of reimbursement are detailed in the following chart:

	Small Cap	TSCM Growth Equity	Micro-Cap
Reimbursement Available - 10/31/10	$92,681	$38,363	$713,884
Additional Reimbursements	57,634	57,610	164,188
Repayments	—	—	—
Expired Reimbursements	—	—	(80,438)
Reimbursement Available - 4/30/11	$150,315	$95,973	$797,634

	Institutional Micro-Cap	Real Estate Securities	California Intermediate Tax-Free
Reimbursement Available - 10/31/10	$260,658	$203,001	$319,403
Additional Reimbursements	52,581	1,789	55,171
Repayments	—	(11,418)	—
Expired Reimbursements	(65,113)	(18,212)	(55,816)
Reimbursement Available - 4/30/11	$248,126	$175,160	$318,758

Effective January 1, 2011 the aggregate annual retainer paid to each Independent Trustee is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (“MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or MDI.

Small Cap and TSCM Growth Equity have adopted a distribution and service plan (the “plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors up to 0.25% annually of the Fund’s average daily net assets attributable to the Investor Class shares. The Plan further provides for periodic payments by MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by the Investor Class shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by its clients of such broker, dealer or financial intermediary.

On June 23, 2009, the Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2011, the following Funds either borrowed from or lent to other Managers Funds: Small Cap borrowed $627,674 for 1 day paying interest of $20; Small Cap lent $1,193,159 for 4 days earning interest of $148; Micro-Cap lent $3,785,928 for 5 days earning interest of $293; Institutional Micro-Cap lent $1,138,018 for 4 days earning interest of $141. The interest amounts can be found in the Statement of Operations in interest income or as miscellaneous expense.

49

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2011, were as follows:

Fund	Purchases	Sales
Small Cap	$27,359,567	$12,601,756
TSCM Growth Equity	30,528,762	5,475,083
Micro-Cap	59,379,101	72,055,375
Institutional Micro-Cap	13,806,448	14,621,949
Real Estate Securities	29,885,510	12,437,399
California Intermdiate Tax-Free	959,132	4,380,199

The Funds had no purchases or sales of U.S. Government obligations for the six months ended April 30, 2011.

4.	Portfolio Securities Loaned

The Funds may participate in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM. For the six months ended April 30, 2011, Small Cap, Micro-Cap, and Institutional Micro-Cap participated in the securities lending program.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily. Each Fund’s position, if any, in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Depreciation on the Statement of Assets and Liabilities and Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Subsequent Events

On May 5, 2011, Managers Institutional Micro-Cap Fund received a class action settlement from the TomoTherapy Securities Litigation Settlement in the amount of $29,607, or $0.01 per share.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

At a meeting of the Trust’s Board of Trustees held June 9-10 2011, Nathaniel Dalton, who was a Trustee of the Trust, delivered his resignation to the Board of Trustees, effective June 9, 2011. The Board appointed Christine C. Carsman as Trustee to fill the vacancy; like Mr. Dalton, Ms. Carsman is considered an “interested person” of the Trust under the Investment Company Act of 1940.

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

50

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Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.
(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.
(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST I

By:	/s/ John H. Streur
John H. Streur, President

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date:	June 29, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	June 29, 2011